UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1: Reports to Shareholders

Vanguard Institutional Index Fund
Semiannual Report

June 30, 2011

> For the six months ended June 30, 2011, Vanguard Institutional Index Fund met its objective, closely tracking the 6.02% return of the S&P 500 Index.

> Despite a barrage of grim headlines, the stock market delivered solid gains, buoyed by strength in corporate earnings.

> Health care and energy stocks were among the bright spots. Financial stocks struggled.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011

Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	6.01%
Institutional Plus Shares	6.03
S&P 500 Index	6.02
Large-Cap Core Funds Average	5.25
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$115.01	$120.83	$1.092	$0.000
Institutional Plus Shares	115.01	120.83	1.107	0.000

1

Chairman’s Letter

Dear Shareholder,

Stock prices scampered higher in the face of uncertainty about the strength of the global recovery. For the six months ended June 30, 2011, Vanguard Institutional Index Fund followed the market’s gains and retreats, performing in line with the 6.02% return of the S&P 500 Index. The fund topped the average return of its peer group, large-capitalization core funds.

All but one of the fund’s ten sectors posted positive returns for the period. The double-digit returns delivered by health care and energy stocks were notable bright spots. Weakness in the information technology sector, the single largest component of the S&P 500 Index, and a decline in the financial sector restrained the six-month returns.

Please note that on June 1, the expense ratio of Vanguard Institutional Index Fund’s Institutional Shares declined to 4 basis points from 5 basis points (1 basis point is 0.01 percentage point). The expense ratio of the Institutional Plus Shares declined from 2.5 basis points to 2 basis points. As the assets and average account balances in these shares have increased, the funds have realized economies of scale that we are passing along to shareholders.

2

For most stock markets, a ragged six-month gain
Like the U.S. market, global stock markets climbed unsteadily as investor attitudes swung from optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced up again at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets too, as big economies such as China and Brazil grappled with inflationary pressures.

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling (and in our opinion, overstated) headlines raised doubts about their safety. Toward the end, investors’ worries began to recede and prices rose.

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

3

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Strength in health care and energy carried the fund’s stocks higher
Vanguard Institutional Index Fund produced a solid half-year return despite the anxiety and pronounced volatility triggered by a series of unsettling events on the global stage. The market’s—and corporate America’s—resilience was notable. Nine out of the S&P 500 Index’s ten sectors posted positive returns, and corporate earnings continued to rebound powerfully from their recessionary depths.

Health care stocks contributed the most to the fund’s performance, returning nearly 14% for the period and accounting for almost 1.5 percentage points of the overall gain. The sector’s rise was driven in part by strong returns posted by large pharmaceutical companies, which returned to favor as investors grew more comfortable with how those firms are coping with patent expirations of valuable products and a challenging regulatory environment. The energy sector was another highlight as integrated oil and gas companies benefited from the prospect that energy prices will stay high.

Financial stocks, which make up the second-largest sector in the index, declined overall during the period. Large diversified financial services firms saw a drop in revenues from trading and investments, while the big banks continued to wrestle with bad loans and other legacies of the deep recession.

Information technology stocks, the index’s largest sector, also lagged the broader market. The sector showed signs of strength in late 2010 as investors reacted to prospects for increased business spending and to consumers’ enthusiasm for new devices such as tablet computers. Some of that enthusiasm dissipated in the past six months, however, as the economic recovery appeared to stall while competition intensified among industry bellwethers.

Some age-old counsel for an unsettled era
Over the decades, our counsel to clients, both individuals and institutions, has remained consistent: Build a broadly diversified, low-cost portfolio that includes an allocation of stock and bond funds, short-term investments, and (perhaps) alternative assets consistent with your objectives. Vanguard Institutional Index Fund can play a leading role in such a portfolio.

Since the financial crisis, of course, a series of once-hard-to-imagine developments has reverberated through the global stock and bond markets. Is our simple, straightforward counsel still relevant? In a word, yes.

Impulsive portfolio changes can do damage to sensible long-term investment plans. A commitment to those plans, by contrast,

4

has proven a reliable strategy for enhancing wealth. A recent Vanguard study of defined contribution plans found that, despite significant market shocks, participants, on average, had higher account balances in 2010 than in 2007, the eve of the financial crisis. The increase reflected the benefits of regular contributions, diversification, and the global stock markets’ rebound from crisis lows. Although the study examined individual investors, the findings hold valuable lessons for portfolios of any size.

Thank you for entrusting your organization’s assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2011

5

Institutional Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Institutional		Institutional
	Shares		Plus Shares
Ticker Symbol		VINIX	VIIIX
Expense Ratio[1]	0.04%		0.02%
30-Day SEC Yield	1.96%		1.98%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	501	500	3,745
Median Market Cap	$50.1B	$50.1B	$30.8B
Price/Earnings Ratio	15.9x	15.9x	17.1x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	20.3%	20.3%	19.1%
Earnings Growth Rate	5.6%	5.6%	5.8%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	5%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.6%	10.6%	12.2%
Consumer Staples	10.6	10.6	9.7
Energy	12.7	12.7	11.2
Financials	15.1	15.1	15.4
Health Care	11.7	11.7	11.3
Industrials	11.3	11.3	11.6
Information
Technology	17.8	17.8	18.4
Materials	3.7	3.7	4.4
Telecommunication
Services	3.1	3.1	2.6
Utilities	3.4	3.4	3.2

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.3%
Apple Inc.	Computer
	Hardware	2.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Microsoft Corp.	Systems Software	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Johnson & Johnson	Pharmaceuticals	1.5
Procter & Gamble Co.	Household
	Products	1.5
Pfizer Inc.	Pharmaceuticals	1.3
Top Ten		18.4%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated June 1, 2011. For the six months ended June 30, 2011, the annualized expense ratios were 0.048% for Institutional Shares and 0.024% for Institutional Plus Shares.

6

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	30.66%	2.97%	2.74%
Institutional Plus Shares	7/7/1997	30.70	3.00	2.76

See Financial Highlights for dividend and capital gains information.

7

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (10.6%)
	McDonald’s Corp.	8,390,356	707,475
	Walt Disney Co.	15,284,673	596,714
*	Amazon.com Inc.	2,887,794	590,525
	Comcast Corp. Class A	21,524,282	545,425
	Home Depot Inc.	12,875,572	466,353
*	Ford Motor Co.	30,713,723	423,542
	News Corp. Class A	18,478,763	327,074
*	DIRECTV Class A	6,208,569	315,519
	Time Warner Inc.	8,659,072	314,930
	NIKE Inc. Class B	3,067,111	275,979
	Target Corp.	5,572,578	261,410
	Lowe’s Cos. Inc.	10,528,938	245,430
	Viacom Inc. Class B	4,731,435	241,303
	Starbucks Corp.	6,061,492	239,368
	Johnson Controls Inc.	5,486,114	228,551
	Time Warner Cable Inc.	2,720,190	212,284
	Yum! Brands Inc.	3,764,633	207,958
*	priceline.com Inc.	401,449	205,514
	TJX Cos. Inc.	3,122,113	164,005
	CBS Corp. Class B	5,407,856	154,070
	Coach Inc.	2,374,047	151,773
	Carnival Corp.	3,492,087	131,407
*	Bed Bath & Beyond Inc.	2,014,405	117,581
	Kohl’s Corp.	2,272,785	113,662
	Omnicom Group Inc.	2,273,023	109,469
	McGraw-Hill Cos. Inc.	2,464,343	103,281
	Macy’s Inc.	3,451,635	100,926
*	Netflix Inc.	352,374	92,565
*	Discovery Communications
	Inc. Class A	2,253,028	92,284
	Staples Inc.	5,767,883	91,133
	Starwood Hotels &
	Resorts Worldwide Inc.	1,577,976	88,430
	Wynn Resorts Ltd.	615,565	88,358
	Best Buy Co. Inc.	2,609,463	81,963
	Marriott International
	Inc. Class A	2,296,201	81,492

			Market
			Value
		Shares	($000)
	Tiffany & Co.	1,033,006	81,112
	Fortune Brands Inc.	1,246,957	79,518
	Limited Brands Inc.	2,039,901	78,434
	Harley-Davidson Inc.	1,911,037	78,295
*	Chipotle Mexican Grill Inc.
	Class A	251,692	77,569
	Mattel Inc.	2,811,342	77,284
	VF Corp.	707,919	76,852
	Ross Stores Inc.	945,978	75,792
*	O’Reilly Automotive Inc.	1,115,127	73,052
	Genuine Parts Co.	1,272,440	69,221
	Polo Ralph Lauren Corp.
	Class A	520,200	68,984
	Cablevision Systems Corp.
	Class A	1,861,671	67,411
	Nordstrom Inc.	1,356,559	63,677
*	CarMax Inc.	1,826,059	60,388
*	AutoZone Inc.	204,475	60,289
	JC Penney Co. Inc.	1,723,793	59,540
	Gap Inc.	3,159,681	57,190
	Darden Restaurants Inc.	1,103,033	54,887
	Family Dollar Stores Inc.	988,785	51,970
	Whirlpool Corp.	616,254	50,114
	Interpublic Group of Cos.
	Inc.	3,951,054	49,388
	Hasbro Inc.	1,101,466	48,387
	Abercrombie & Fitch Co.	708,740	47,429
	Expedia Inc.	1,615,007	46,819
	Wyndham Worldwide
	Corp.	1,374,238	46,243
*	Apollo Group Inc. Class A	985,575	43,050
	International Game
	Technology	2,427,171	42,670
	H&R Block Inc.	2,470,526	39,627
	Newell Rubbermaid Inc.	2,356,850	37,191
	Scripps Networks
	Interactive Inc. Class A	733,791	35,868
*	Goodyear Tire & Rubber
	Co.	1,975,050	33,122

8

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	GameStop Corp. Class A	1,144,252	30,517
	DeVry Inc.	495,302	29,287
*	Urban Outfitters Inc.	1,007,630	28,365
	Leggett & Platt Inc.	1,156,102	28,186
	Gannett Co. Inc.	1,945,082	27,854
	DR Horton Inc.	2,273,638	26,192
	Harman International
	Industries Inc.	565,492	25,769
*,^	Sears Holdings Corp.	348,596	24,904
	Lennar Corp. Class A	1,300,672	23,607
*	Pulte Group Inc.	2,725,635	20,878
	Comcast Corp. Class A
	Special Shares	844,535	20,463
*	Big Lots Inc.	608,248	20,163
*,^	AutoNation Inc.	513,380	18,795
	Washington Post Co.
	Class B	41,721	17,479
			10,341,585
Consumer Staples (10.6%)
	Procter & Gamble Co.	22,571,953	1,434,899
	Coca-Cola Co.	18,512,164	1,245,683
	Philip Morris
	International Inc.	14,381,119	960,227
	PepsiCo Inc.	12,781,986	900,235
	Wal-Mart Stores Inc.	15,444,509	820,721
	Kraft Foods Inc.	14,214,950	500,793
	Altria Group Inc.	16,927,996	447,068
	CVS Caremark Corp.	10,964,737	412,055
	Colgate-Palmolive Co.	3,953,382	345,565
	Walgreen Co.	7,402,746	314,321
	Costco Wholesale Corp.	3,532,543	286,984
	Kimberly-Clark Corp.	3,176,845	211,451
	General Mills Inc.	5,162,270	192,140
	Archer-Daniels-Midland
	Co.	5,515,022	166,278
	Sysco Corp.	4,718,054	147,109
	HJ Heinz Co.	2,602,168	138,643
	Lorillard Inc.	1,161,902	126,496
	Kroger Co.	4,903,840	121,615
	Kellogg Co.	2,024,530	111,997
	Mead Johnson Nutrition
	Co.	1,652,293	111,612
	Reynolds American Inc.	2,734,336	101,307
	Avon Products Inc.	3,479,275	97,420
	Estee Lauder Cos. Inc.
	Class A	922,201	97,006
	Sara Lee Corp.	4,732,202	89,865
	ConAgra Foods Inc.	3,307,074	85,356
	Coca-Cola Enterprises Inc.	2,628,852	76,710
	Whole Foods Market Inc.	1,208,023	76,649
	Dr Pepper Snapple
	Group Inc.	1,790,430	75,073
	Clorox Co.	1,078,498	72,734
	JM Smucker Co.	938,191	71,715

			Market
			Value
		Shares	($000)
	Hershey Co.	1,240,296	70,511
	Safeway Inc.	2,864,099	66,934
	Brown-Forman Corp.
	Class B	833,391	62,246
	Molson Coors Brewing
	Co. Class B	1,284,770	57,481
	McCormick & Co. Inc.	1,071,190	53,099
	Campbell Soup Co.	1,475,691	50,985
	Tyson Foods Inc. Class A	2,426,419	47,121
	Hormel Foods Corp.	1,123,908	33,504
*	Constellation Brands Inc.
	Class A	1,447,563	30,138
*	Dean Foods Co.	1,482,276	18,188
	SUPERVALU Inc.	1,716,845	16,155
			10,346,089
Energy (12.6%)
	Exxon Mobil Corp.	39,835,318	3,241,798
	Chevron Corp.	16,256,188	1,671,786
	Schlumberger Ltd.	10,972,906	948,059
	ConocoPhillips	11,430,377	859,450
	Occidental Petroleum
	Corp.	6,573,266	683,883
	Apache Corp.	3,100,702	382,596
	Halliburton Co.	7,399,158	377,357
	Anadarko Petroleum
	Corp.	4,023,125	308,815
	Marathon Oil Corp.	5,758,171	303,340
	Devon Energy Corp.	3,420,499	269,569
	National Oilwell Varco Inc.	3,421,071	267,562
	Baker Hughes Inc.	3,514,514	255,013
	EOG Resources Inc.	2,170,641	226,940
	Hess Corp.	2,444,996	182,788
	Chesapeake Energy Corp.	5,317,887	157,888
	Spectra Energy Corp.	5,255,922	144,065
	Williams Cos. Inc.	4,755,704	143,860
	Peabody Energy Corp.	2,189,096	128,960
	Noble Energy Inc.	1,426,867	127,890
	El Paso Corp.	6,217,859	125,601
*	Southwestern Energy Co.	2,813,107	120,626
	Valero Energy Corp.	4,611,014	117,904
	Murphy Oil Corp.	1,564,480	102,724
*	Cameron International
	Corp.	1,981,774	99,663
	Consol Energy Inc.	1,833,089	88,868
*	FMC Technologies Inc.	1,943,815	87,063
	Pioneer Natural
	Resources Co.	944,358	84,586
*	Alpha Natural
	Resources Inc.	1,832,351	83,262
	Noble Corp.	2,039,590	80,380
*	Newfield Exploration Co.	1,069,672	72,759
	Range Resources Corp.	1,299,345	72,114
*	Denbury Resources Inc.	3,211,978	64,240
	EQT Corp.	1,208,138	63,451

9

Institutional Index Fund

			Market
			Value
		Shares	($000)
	QEP Resources Inc.	1,429,092	59,779
*	Nabors Industries Ltd.	2,323,321	57,247
	Helmerich & Payne Inc.	864,802	57,181
	Cabot Oil & Gas Corp.	844,607	56,006
	Sunoco Inc.	980,249	40,886
*	Rowan Cos. Inc.	1,031,560	40,035
	Diamond Offshore
	Drilling Inc.	561,861	39,561
*	Tesoro Corp.	1,163,186	26,649
			12,322,204
Financials (15.0%)
	JPMorgan Chase & Co.	32,133,504	1,315,546
	Wells Fargo & Co.	42,770,675	1,200,145
*	Berkshire Hathaway Inc.
	Class B	12,861,338	995,339
	Citigroup Inc.	23,617,894	983,449
	Bank of America Corp.	81,940,715	898,070
	Goldman Sachs Group
	Inc.	4,186,594	557,194
	American Express Co.	8,457,353	437,245
	US Bancorp	15,579,706	397,438
	MetLife Inc.	8,547,653	374,986
	Morgan Stanley	12,490,630	287,409
	Simon Property Group
	Inc.	2,371,700	275,663
	Bank of New York
	Mellon Corp.	10,040,984	257,250
	PNC Financial Services
	Group Inc.	4,255,633	253,678
	Prudential Financial Inc.	3,946,111	250,933
	Travelers Cos. Inc.	3,387,050	197,736
	Capital One Financial
	Corp.	3,712,469	191,823
	State Street Corp.	4,075,720	183,774
	ACE Ltd.	2,728,240	179,573
	Aflac Inc.	3,781,895	176,539
	CME Group Inc.	542,272	158,121
	Franklin Resources Inc.	1,166,136	153,102
	BB&T Corp.	5,631,696	151,155
	BlackRock Inc.	777,224	149,079
	Chubb Corp.	2,365,493	148,104
	Equity Residential	2,382,514	142,951
	Marsh & McLennan
	Cos. Inc.	4,429,148	138,145
	AON Corp.	2,672,751	137,112
	Charles Schwab Corp.	8,098,869	133,226
	ProLogis Inc.	3,673,222	131,648
	Allstate Corp.	4,228,634	129,100
	Public Storage	1,131,301	128,980
	T Rowe Price Group Inc.	2,100,263	126,730
	Boston Properties Inc.	1,177,208	124,972
	Vornado Realty Trust	1,325,822	123,540
	HCP Inc.	3,283,127	120,458
	Discover Financial
	Services	4,410,750	117,988

			Market
			Value
		Shares	($000)
	Progressive Corp.	5,285,759	113,010
	Ameriprise Financial Inc.	1,959,027	112,997
	SunTrust Banks Inc.	4,341,229	112,004
	Loews Corp.	2,512,322	105,744
	American International
	Group Inc.	3,528,357	103,451
	Weyerhaeuser Co.	4,355,985	95,222
	Hartford Financial
	Services Group Inc.	3,601,344	94,967
	Fifth Third Bancorp	7,430,512	94,739
	Host Hotels & Resorts Inc.	5,549,718	94,068
	AvalonBay Communities
	Inc.	706,259	90,684
	Northern Trust Corp.	1,955,710	89,884
	M&T Bank Corp.	1,014,946	89,265
*	Berkshire Hathaway Inc.
	Class A	759	88,124
	Invesco Ltd.	3,737,243	87,451
	Principal Financial Group
	Inc.	2,598,865	79,057
	Health Care REIT Inc.	1,429,701	74,959
*	IntercontinentalExchange
	Inc.	594,419	74,130
	NYSE Euronext	2,117,485	72,566
	Lincoln National Corp.	2,535,396	72,233
	SLM Corp.	4,265,842	71,709
	Ventas Inc.	1,322,103	69,688
	KeyCorp	7,690,422	64,061
	Unum Group	2,488,644	63,411
	Regions Financial Corp.	10,162,629	63,008
	Moody’s Corp.	1,602,363	61,451
	Kimco Realty Corp.	3,290,127	61,328
*	CB Richard Ellis Group
	Inc. Class A	2,359,908	59,257
	XL Group plc Class A	2,501,633	54,986
	Leucadia National Corp.	1,601,533	54,612
	Plum Creek Timber
	Co. Inc.	1,309,165	53,074
	Comerica Inc.	1,430,584	49,455
	Huntington Bancshares
	Inc.	6,987,537	45,838
	People’s United Financial
	Inc.	3,046,834	40,949
*	Genworth Financial Inc.
	Class A	3,970,278	40,814
	Torchmark Corp.	615,548	39,481
	Legg Mason Inc.	1,204,168	39,449
	Cincinnati Financial Corp.	1,319,312	38,498
	Zions Bancorporation	1,487,817	35,722
	Hudson City Bancorp Inc.	4,262,841	34,913
	Marshall & Ilsley Corp.	4,283,769	34,142
*	NASDAQ OMX Group Inc.	1,214,859	30,736
	Assurant Inc.	780,781	28,319
*	E*Trade Financial Corp.	2,036,518	28,104

10

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Apartment Investment &
	Management Co.	966,872	24,684
	First Horizon National
	Corp.	2,130,571	20,326
^	Federated Investors Inc.
	Class B	753,377	17,961
	Janus Capital Group Inc.	1,506,874	14,225
			14,712,957
Health Care (11.6%)
	Johnson & Johnson	22,166,394	1,474,509
	Pfizer Inc.	63,893,052	1,316,197
	Merck & Co. Inc.	24,959,762	880,830
	Abbott Laboratories	12,568,700	661,365
	UnitedHealth Group Inc.	8,761,135	451,899
*	Amgen Inc.	7,518,140	438,683
	Bristol-Myers Squibb Co.	13,795,353	399,513
	Medtronic Inc.	8,647,378	333,183
	Eli Lilly & Co.	8,237,909	309,169
	Baxter International Inc.	4,612,272	275,307
*	Gilead Sciences Inc.	6,364,329	263,547
	WellPoint Inc.	2,968,908	233,861
*	Express Scripts Inc.	4,281,245	231,102
*	Celgene Corp.	3,742,281	225,734
	Covidien plc	4,008,565	213,376
*	Biogen Idec Inc.	1,953,817	208,902
	Allergan Inc.	2,464,522	205,171
*	Thermo Fisher Scientific
	Inc.	3,099,062	199,549
*	Medco Health Solutions
	Inc.	3,232,770	182,716
	McKesson Corp.	2,038,631	170,532
	Stryker Corp.	2,698,180	158,356
	Becton Dickinson and Co.	1,768,770	152,415
*	Agilent Technologies Inc.	2,814,230	143,835
	Aetna Inc.	3,068,569	135,293
	Cardinal Health Inc.	2,834,768	128,755
	St. Jude Medical Inc.	2,659,054	126,784
*	Intuitive Surgical Inc.	317,675	118,210
	CIGNA Corp.	2,187,752	112,516
	Humana Inc.	1,361,546	109,659
*	Zimmer Holdings Inc.	1,552,536	98,120
	AmerisourceBergen
	Corp. Class A	2,215,858	91,737
*	Forest Laboratories Inc.	2,314,498	91,052
*	Mylan Inc.	3,552,659	87,644
*	Boston Scientific Corp.	12,359,937	85,407
*	Edwards Lifesciences
	Corp.	927,615	80,870
*	Laboratory Corp. of
	America Holdings	810,422	78,441
*	Hospira Inc.	1,357,027	76,889
	CR Bard Inc.	692,865	76,118
*	Life Technologies Corp.	1,445,898	75,288
	Quest Diagnostics Inc.	1,272,726	75,218
*	Cerner Corp.	1,169,622	71,476

			Market
			Value
		Shares	($000)
*	Waters Corp.	741,196	70,962
*	Watson Pharmaceuticals
	Inc.	1,022,986	70,310
*	DaVita Inc.	772,154	66,876
*	Varian Medical Systems
	Inc.	947,469	66,342
*	Cephalon Inc.	621,860	49,687
*	CareFusion Corp.	1,807,175	49,101
*	Coventry Health Care Inc.	1,198,268	43,701
	DENTSPLY International
	Inc.	1,139,373	43,387
	Patterson Cos. Inc.	775,382	25,502
*	Tenet Healthcare Corp.	3,960,643	24,714
	PerkinElmer Inc.	912,289	24,550
			11,384,360
Industrials (11.2%)
	General Electric Co.	85,761,831	1,617,468
	United Technologies Corp.	7,401,226	655,082
	United Parcel Service Inc.
	Class B	7,975,001	581,617
	Caterpillar Inc.	5,211,285	554,793
	3M Co.	5,745,979	545,006
	Boeing Co.	5,970,013	441,363
	Union Pacific Corp.	3,966,509	414,104
	Honeywell International
	Inc.	6,364,021	379,232
	Emerson Electric Co.	6,078,308	341,905
	Deere & Co.	3,393,833	279,822
	FedEx Corp.	2,552,484	242,103
	CSX Corp.	8,917,209	233,809
	Danaher Corp.	4,403,127	233,322
	Illinois Tool Works Inc.	4,043,457	228,415
	General Dynamics Corp.	3,008,079	224,162
	Norfolk Southern Corp.	2,856,127	214,010
	Precision Castparts Corp.	1,163,364	191,548
	Tyco International Ltd.	3,791,954	187,436
	Lockheed Martin Corp.	2,302,827	186,460
	Cummins Inc.	1,586,766	164,214
	Northrop Grumman Corp.	2,366,928	164,146
	PACCAR Inc.	2,955,194	150,981
	Raytheon Co.	2,880,009	143,568
	Waste Management Inc.	3,834,384	142,907
	Eaton Corp.	2,758,946	141,948
	Ingersoll-Rand plc	2,678,531	121,632
	Parker Hannifin Corp.	1,311,712	117,713
	CH Robinson Worldwide
	Inc.	1,318,170	103,924
	Dover Corp.	1,509,079	102,316
	Rockwell Automation Inc.	1,167,172	101,264
	Stanley Black & Decker
	Inc.	1,359,679	97,965
	Goodrich Corp.	1,010,002	96,455
	Fluor Corp.	1,409,602	91,145
	Expeditors International
	of Washington Inc.	1,717,713	87,930

11

Institutional Index Fund

			Market
			Value
		Shares	($000)
	ITT Corp.	1,489,046	87,749
	Fastenal Co.	2,384,862	85,831
	Joy Global Inc.	849,590	80,915
	Rockwell Collins Inc.	1,246,005	76,866
	Republic Services Inc.
	Class A	2,453,992	75,706
	L-3 Communications
	Holdings Inc.	858,451	75,072
	Southwest Airlines Co.	6,403,326	73,126
	WW Grainger Inc.	470,658	72,317
	Roper Industries Inc.	775,273	64,580
*	Stericycle Inc.	694,036	61,852
	Iron Mountain Inc.	1,622,544	55,312
	Pall Corp.	938,762	52,787
	Textron Inc.	2,232,738	52,715
	Flowserve Corp.	451,369	49,601
*	Jacobs Engineering
	Group Inc.	1,026,331	44,389
	Pitney Bowes Inc.	1,649,917	37,932
*	Quanta Services Inc.	1,748,917	35,328
	Masco Corp.	2,898,345	34,867
	Equifax Inc.	994,550	34,531
	Cintas Corp.	1,021,567	33,742
	Avery Dennison Corp.	854,771	33,020
	Robert Half International
	Inc.	1,187,852	32,108
	Dun & Bradstreet Corp.	399,717	30,195
	RR Donnelley & Sons Co.	1,517,387	29,756
	Snap-On Inc.	470,858	29,419
	Ryder System Inc.	415,486	23,620
			10,943,101
Information Technology (17.7%)
*	Apple Inc.	7,478,129	2,510,184
	International Business
	Machines Corp.	9,794,386	1,680,227
	Microsoft Corp.	60,009,150	1,560,238
	Oracle Corp.	31,510,013	1,036,995
*	Google Inc. Class A	2,032,606	1,029,271
	Intel Corp.	42,874,857	950,107
	Qualcomm Inc.	13,500,676	766,703
	Cisco Systems Inc.	44,477,307	694,291
	Hewlett-Packard Co.	16,772,604	610,523
*	EMC Corp.	16,638,416	458,388
	Visa Inc. Class A	3,873,194	326,355
	Texas Instruments Inc.	9,389,595	308,260
*	eBay Inc.	9,235,820	298,040
	Corning Inc.	12,694,629	230,408
	Mastercard Inc. Class A	761,382	229,435
*	Dell Inc.	13,276,285	221,316
	Automatic Data
	Processing Inc.	4,040,731	212,866
*	Cognizant Technology
	Solutions Corp. Class A	2,460,157	180,428
*	Yahoo! Inc.	10,535,683	158,457
*	NetApp Inc.	2,974,562	156,997

			Market
			Value
		Shares	($000)
*	Salesforce.com Inc.	974,417	145,169
	Applied Materials Inc.	10,659,427	138,679
*	Juniper Networks Inc.	4,310,412	135,778
	Broadcom Corp. Class A	3,858,012	129,784
*	Adobe Systems Inc.	4,078,989	128,284
*	Motorola Solutions Inc.	2,745,353	126,396
*	Citrix Systems Inc.	1,520,028	121,602
	Altera Corp.	2,605,441	120,762
*	Symantec Corp.	6,109,203	120,473
	Xerox Corp.	11,329,912	117,944
*	Intuit Inc.	2,212,273	114,728
	Western Union Co.	5,113,655	102,427
	Analog Devices Inc.	2,423,445	94,854
*	Teradata Corp.	1,365,331	82,193
	Paychex Inc.	2,604,747	80,018
*	SanDisk Corp.	1,927,967	80,011
	Xilinx Inc.	2,148,379	78,351
*	BMC Software Inc.	1,430,523	78,250
*	NVIDIA Corp.	4,855,117	77,366
	Amphenol Corp. Class A	1,424,785	76,924
*	Fiserv Inc.	1,161,112	72,720
*	F5 Networks Inc.	656,102	72,335
*	Autodesk Inc.	1,868,061	72,107
*	Red Hat Inc.	1,561,231	71,660
	CA Inc.	3,070,138	70,122
*	Western Digital Corp.	1,879,699	68,383
	Fidelity National
	Information Services Inc.	2,176,508	67,015
*	Electronic Arts Inc.	2,687,964	63,436
	Linear Technology Corp.	1,841,242	60,798
	Microchip Technology Inc.	1,540,076	58,384
*,^	First Solar Inc.	438,846	58,046
	KLA-Tencor Corp.	1,357,460	54,950
*	Motorola Mobility
	Holdings Inc.	2,384,911	52,563
*	Micron Technology Inc.	6,963,393	52,086
	National Semiconductor
	Corp.	1,949,616	47,980
	Computer Sciences Corp.	1,255,167	47,646
*	Akamai Technologies Inc.	1,511,040	47,552
	Harris Corp.	1,028,384	46,339
	VeriSign Inc.	1,362,009	45,573
	FLIR Systems Inc.	1,292,334	43,565
*	SAIC Inc.	2,258,344	37,985
*	LSI Corp.	4,901,906	34,902
*	Advanced Micro Devices
	Inc.	4,666,820	32,621
	Jabil Circuit Inc.	1,590,943	32,137
*	JDS Uniphase Corp.	1,836,239	30,592
	Molex Inc.	1,124,878	28,988
*	Novellus Systems Inc.	722,543	26,113
	Total System Services Inc.	1,309,245	24,326
*	Teradyne Inc.	1,500,322	22,205
*	Lexmark International Inc.
	Class A	641,121	18,759

12

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	Compuware Corp.	1,766,029	17,236
*	MEMC Electronic
	Materials Inc.	1,864,550	15,905
*	Monster Worldwide Inc.	1,047,082	15,350
	Tellabs Inc.	2,940,117	13,554
			17,293,415
Materials (3.6%)
	EI du Pont de Nemours
	& Co.	7,509,854	405,908
	Freeport-McMoRan
	Copper & Gold Inc.	7,660,343	405,232
	Dow Chemical Co.	9,506,167	342,222
	Monsanto Co.	4,334,038	314,391
	Praxair Inc.	2,458,729	266,502
	Newmont Mining Corp.	3,992,045	215,451
	Air Products & Chemicals
	Inc.	1,713,339	163,761
	Alcoa Inc.	8,601,191	136,415
	PPG Industries Inc.	1,278,711	116,094
	Cliffs Natural Resources
	Inc.	1,169,971	108,164
	Ecolab Inc.	1,876,365	105,789
	International Paper Co.	3,535,523	105,429
	Nucor Corp.	2,556,301	105,371
	CF Industries Holdings Inc.	577,893	81,870
	Sigma-Aldrich Corp.	984,806	72,265
	Sherwin-Williams Co.	714,409	59,917
	Eastman Chemical Co.	574,343	58,623
	Allegheny Technologies
	Inc.	858,026	54,459
	United States Steel Corp.	1,162,363	53,515
	Ball Corp.	1,357,926	52,226
	FMC Corp.	579,955	49,888
	MeadWestvaco Corp.	1,373,284	45,744
	International Flavors &
	Fragrances Inc.	649,859	41,747
	Vulcan Materials Co.	1,044,936	40,261
	Airgas Inc.	565,442	39,604
*	Owens-Illinois Inc.	1,327,492	34,263
	Sealed Air Corp.	1,295,624	30,823
	Bemis Co. Inc.	852,143	28,785
	AK Steel Holding Corp.	892,869	14,072
	Titanium Metals Corp.	729,546	13,365
			3,562,156
Telecommunication Services (3.1%)
	AT&T Inc.	47,888,748	1,504,186
	Verizon Communications
	Inc.	22,877,399	851,725
	CenturyLink Inc.	4,856,138	196,334
*	American Tower Corp.
	Class A	3,207,158	167,831
*	Sprint Nextel Corp.	24,190,876	130,389
	Frontier Communications
	Corp.	8,049,597	64,960

			Market
			Value
		Shares	($000)
	Windstream Corp.	4,123,103	53,435
*	MetroPCS
	Communications Inc.	2,148,749	36,980
			3,005,840
Utilities (3.4%)
	Southern Co.	6,866,264	277,260
	Exelon Corp.	5,356,157	229,458
	Dominion Resources Inc.	4,655,977	224,744
	Duke Energy Corp.	10,765,441	202,713
	NextEra Energy Inc.	3,412,051	196,056
	FirstEnergy Corp.	3,381,679	149,301
	American Electric Power
	Co. Inc.	3,895,714	146,790
	PG&E Corp.	3,217,817	135,245
	Public Service Enterprise
	Group Inc.	4,090,763	133,522
	PPL Corp.	4,666,857	129,879
	Consolidated Edison Inc.	2,365,700	125,950
	Progress Energy Inc.	2,381,480	114,335
	Sempra Energy	1,936,633	102,409
	Edison International	2,635,165	102,113
	Entergy Corp.	1,439,392	98,282
	Xcel Energy Inc.	3,915,951	95,157
	DTE Energy Co.	1,369,746	68,515
*	AES Corp.	5,313,027	67,688
	CenterPoint Energy Inc.	3,440,789	66,579
	Oneok Inc.	866,021	64,094
	Constellation Energy
	Group Inc.	1,622,701	61,598
	Wisconsin Energy Corp.	1,889,831	59,246
	Ameren Corp.	1,949,677	56,229
	Northeast Utilities	1,429,250	50,267
*	NRG Energy Inc.	1,951,138	47,959
	NiSource Inc.	2,262,718	45,820
	CMS Energy Corp.	2,042,402	40,215
	Pinnacle West Capital
	Corp.	882,324	39,334
	SCANA Corp.	925,164	36,424
	Pepco Holdings Inc.	1,826,645	35,857
	TECO Energy Inc.	1,738,743	32,845
	Integrys Energy Group Inc.	629,858	32,652
	Nicor Inc.	368,585	20,176
			3,288,712
Total Common Stocks
(Cost $83,809,039)			97,200,419
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.140%	559,529,316	559,529

13

Institutional Index Fund

	Face	Market
	Amount	Value
	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank
Discount Notes,
0.053%, 8/10/11	2,000	2,000
[4,5] Federal Home Loan Bank
Discount Notes,
0.070%, 8/17/11	15,000	14,998
[4,5] Freddie Mac Discount
Notes, 0.080%, 8/15/11	6,500	6,499
[4,5] Freddie Mac Discount
Notes, 0.090%, 8/22/11	13,000	12,998
[4,5] Freddie Mac Discount Notes,
0.075%%–.100%, 8/29/11	15,500	15,498
		51,993
Total Temporary Cash Investments
(Cost $611,523)		611,522
Total Investments (100.0%)
(Cost $84,420,562)		97,811,941
Other Assets and Liabilities (0.0%)
Other Assets		321,260
Liabilities[2]		(315,392)
		5,868
Net Assets (100%)		97,817,809

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	85,488,348
Undistributed Net Investment Income	33,380
Accumulated Net Realized Losses	(1,112,086)
Unrealized Appreciation (Depreciation)
Investment Securities	13,391,379
Futures Contracts	16,788
Net Assets	97,817,809

Institutional Shares—Net Assets
Applicable to 499,122,668 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	60,307,212
Net Asset Value Per Share—
Institutional Shares	$120.83

Institutional Plus Shares—Net Assets
Applicable to 310,439,919 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	37,510,597
Net Asset Value Per Share—
Institutional Plus Shares	$120.83

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $79,293,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Includes $80,312,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $43,694,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	915,218
Interest[1]	319
Security Lending	3,935
Total Income	919,472
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	13,857
Management and Administrative—Institutional Plus Shares	4,414
Total Expenses	18,271
Net Investment Income	901,201
Realized Net Gain (Loss)
Investment Securities Sold	344,951
Futures Contracts	5,479
Realized Net Gain (Loss)	350,430
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,151,196
Futures Contracts	11,357
Change in Unrealized Appreciation (Depreciation)	4,162,553
Net Increase (Decrease) in Net Assets Resulting from Operations	5,414,184
1 Interest income from an affiliated company of the fund was $282,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	901,201	1,531,136
Realized Net Gain (Loss)	350,430	362,691
Change in Unrealized Appreciation (Depreciation)	4,162,553	9,247,462
Net Increase (Decrease) in Net Assets Resulting from Operations	5,414,184	11,141,289
Distributions
Net Investment Income
Institutional Shares	(532,984)	(973,854)
Institutional Plus Shares	(345,055)	(557,036)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(878,039)	(1,530,890)
Capital Share Transactions
Institutional Shares	2,787,814	4,204,043
Institutional Plus Shares	2,165,342	5,345,988
Net Increase (Decrease) from Capital Share Transactions	4,953,156	9,550,031
Total Increase (Decrease)	9,489,301	19,160,430
Net Assets
Beginning of Period	88,328,508	69,168,078
End of Period[1]	97,817,809	88,328,508
1 Net Assets—End of Period includes undistributed net investment income of $33,380,000 and $10,218,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$115.01	$101.98	$82.54	$134.14	$129.59	$114.01
Investment Operations
Net Investment Income	1.120	2.118	2.207	2.521	2.560	2.240
Net Realized and Unrealized Gain (Loss)
on Investments	5.792	13.032	19.441	(51.599)	4.550	15.580
Total from Investment Operations	6.912	15.150	21.648	(49.078)	7.110	17.820
Distributions
Dividends from Net Investment Income	(1.092)	(2.120)	(2.208)	(2.522)	(2.560)	(2.240)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.092)	(2.120)	(2.208)	(2.522)	(2.560)	(2.240)
Net Asset Value, End of Period	$120.83	$115.01	$101.98	$82.54	$134.14	$129.59

Total Return	6.01%	15.05%	26.63%	-36.95%	5.47%	15.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60,307	$54,686	$44,401	$31,543	$45,847	$45,243
Ratio of Total Expenses to
Average Net Assets	0.048%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.91%	2.05%	2.56%	2.28%	1.90%	1.87%
Portfolio Turnover Rate[1]	5%	4%	11%	7%	7%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$115.01	$101.98	$82.54	$134.14	$129.59	$114.01
Investment Operations
Net Investment Income	1.134	2.144	2.229	2.548	2.597	2.269
Net Realized and Unrealized Gain (Loss)
on Investments	5.793	13.031	19.441	(51.598)	4.548	15.580
Total from Investment Operations	6.927	15.175	21.670	(49.050)	7.145	17.849
Distributions
Dividends from Net Investment Income	(1.107)	(2.145)	(2.230)	(2.550)	(2.595)	(2.269)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.107)	(2.145)	(2.230)	(2.550)	(2.595)	(2.269)
Net Asset Value, End of Period	$120.83	$115.01	$101.98	$82.54	$134.14	$129.59

Total Return	6.03%	15.07%	26.66%	-36.94%	5.50%	15.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,511	$33,643	$24,767	$17,643	$25,776	$20,294
Ratio of Total Expenses to
Average Net Assets	0.024%	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.94%	2.08%	2.59%	2.30%	1.93%	1.90%
Portfolio Turnover Rate[1]	5%	4%	11%	7%	7%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

19

Institutional Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. Effective June 2011, the annual fee rate was reduced to 0.04% for the Institutional Shares and 0.02% for the Institutional Plus Shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	97,200,419	—	—
Temporary Cash Investments	559,529	51,993	—
Futures Contracts—Assets[1]	5,322	—	—
Total	97,765,270	51,993	—
1 Represents variation margin on the last day of the reporting period.

20

Institutional Index Fund

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	1,838	604,472	15,972
E-mini S&P 500 Index	September 2011	314	20,653	816

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $387,973,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $764,352,000 to offset future net capital gains of $53,338,000 through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. In addition, the fund realized losses of $65,870,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $84,420,562,000. Net unrealized appreciation of investment securities for tax purposes was $13,391,379,000, consisting of unrealized gains of $22,210,516,000 on securities that had risen in value since their purchase and $8,819,137,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $7,727,618,000 of investment securities and sold $2,943,871,000 of investment securities, other than temporary cash investments.

21

Institutional Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	9,168,253	76,720	11,900,739	113,680
Issued in Lieu of Cash Distributions	496,917	4,123	899,134	8,464
Redeemed	(6,877,356)	(57,222)	(8,595,831)	(82,033)
Net Increase (Decrease)—Institutional Shares	2,787,814	23,621	4,204,042	40,111
Institutional Plus Shares
Issued	4,990,979	41,407	8,059,479	75,663
Issued in Lieu of Cash Distributions	335,463	2,783	540,349	5,079
Redeemed	(3,161,100)	(26,271)	(3,253,840)	(31,078)
Net Increase (Decrease)—Institutional Plus Shares	2,165,342	17,919	5,345,988	49,664

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,060.14	$0.25
Institutional Plus Shares	1,000.00	1,060.28	0.12
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.56	$0.24
Institutional Plus Shares	1,000.00	1,024.68	0.12

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.048% for Institutional Shares and 0.024% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has amended and renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The amended investment advisory arrangement reduced the management and shareholder services expenses paid to Vanguard by the fund which resulted in a lower expense ratio. The board determined that amending the investment advisory arrangement and continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted the amendment and continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

26

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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With Hearing Impairment > 800-749-7273	The Vanguard mutual funds are not sponsored,
endorsed, sold, or promoted by S&P or its Affiliates,
and S&P and its Affiliates make no representation,
This material may be used in conjunction	warranty, or condition regarding the advisability of
with the offering of shares of any Vanguard	buying, selling, or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082011

Vanguard Institutional Total Stock
Market Index Fund Semiannual Report

June 30, 2011

> For the six months ended June 30, 2011, Vanguard Institutional Total Stock Market Index Fund returned about 6%.

> The fund tightly tracked its benchmark and outpaced the average return for multi-cap core funds.

> With the exception of financials, all market sectors posted gains. Health care and energy stocks contributed most to fund returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	5
Performance Summary.	6
Financial Statements.	7
About Your Fund’s Expenses.	52
Trustees Approve Advisory Arrangement.	54
Glossary.	55

  Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011

Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	6.36%
Institutional Plus Shares	6.41
MSCI US Broad Market Index	6.36
Multi-Cap Core Funds Average	5.96
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index
Fund
Institutional Shares	$28.54	$30.11	$0.244	$0.000
Institutional Plus Shares	28.54	30.12	0.247	0.000

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, Institutional Shares of Vanguard Institutional Total Stock Market Index Fund returned 6.36%, closely tracking the target MSCI US Broad Market Index and outperforming the average return of peer funds.

The fund posted positive results in nine out of ten sectors, with health care and energy stocks contributing most significantly. Only the financial sector recorded a loss.

On June 1, we announced that the expense ratios of the fund’s Institutional and Institutional Plus Shares had declined as strong cash flow and growth in average account balances had created additional economies of scale for clients. The expense ratio dropped from 0.052% to 0.045% for Institutional Shares and from 0.032% to 0.025% for Institutional Plus Shares.

These figures include “acquired fund fees and expenses,” which result from the fund’s holdings in business development companies. These fees have no impact on the fund’s total return or tracking error relative to the index. Without these nonoperating costs, the Institutional Shares have an expense ratio of 0.04%; the Institutional Plus Shares have an expense ratio of 0.02%

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced back at the end of the period.

Low yields, solid returns in the bond market
Bonds delivered solid sixmonth returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling headlines raised doubts about their safety. Toward the end of the period, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for shortterm interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Health care and energy stocks led the fund’s returns
Vanguard Institutional Total Stock Market Index Fund is designed to provide investors with exposure to the entire U.S. equity market, including small, mid, and largecap growth and value stocks. During the past six months, returns among these segments were more similar than different.

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

On a sector basis, the fund’s performance was led by holdings in health care and energy. Health care—the market’s top performer for the six months—lagged early on but bounced back later as investors looked to the sector for stability amid rising concerns over economic uncertainty. These stocks generally gained across the industry, with pharmaceuticals and health care providers leading the way.

Despite signs of a weakening global economy, crude oil prices remained high, boosting stocks within the energy sector. Oil and gas companies added most to fund returns. Consumer discretionary and industrial stocks also contributed significantly to the fund’s six-month performance.

As I noted earlier, the financial sector—which accounted for about 16% of fund holdings, on average, ended the period in negative territory. Battered investment and commercial banks weighed most heavily on performance.

The fund closely tracked its target index, as it has done since its inception in 2001 (the full track record is in the Performance Summary, later in this report). Such tight tracking is a credit to the advisor, Vanguard Quantitative Equity Group, which combines skilled portfolio management with sophisticated risk-control and trading systems. The fund’s low expense ratio is important as well.

Focus on your goals rather than the market’s swings
The stock market turned in solid results for the six months just ended. But the financial markets are unpredictable, and nobody knows what the next six months will bring. Good or bad, there will always be unexpected news that drives returns up or down. At Vanguard, we believe that the best way to deal with this uncertainty is to ignore short-term volatility and, instead, focus on the long term. We believe in creating an investment plan that includes a broad mix of stock, bond, and money market funds. Such a diversified portfolio can help protect your institution’s assets from the market’s twists and turns.

By offering broad, low-cost exposure to all segments of the U.S. stock market, Vanguard Institutional Total Stock Market Index Fund can serve as a cornerstone in a long-term investment plan.

Thank you for entrusting your institution’s assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2011

Institutional Total Stock Market Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.045%	0.025%
30-Day SEC Yield	1.80%	1.82%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,306	3,377
Median Market Cap	$31.0B	$31.0B
Price/Earnings Ratio	17.0x	17.0x
Price/Book Ratio	2.2x	2.2x
Return on Equity	18.9%	18.7%
Earnings Growth Rate	5.6%	5.6%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	11.6%	11.6%
Consumer Staples	9.2	9.2
Energy	11.7	11.7
Financials	15.5	15.6
Health Care	11.7	11.7
Industrials	11.6	11.6
Information Technology	18.1	18.0
Materials	4.4	4.4
Telecommunication
Services	2.8	2.8
Utilities	3.4	3.4

Volatility Measures
	MSCI US
	Broad Market
		Index
R-Squared		1.00
Beta		1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.7%
Apple Inc.	Computer
	Hardware	2.1
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
Microsoft Corp.	Systems Software	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Procter & Gamble Co.	Household
	Products	1.2
Pfizer Inc.	Pharmaceuticals	1.1
Top Ten		14.9%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated June 1, 2011. For the six months ended June 30, 2011, the annualized expense ratios were 0.044% for Institutional Shares and 0.024% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 2001, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	8/31/2001	32.60%	3.70%	4.78[1]
Institutional Plus Shares	5/31/2001	32.62	3.72	3.90
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.5%)
	McDonald’s Corp.	1,189,014	100,258
*	Amazon.com Inc.	411,230	84,092
	Walt Disney Co.	2,056,090	80,270
	Comcast Corp. Class A	2,944,065	74,603
	Home Depot Inc.	1,867,642	67,646
*	Ford Motor Co.	4,018,618	55,417
*	DIRECTV Class A	901,281	45,803
	News Corp. Class A	2,575,990	45,595
	Time Warner Inc.	1,245,516	45,299
	NIKE Inc. Class B	420,653	37,850
	Lowe’s Cos. Inc.	1,543,065	35,969
	Target Corp.	762,253	35,757
	Starbucks Corp.	850,176	33,573
	Johnson Controls Inc.	771,923	32,158
	Viacom Inc. Class B	621,581	31,701
	Time Warner Cable Inc.	391,340	30,540
	Yum! Brands Inc.	532,734	29,428
*	priceline.com Inc.	56,017	28,677
*	General Motors Co.	889,335	27,000
	TJXCos. Inc.	451,124	23,698
	Coach Inc.	337,142	21,553
	CBSCorp. Class B	716,586	20,416
	Carnival Corp.	519,598	19,552
*	Las Vegas Sands Corp.	414,036	17,476
*	Bed Bath & Beyond Inc.	290,298	16,945
	Kohl’s Corp.	316,591	15,833
	Omnicom Group Inc.	323,787	15,594
*	Netflix Inc.	57,270	15,044
	McGraw-Hill Cos. Inc.	349,498	14,647
	Macy’s Inc.	482,409	14,106
	Wynn Resorts Ltd.	92,386	13,261
	Staples Inc.	824,229	13,023
	Starwood Hotels & Resorts
	Worldwide Inc.	219,077	12,277
	Limited Brands Inc.	315,030	12,113
	Best Buy Co. Inc.	381,912	11,996
	Marriott International Inc.
	Class A	335,466	11,906

			Market
			Value
		Shares	($000)
	Harley-Davidson Inc.	268,457	10,999
	Mattel Inc.	397,452	10,926
*	Liberty Media Corp.–
	Interactive	650,474	10,908
*	Chipotle Mexican Grill Inc.
	Class A	35,379	10,903
	Ross Stores Inc.	135,804	10,881
	Tiffany & Co.	136,887	10,748
	VF Corp.	98,908	10,737
*	O’Reilly Automotive Inc.	160,883	10,539
	Virgin Media Inc.	348,704	10,437
*	BorgWarner Inc.	127,395	10,292
	Fortune Brands Inc.	157,405	10,038
	Polo Ralph Lauren Corp.
	Class A	74,578	9,890
	Genuine Parts Co.	179,669	9,774
*	Dollar Tree Inc.	142,793	9,513
	Nordstrom Inc.	198,804	9,332
*	Sirius XM Radio Inc.	4,259,186	9,328
	Gap Inc.	490,125	8,871
*	AutoZone Inc.	29,950	8,831
	Cablevision Systems Corp.
	Class A	241,237	8,735
*	CarMax Inc.	257,048	8,501
	Autoliv Inc.	101,476	7,961
	Darden Restaurants Inc.	157,387	7,832
	Family Dollar Stores Inc.	144,129	7,575
*	DISH Network Corp.
	Class A	233,540	7,163
	Whirlpool Corp.	86,686	7,049
*	TRW Automotive
	Holdings Corp.	118,789	7,012
*	Fossil Inc.	59,393	6,992
	JC Penney Co. Inc.	202,332	6,989
	Interpublic Group
	of Cos. Inc.	557,505	6,969
	Abercrombie & Fitch Co.	99,924	6,687
	Wyndham Worldwide Corp.	197,521	6,647
	Expedia Inc.	226,581	6,569
*	Liberty Media Corp.–
	Capital	76,207	6,535

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Discovery
	Communications Inc.
	Class A	157,776	6,463
	Lear Corp.	119,900	6,412
*	Apollo Group Inc. Class A	146,378	6,394
*	Lululemon Athletica Inc.	56,681	6,338
	Hasbro Inc.	140,573	6,175
	PetSmart Inc.	134,099	6,084
*	Royal Caribbean Cruises Ltd.	160,133	6,027
	International Game
	Technology	340,531	5,987
*	Discovery
	Communications Inc.	160,310	5,859
*	Liberty Global Inc. Class A	129,196	5,819
	H&R Block Inc.	347,719	5,577
	Tractor Supply Co.	82,869	5,542
	Advance Auto Parts Inc.	93,430	5,465
*	Tempur-Pedic
	International Inc.	78,462	5,321
*	Liberty Global Inc.	122,290	5,222
	Newell Rubbermaid Inc.	330,834	5,221
	Scripps Networks
	Interactive Inc. Class A	106,347	5,198
*	MGM Resorts International	389,762	5,149
	Comcast Corp. Class A
	Special Shares	209,395	5,074
	Gentex Corp.	162,435	4,910
	Tupperware Brands Corp.	71,677	4,835
*	Goodyear Tire & Rubber Co.	276,966	4,645
*	NVR Inc.	6,389	4,635
*	GameStop Corp. Class A	172,570	4,602
*	Signet Jewelers Ltd.	97,805	4,578
	Phillips-Van Heusen Corp.	68,773	4,503
	DeVry Inc.	74,988	4,434
^	Garmin Ltd.	132,985	4,393
*	Panera Bread Co. Class A	34,320	4,313
*	Liberty Media Corp.–Starz	56,062	4,218
*	Urban Outfitters Inc.	149,636	4,212
	Foot Locker Inc.	176,409	4,191
*	LKQ Corp.	157,950	4,121
	Polaris Industries Inc.	36,752	4,086
	Leggett & Platt Inc.	166,928	4,070
*	Dick’s Sporting Goods Inc.	104,525	4,019
*	Mohawk Industries Inc.	66,574	3,994
*	Dollar General Corp.	116,698	3,955
	Williams-Sonoma Inc.	107,877	3,936
	Gannett Co. Inc.	273,158	3,912
*	Deckers Outdoor Corp.	43,968	3,875
	DR Horton Inc.	327,595	3,774
	Harman International
	Industries Inc.	79,471	3,622
*,^	Sears Holdings Corp.	49,737	3,553
*	Toll Brothers Inc.	171,097	3,549
	Jarden Corp.	99,965	3,450
	Sotheby’s	76,847	3,343

			Market
			Value
		Shares	($000)
*	Ulta Salon Cosmetics &
	Fragrance Inc.	50,853	3,284
*	Under Armour Inc. Class A	41,901	3,239
	Service Corp. International	273,690	3,197
*	Hanesbrands Inc.	109,879	3,137
	Guess? Inc.	73,490	3,091
	Chico’sFAS Inc.	202,462	3,084
*	Penn National Gaming Inc.	76,097	3,070
*	Tenneco Inc.	68,749	3,030
*	Dana Holding Corp.	165,176	3,023
*	Pulte Group Inc.	391,844	3,002
*	Big Lots Inc.	86,029	2,852
	Weight Watchers
	International Inc.	37,490	2,829
	Lennar Corp. Class A	152,871	2,775
	John Wiley & Sons Inc.
	Class A	52,504	2,731
*	Warnaco Group Inc.	49,849	2,605
*	CROCS Inc.	101,103	2,603
*	Ascena Retail Group Inc.	76,348	2,600
	American Eagle
	Outfitters Inc.	200,798	2,560
	Dillard’s Inc. Class A	47,936	2,499
	Brinker International Inc.	101,798	2,490
	Washington Post Co.
	Class B	5,914	2,478
	Aaron’s Inc.	86,818	2,453
	Wolverine World Wide Inc.	55,705	2,326
	Rent-A-Center Inc.	72,398	2,212
*	ITT Educational Services Inc.	27,434	2,146
*	Hyatt Hotels Corp. Class A	50,620	2,066
*	Cheesecake Factory Inc.	65,289	2,048
*	Carter’s Inc.	65,926	2,028
*	Iconix Brand Group Inc.	83,438	2,019
	Cinemark Holdings Inc.	97,254	2,014
*	WMS Industries Inc.	65,438	2,010
*	Bally Technologies Inc.	49,192	2,001
	Brunswick Corp.	96,854	1,976
*	Sally Beauty Holdings Inc.	115,446	1,974
*	Timberland Co. Class A	45,798	1,968
*	Lamar Advertising Co.
	Class A	71,074	1,945
	Wendy’s/Arby’s Group Inc.
	Class A	379,781	1,925
	Men’s Wearhouse Inc.	57,089	1,924
	Six Flags Entertainment
	Corp.	51,162	1,916
	Strayer Education Inc.	15,132	1,913
*	Live Nation
	Entertainment Inc.	166,513	1,910
	Vail Resorts Inc.	40,775	1,885
*,^	AutoNation Inc.	51,348	1,880
*,^	Coinstar Inc.	34,402	1,876
*	Career Education Corp.	87,800	1,857
*	Shutterfly Inc.	32,280	1,854
*	Aeropostale Inc.	100,871	1,765

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Madison Square Garden Co.
	Class A	63,553	1,750
	Morningstar Inc.	28,742	1,747
*	ANN Inc.	66,488	1,735
*	Life Time Fitness Inc.	42,829	1,709
*	Valassis Communications Inc.	56,296	1,706
	Pool Corp.	57,040	1,700
*	Tesla Motors Inc.	58,309	1,699
	Hillenbrand Inc.	71,459	1,690
*	Steven Madden Ltd.	42,940	1,611
	RadioShack Corp.	120,823	1,608
*	DreamWorks Animation
	SKG Inc. Class A	79,643	1,601
*	JOS A Bank Clothiers Inc.	31,400	1,570
*	DSW Inc. Class A	30,449	1,541
*	HSN Inc.	46,451	1,529
*	BJ’s Restaurants Inc.	27,985	1,465
	ThorIndustries Inc.	50,622	1,460
*	Saks Inc.	129,398	1,445
*	Genesco Inc.	26,859	1,399
*	Buffalo Wild Wings Inc.	20,893	1,385
*	Pier 1 Imports Inc.	119,676	1,385
*	Cabela’s Inc.	50,888	1,382
*	Domino’s Pizza Inc.	54,543	1,377
	Matthews International
	Corp. Class A	34,040	1,367
	Buckle Inc.	31,981	1,366
*	Jack in the Box Inc.	59,078	1,346
*	Vitamin Shoppe Inc.	29,318	1,342
*	Office Depot Inc.	317,302	1,339
*	New York Times Co.
	Class A	152,438	1,329
	Express Inc.	60,532	1,320
	Cooper Tire & Rubber Co.	66,588	1,318
*	Childrens Place Retail
	Stores Inc.	29,619	1,318
	Meredith Corp.	42,311	1,317
	MDC Holdings Inc.	53,352	1,315
	Texas Roadhouse Inc.
	Class A	74,287	1,303
	Arbitron Inc.	31,423	1,299
*	Hibbett Sports Inc.	31,884	1,298
	Cracker Barrel Old
	Country Store Inc.	26,309	1,297
*	Orient-Express Hotels Ltd.
	Class A	116,804	1,256
*,^	Education Management
	Corp.	52,372	1,254
	Finish Line Inc. Class A	58,452	1,251
*	Gaylord Entertainment Co.	41,176	1,235
	Regal Entertainment Group
	Class A	97,326	1,202
	Bob Evans Farms Inc.	33,699	1,178
*	99 Cents Only Stores	58,016	1,174
	Group 1 Automotive Inc.	27,175	1,119

			Market
			Value
		Shares	($000)
	ChoiceHotels
	International Inc.	33,251	1,109
	Ameristar Casinos Inc.	46,235	1,096
*	Ascent Media Corp. Class A	20,612	1,092
*	Belo Corp. Class A	141,378	1,065
*	Collective Brands Inc.	71,457	1,050
	Jones Group Inc.	96,665	1,049
*	American Axle &
	Manufacturing Holdings Inc.	92,134	1,048
*	American Public
	Education Inc.	23,512	1,047
	CEC Entertainment Inc.	25,924	1,040
*	Eastman Kodak Co.	289,490	1,036
	PF Chang’s China Bistro Inc.	25,237	1,016
	National CineMedia Inc.	59,608	1,008
	Cato Corp. Class A	34,522	994
	Scholastic Corp.	37,342	993
*	Asbury Automotive
	Group Inc.	52,404	971
	Regis Corp.	62,779	962
*	Maidenform Brands Inc.	34,041	942
	Penske Automotive
	Group Inc.	41,077	934
	American Greetings Corp.
	Class A	38,810	933
*	Helen of Troy Ltd.	26,382	911
	Ethan Allen Interiors Inc.	42,708	909
*	G-III Apparel Group Ltd.	25,713	887
*	Krispy Kreme Doughnuts Inc.	92,120	876
*	Pinnacle Entertainment Inc.	57,217	853
*	Clear Channel Outdoor
	Holdings Inc. Class A	66,944	850
	Brown Shoe Co. Inc.	79,105	842
	Monro Muffler Brake Inc.	22,552	841
	KBHome	85,347	835
*	AFC Enterprises Inc.	50,598	832
*	California Pizza Kitchen Inc.	44,747	826
	ChurchillDowns Inc.	18,175	819
*	Blue Nile Inc.	18,588	818
	International Speedway
	Corp. Class A	28,380	806
*	Charming Shoppes Inc.	193,342	804
*	Pre-Paid Legal Services Inc.	11,972	796
*	Amerigon Inc.	44,993	782
	RylandGroup Inc.	47,149	779
*	Peet’s Coffee & Tea Inc.	13,434	775
*	OfficeMax Inc.	97,042	762
*	DineEquity Inc.	14,546	760
*	Scientific Games Corp.
	Class A	73,485	760
	Columbia Sportswear Co.	11,859	752
*	iRobot Corp.	20,881	737
*	Select Comfort Corp.	40,605	730
	Barnes & Noble Inc.	43,513	721
*	Denny’s Corp.	184,496	716

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Papa John’s
	International Inc.	21,478	714
	Stewart Enterprises Inc.
	Class A	97,464	711
*	Capella Education Co.	16,695	699
*	Liz Claiborne Inc.	127,675	683
*	America’s Car-Mart Inc.	20,468	675
	Blyth Inc.	13,331	671
*	Lions Gate
	Entertainment Corp.	100,404	665
*	Meritage Homes Corp.	29,183	658
	Standard Motor Products Inc.	41,989	639
*	Sonic Corp.	59,390	631
	Drew Industries Inc.	24,737	612
*	K12 Inc.	18,385	609
*	Modine Manufacturing Co.	38,574	593
*	Federal-Mogul Corp.	25,441	581
*	Dorman Products Inc.	14,623	579
*	True Religion Apparel Inc.	19,573	569
*	Skechers U.S.A. Inc. Class A	39,277	569
	Bebe Stores Inc.	90,948	556
*	Steiner Leisure Ltd.	12,129	554
*	Cavco Industries Inc.	12,277	552
	Universal Technical
	Institute Inc.	27,733	548
*	Fuel Systems Solutions Inc.	21,923	547
	Fred’s Inc. Class A	36,958	533
*	Biglari Holdings Inc.	1,343	525
*	K-Swiss Inc. Class A	49,254	524
*	Boyd Gaming Corp.	60,079	523
*	Cost Plus Inc.	51,667	517
	Callaway Golf Co.	82,903	516
*	Red Robin Gourmet
	Burgers Inc.	14,159	515
*	Vera Bradley Inc.	13,384	511
*	La-Z-Boy Inc.	51,772	511
*	Quiksilver Inc.	105,161	494
*	Exide Technologies	64,324	491
	Oxford Industries Inc.	14,490	489
*	Warner Music Group Corp.	59,238	487
*	Jakks Pacific Inc.	26,380	486
	PEP Boys-Manny
	Moe & Jack	42,884	469
	HOT Topic Inc.	62,995	469
	Lithia Motors Inc. Class A	22,896	449
	Nutrisystem Inc.	31,898	448
	AH Belo Corp. Class A	59,044	439
*	Ruby Tuesday Inc.	40,750	439
*	Arctic Cat Inc.	31,839	428
*,^	Bridgepoint Education Inc.	17,041	426
*	Knology Inc.	28,606	425
	Christopher& Banks Corp.	73,023	420
*	Interval Leisure Group Inc.	30,236	414
*	Corinthian Colleges Inc.	95,980	409
	Stage Stores Inc.	24,263	408
*	Benihana Inc. Class A	38,200	401

			Market
			Value
		Shares	($000)
	Harte-Hanks Inc.	48,735	396
*	Rue21 Inc.	11,899	387
*	Lumber Liquidators
	Holdings Inc.	14,937	379
	CherokeeInc.	21,485	369
	Haverty Furniture Cos. Inc.	31,885	367
*	O’Charleys Inc.	49,890	365
*	Audiovox Corp. Class A	47,891	362
	Lennar Corp. Class B	24,500	360
*	Build-A-Bear Workshop Inc.	55,245	360
	CSS Industries Inc.	16,895	354
*	Overstock.com Inc.	23,182	353
*	Zumiez Inc.	13,494	337
	Lincoln Educational
	Services Corp.	19,632	337
*	Beazer Homes USA Inc.	98,327	333
	Big 5 Sporting Goods Corp.	42,380	333
*	Perry Ellis International Inc.	13,151	332
*	Shuffle Master Inc.	35,460	332
	Movado Group Inc.	19,384	332
	Carriage Services Inc.
	Class A	58,072	329
*	Unifi Inc.	23,842	329
*	Standard Pacific Corp.	97,895	328
*	Fisher Communications Inc.	10,687	319
*	Winnebago Industries Inc.	32,987	319
*	Isle of Capri Casinos Inc.	35,516	314
	Superior Industries
	International Inc.	14,209	314
*	Wet Seal Inc. Class A	70,168	314
*	Valuevision Media Inc.
	Class A	40,501	310
	Sonic Automotive Inc.
	Class A	21,082	309
*	MarineMax Inc.	34,846	305
*	Core-Mark Holding Co. Inc.	8,021	286
	Sinclair Broadcast Group Inc.
	Class A	24,888	273
*	Citi Trends Inc.	17,941	271
	Bassett Furniture
	Industries Inc.	34,218	270
*	Pacific Sunwear of
	California Inc.	101,374	265
*	Marine Products Corp.	39,051	262
	Sturm Ruger & Co. Inc.	11,708	257
*	Town Sports International
	Holdings Inc.	33,684	256
	Stein Mart Inc.	26,281	253
*	Journal Communications Inc.
	Class A	47,472	245
*	Leapfrog Enterprises Inc.	57,625	243
*,^	Conn’s Inc.	27,772	240
	PetMed Express Inc.	19,945	236
*	Systemax Inc.	15,552	232
	CPICorp.	17,641	232

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Casual Male Retail
	Group Inc.	54,572	226
*	EW Scripps Co. Class A	23,394	226
*	Talbots Inc.	67,094	224
*	Tuesday Morning Corp.	48,114	224
*,^	Hovnanian Enterprises Inc.
	Class A	92,444	223
*,^	Cumulus Media Inc. Class A	63,550	222
*	Entercom Communications
	Corp. Class A	24,900	216
	Bon-Ton Stores Inc.	22,199	216
	Ambassadors Group Inc.	24,275	214
	Speedway Motorsports Inc.	15,106	214
*	Steinway Musical
	Instruments Inc.	8,226	211
*	Kirkland’s Inc.	17,249	207
*	Universal Electronics Inc.	8,176	207
*	Grand Canyon Education Inc.	14,319	203
*	AC Moore Arts & Crafts Inc.	79,300	198
*	Carmike Cinemas Inc.	28,337	196
*	Furniture Brands
	International Inc.	46,692	193
*	Bluegreen Corp.	65,697	192
*	Kenneth Cole Productions Inc.
	Class A	15,309	191
*	Morgans Hotel Group Co.	26,141	188
*	Cache Inc.	36,970	182
	Marcus Corp.	18,302	181
*	Stoneridge Inc.	12,035	177
	World Wrestling
	Entertainment Inc.
	Class A	18,303	174
	Books-A-Million Inc.	48,683	169
*	New York & Co. Inc.	33,806	167
*	Caribou Coffee Co. Inc.	12,636	167
*	1-800-Flowers.com Inc.
	Class A	52,796	164
	Learning Tree
	International Inc.	17,928	160
	Destination Maternity Corp.	7,784	156
	ShilohIndustries Inc.	14,402	155
*	Zale Corp.	27,104	152
*	Martha Stewart Living
	Omnimedia Class A	34,157	148
*	Global Traffic Network Inc.	12,788	147
*	Luby’s Inc.	26,003	144
*	hhgregg Inc.	10,524	141
*	Nautilus Inc.	69,718	139
*	Kid Brands Inc.	27,010	139
*	Gray Television Inc.	49,174	130
*	McClatchy Co. Class A	45,878	129
*	Multimedia Games
	Holding Co. Inc.	27,848	127
	PRIMEDIA Inc.	17,701	125
	Gaiam Inc. Class A	24,536	122

			Market
			Value
		Shares	($000)
*	Entravision Communications
	Corp. Class A	64,615	120
*	Shoe Carnival Inc.	3,885	117
*	Coldwater Creek Inc.	78,742	110
	News Corp. Class B	6,073	110
	Weyco Group Inc.	4,377	108
*	Geeknet Inc.	3,963	106
*	M/I Homes Inc.	8,310	102
*	West Marine Inc.	9,785	101
*	Rentrak Corp.	5,681	101
	Strattec Security Corp.	4,751	100
*	Bravo Brio Restaurant
	Group Inc.	3,889	95
	Dover Downs Gaming &
	Entertainment Inc.	28,574	91
*	Cosi Inc.	95,907	91
*	dELiA*s Inc.	56,204	88
*	Monarch Casino &
	Resort Inc.	8,199	86
*	Smith & Wesson
	Holding Corp.	27,455	82
	Einstein Noah
	Restaurant Group Inc.	5,200	78
*	Carrols Restaurant Group Inc.	7,396	77
*	Midas Inc.	12,009	76
	Hooker Furniture Corp.	8,480	75
*	Harris Interactive Inc.	83,901	71
	Lifetime Brands Inc.	5,762	68
	Flexsteel Industries	4,539	66
	Escalade Inc.	10,787	65
*	Navarre Corp.	33,043	65
*	LodgeNet Interactive Corp.	21,301	65
*	Stanley Furniture Co. Inc.	15,291	64
*	Jamba Inc.	29,276	63
*	Delta Apparel Inc.	3,566	61
*	Century Casinos Inc.	21,680	60
	Skyline Corp.	3,395	59
*	Media General Inc. Class A	15,014	57
	Spartan Motors Inc.	10,244	55
*,^	Quantum Fuel
	Systems Technologies
	Worldwide Inc.	15,407	53
*	Benihana Inc. Class A	5,006	52
*	Johnson Outdoors Inc.
	Class A	3,043	52
*	Sealy Corp.	19,540	49
*	LIN TV Corp. Class A	9,843	48
*	Red Lion Hotels Corp.	6,001	47
*	Libbey Inc.	2,920	47
*	Dixie Group Inc.	10,757	46
*	MTR Gaming Group Inc.	14,610	44
*	Radio One Inc.	22,730	40
*	Heelys Inc.	17,566	40
*	McCormick & Schmick’s
	Seafood Restaurants Inc.	4,605	40
	Collectors Universe	2,637	39

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Famous Dave’s Of
	America Inc.	3,756	38
*	Emerson Radio Corp.	17,970	37
	Salem Communications
	Corp. Class A	9,336	34
*	Saga Communications Inc.
	Class A	852	32
*	Ruth’s Hospitality Group Inc.	5,449	31
*	TravelCenters of
	America LLC	5,100	28
*	American Apparel Inc.	31,165	28
*	US Auto Parts Network Inc.	3,601	28
*	Reading International Inc.
	Class A	6,019	27
*,^	Lee Enterprises Inc.	29,385	26
*	Bidz.com Inc.	25,690	25
*	Nexstar Broadcasting
	Group Inc. Class A	3,078	25
*	Duckwall-ALCO Stores Inc.	2,176	23
*	Archipelago Learning Inc.	2,260	22
*	Culp Inc.	2,263	21
*	Motorcar Parts of
	America Inc.	1,400	21
*	Hastings Entertainment Inc.	4,944	20
*,^	SuperMedia Inc.	5,398	20
*,^	Atrinsic Inc.	6,292	20
*	Orbitz Worldwide Inc.	8,037	20
*	Daily Journal Corp.	264	19
*	Trans World
	Entertainment Corp.	8,958	18
*	Empire Resorts Inc.	17,700	16
*,^	Wonder Auto
	Technology Inc.	5,838	16
*	Hallwood Group Inc.	804	15
*	Entertainment Gaming
	Asia Inc.	54,853	15
	Outdoor Channel
	Holdings Inc.	1,761	12
*	Spanish Broadcasting
	System Inc.	17,056	12
*	Canterbury Park Holding Corp.	818	12
*	Dex One Corp.	4,578	12
*	Hollywood Media Corp.	7,061	11
*	Dover Motorsports Inc.	4,709	9
*	Great Wolf Resorts Inc.	2,551	8
*	Princeton Review Inc.	32,613	7
	Educational
	Development Corp.	1,122	6
*	Lakes Entertainment Inc.	2,747	6
*	Nobel Learning
	Communities Inc.	375	4
*	Radio One Inc. Class A	1,680	3
	Gaming Partners
	International Corp.	309	2
*	Forward Industries Inc.	557	1
	Mac-Gray Corp.	82	1

			Market
			Value
		Shares	($000)
	Frisch’s Restaurants Inc.	29	1
*	Cambium Learning
	Group Inc.	200	1
*	Vitacost.com Inc.	123	1
*	Premier Exhibitions Inc.	319	1
*	Rick’s Cabaret
	International Inc.	64	1
*	Morton’s Restaurant
	Group Inc.	62	—
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 03/02/2012	332	—
*	Joe’s Jeans Inc.	260	—
*	Universal Travel Group	118	—
*	Tandy Brands Accessories Inc. 42		—
*	Sport Chalet Inc. Class A	37	—
*	Private Media Group Inc.	69	—
*	SPAR Group Inc.	29	—
*	Sport Chalet Inc. Class B	5	—
			1,977,797
Consumer Staples (9.1%)
	Procter & Gamble Co.	3,191,915	202,910
	Coca-Cola Co.	2,353,201	158,347
	Philip Morris
	International Inc.	2,048,137	136,754
	PepsiCo Inc.	1,808,019	127,339
	Wal-Mart Stores Inc.	2,232,691	118,645
	Kraft Foods Inc.	1,893,469	66,707
	Altria Group Inc.	2,384,093	62,964
	CVS Caremark Corp.	1,559,297	58,598
	Colgate-Palmolive Co.	562,888	49,202
	Walgreen Co.	1,051,250	44,636
	Costco Wholesale Corp.	497,495	40,417
	Kimberly-Clark Corp.	460,860	30,675
	General Mills Inc.	724,662	26,972
	Archer-Daniels-Midland Co.	726,364	21,900
	Sysco Corp.	664,075	20,706
	HJ Heinz Co.	365,545	19,476
	Lorillard Inc.	165,884	18,060
	Kroger Co.	688,576	17,077
	Kellogg Co.	291,282	16,114
	Mead Johnson Nutrition Co.	233,170	15,751
	Reynolds American Inc.	398,714	14,772
	Estee Lauder Cos. Inc.
	Class A	138,115	14,528
	Avon Products Inc.	489,808	13,715
*	Green Mountain Coffee
	Roasters Inc.	145,613	12,997
	ConAgra Foods Inc.	496,586	12,817
	Sara Lee Corp.	673,947	12,798
	Bunge Ltd.	165,209	11,391
	Coca-Cola Enterprises Inc.	376,279	10,980
	Hershey Co.	189,893	10,795
	Dr Pepper Snapple
	Group Inc.	255,329	10,706
	Whole Foods Market Inc.	168,221	10,674
	Clorox Co.	156,838	10,577

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	JM Smucker Co.	135,707	10,373
	Safeway Inc.	419,678	9,808
	Molson Coors Brewing Co.
	Class B	186,035	8,323
	Campbell Soup Co.	228,114	7,881
	Herbalife Ltd.	134,680	7,763
	Brown-Forman Corp.
	Class B	95,948	7,166
*	Hansen Natural Corp.	86,203	6,978
	TysonFoods Inc. Class A	350,475	6,806
	McCormick & Co. Inc.	137,255	6,804
	Church& Dwight Co. Inc.	162,559	6,590
*	Energizer Holdings Inc.	80,533	5,827
*	Ralcorp Holdings Inc.	62,658	5,425
	Hormel Foods Corp.	166,999	4,978
	Corn Products
	International Inc.	86,839	4,800
*	Constellation Brands Inc.
	Class A	211,825	4,410
*	Smithfield Foods Inc.	170,315	3,725
*	BJ’s Wholesale Club Inc.	62,298	3,137
	Flowers Foods Inc.	131,934	2,908
*	Dean Foods Co.	208,769	2,562
	Nu Skin Enterprises Inc.
	Class A	63,431	2,382
*	Darling International Inc.	133,098	2,356
	SUPERVALUInc.	241,897	2,276
*	United Natural Foods Inc.	52,211	2,228
*	TreeHouse Foods Inc.	40,396	2,206
	Ruddick Corp.	50,483	2,198
	Diamond Foods Inc.	24,889	1,900
	Casey’s General Stores Inc.	43,062	1,895
	Lancaster Colony Corp.	22,204	1,350
*	Hain Celestial Group Inc.	39,122	1,305
	Fresh Del Monte
	Produce Inc.	47,745	1,273
*	Fresh Market Inc.	32,683	1,264
	Sanderson Farms Inc.	24,372	1,165
	Andersons Inc.	26,156	1,105
*	Rite Aid Corp.	789,938	1,051
	B&G Foods Inc. Class A	48,853	1,007
	Universal Corp.	25,814	972
	Vector Group Ltd.	51,261	912
*	Central European
	Distribution Corp.	81,262	910
	J&J Snack Foods Corp.	18,188	907
*	Boston Beer Co. Inc. Class A	9,942	891
	Tootsie Roll Industries Inc.	27,274	798
^	Cal-Maine Foods Inc.	24,698	789
	Pricesmart Inc.	14,887	763
*	Elizabeth Arden Inc.	25,827	750
	Inter Parfums Inc.	31,173	718
	Snyders-Lance Inc.	32,320	699
	Coca-Cola Bottling Co.
	Consolidated	10,280	696

			Market
			Value
		Shares	($000)
*	Central Garden and Pet Co.
	Class A	64,800	658
*	Chiquita Brands
	International Inc.	49,189	640
*	Prestige Brands
	Holdings Inc.	49,573	637
*	Pantry Inc.	33,815	635
*	Winn-Dixie Stores Inc.	68,563	579
*	Medifast Inc.	24,296	577
	WD-40 Co.	14,524	567
*,^	Star Scientific Inc.	116,487	524
*	Central Garden and Pet Co.	50,005	519
	Nash Finch Co.	13,444	481
*	Heckmann Corp.	74,391	449
*	Omega Protein Corp.	31,783	439
	Weis Markets Inc.	10,217	416
	Alico Inc.	15,023	385
	Ingles Markets Inc. Class A	23,046	381
*	Dole Food Co. Inc.	24,526	332
*	Spectrum Brands
	Holdings Inc.	10,200	326
*	Smart Balance Inc.	60,880	315
*	Susser Holdings Corp.	17,839	280
*	Alliance One
	International Inc.	82,063	265
	Spartan Stores Inc.	13,343	261
*	Pilgrim’s Pride Corp.	46,030	249
	Imperial Sugar Co.	10,290	206
*	John B Sanfilippo & Son Inc.	22,171	188
*	Revlon Inc. Class A	10,562	177
	National Beverage Corp.	11,983	176
*	Lifeway Foods Inc.	15,345	172
	Farmer Bros Co.	14,425	146
*	USANA Health Sciences Inc.	4,633	145
	Griffin Land & Nurseries Inc.	4,456	145
*	Overhill Farms Inc.	22,256	124
	Oil-Dri Corp. of America	4,907	105
*	Jones Soda Co.	80,705	90
	MGP Ingredients Inc.	9,902	86
*	Reddy Ice Holdings Inc.	29,622	83
	Schiff Nutrition
	International Inc.	7,078	79
*	Parlux Fragrances Inc.	23,537	76
*	Primo Water Corp.	4,800	69
*	Physicians Formula
	Holdings Inc.	16,081	64
*	Inventure Foods Inc.	15,484	62
*	Nutraceutical
	International Corp.	2,978	46
*	Mannatech Inc.	47,134	45
	Female Health Co.	8,917	45
	Limoneira Co.	1,483	34
*	Seneca Foods Corp. Class A	857	22
	Bridgford Foods Corp.	2,030	22
	Reliv International Inc.	10,512	19
	Calavo Growers Inc.	779	16

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Orchids Paper Products Co.	926	12
*	Craft Brewers Alliance Inc.	1,300	11
*	HQ Sustainable Maritime
	Industries Inc.	12,113	9
	Village Super Market Inc.
	Class A	242	7
*	Crystal Rock Holdings Inc.	80	—
			1,565,426
Energy (11.7%)
	Exxon Mobil Corp.	5,650,973	459,876
	ChevronCorp.	2,287,837	235,281
	Schlumberger Ltd.	1,551,037	134,010
	ConocoPhillips	1,547,808	116,380
	Occidental Petroleum Corp.	926,362	96,379
	Apache Corp.	436,286	53,833
	Halliburton Co.	1,040,889	53,085
	Anadarko Petroleum Corp.	565,548	43,411
	Marathon Oil Corp.	804,710	42,392
	National Oilwell Varco Inc.	479,937	37,536
	Devon Energy Corp.	462,385	36,441
	Baker Hughes Inc.	494,984	35,916
	EOG Resources Inc.	289,884	30,307
	Hess Corp.	346,445	25,900
	ChesapeakeEnergy Corp.	745,316	22,128
	Spectra Energy Corp.	739,184	20,261
	Williams Cos. Inc.	668,142	20,211
	Peabody Energy Corp.	308,383	18,167
	Noble Energy Inc.	200,382	17,960
*	Southwestern Energy Co.	396,408	16,998
	Valero Energy Corp.	648,512	16,582
	El Paso Corp.	803,204	16,225
*	Weatherford
	International Ltd.	845,815	15,859
*	Cameron International Corp.	279,016	14,032
	Murphy Oil Corp.	208,829	13,712
	Consol Energy Inc.	257,841	12,500
*	FMC Technologies Inc.	273,841	12,265
*	Alpha Natural
	Resources Inc.	258,238	11,734
	Noble Corp.	287,533	11,332
	Pioneer Natural
	Resources Co.	119,507	10,704
*	Newfield Exploration Co.	153,184	10,420
*	Concho Resources Inc.	111,584	10,249
	Range Resources Corp.	182,934	10,153
*	Denbury Resources Inc.	455,487	9,110
	Cimarex Energy Co.	97,552	8,772
*	Petrohawk Energy Corp.	344,754	8,505
	EQTCorp.	161,518	8,483
	QEP Resources Inc.	200,936	8,405
	Helmerich & Payne Inc.	121,233	8,016
*	Nabors Industries Ltd.	325,243	8,014
*	Ultra Petroleum Corp.	173,952	7,967
	Cabot Oil & Gas Corp.	118,847	7,881
*	Whiting Petroleum Corp.	134,687	7,665
	Arch Coal Inc.	240,346	6,408

			Market
			Value
		Shares	($000)
*	Kinder Morgan
	Management LLC	95,958	6,294
*	Plains Exploration &
	Production Co.	159,744	6,089
	Sunoco Inc.	137,518	5,736
	Core Laboratories NV	51,382	5,731
*	Rowan Cos. Inc.	144,055	5,591
	Diamond Offshore
	Drilling Inc.	79,223	5,578
	Patterson-UTI Energy Inc.	175,755	5,556
	Southern Union Co.	135,057	5,423
	SM Energy Co.	72,292	5,312
*	McDermott
	International Inc.	266,124	5,272
	Oceaneering
	International Inc.	123,407	4,998
*	Dresser-Rand Group Inc.	91,767	4,932
	Energen Corp.	82,190	4,644
*	Oil States International Inc.	57,992	4,634
*	SandRidge Energy Inc.	421,304	4,491
	Holly Corp.	60,711	4,213
*	Brigham Exploration Co.	133,249	3,988
	Frontier Oil Corp.	120,582	3,896
*	Tesoro Corp.	163,161	3,738
	CARBOCeramics Inc.	22,514	3,669
	Kinder Morgan Inc.	125,150	3,596
*	Superior Energy
	Services Inc.	89,984	3,342
*	Continental Resources Inc.	51,178	3,322
*	Forest Oil Corp.	123,043	3,286
	Tidewater Inc.	58,647	3,156
*	Rosetta Resources Inc.	60,305	3,108
	Lufkin Industries Inc.	34,281	2,950
*	Atwood Oceanics Inc.	66,408	2,931
	World Fuel Services Corp.	79,320	2,850
*	Unit Corp.	46,546	2,836
	Berry Petroleum Co. Class A	52,827	2,807
*	Key Energy Services Inc.	146,323	2,634
	EXCO Resources Inc.	146,047	2,578
*	Dril-Quip Inc.	36,624	2,484
*	Bill Barrett Corp.	53,496	2,480
*	CVR Energy Inc.	100,118	2,465
*	Energy XXI Bermuda Ltd.	73,289	2,435
*	Complete Production
	Services Inc.	71,694	2,392
	SEACOR Holdings Inc.	23,364	2,335
*	Patriot Coal Corp.	104,150	2,318
	Bristow Group Inc.	41,639	2,124
*	McMoRan Exploration Co.	107,734	1,991
*	Helix Energy Solutions
	Group Inc.	114,053	1,889
*	Gran Tierra Energy Inc.	273,850	1,810
*	Cobalt International
	Energy Inc.	131,959	1,799
*	Swift Energy Co.	47,702	1,778
*	Carrizo Oil & Gas Inc.	41,410	1,729

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Oasis Petroleum Inc.	57,852	1,717
*	Quicksilver Resources Inc.	107,610	1,588
*	Stone Energy Corp.	49,855	1,515
*	Comstock Resources Inc.	51,376	1,479
*	Cloud Peak Energy Inc.	69,192	1,474
*,^	Northern Oil and Gas Inc.	64,784	1,435
*	Gulfport Energy Corp.	47,628	1,414
*	ION Geophysical Corp.	148,953	1,409
*	Exterran Holdings Inc.	68,118	1,351
	RPCInc.	49,523	1,215
*	Basic Energy Services Inc.	37,377	1,176
*	Gulfmark Offshore Inc.	25,931	1,146
*,^	ATP Oil & Gas Corp.	74,277	1,137
*	Kodiak Oil & Gas Corp.	197,038	1,137
*	Tetra Technologies Inc.	87,256	1,111
*	Enbridge Energy
	Management LLC	35,716	1,104
*	Pioneer Drilling Co.	70,714	1,078
*,^	Clean Energy Fuels Corp.	79,180	1,041
*	Newpark Resources Inc.	104,677	949
*	Western Refining Inc.	51,478	930
	W&T Offshore Inc.	35,424	925
*	Hercules Offshore Inc.	159,224	877
	Contango Oil & Gas Co.	15,003	877
	Penn Virginia Corp.	65,491	865
*	James River Coal Co.	41,211	858
	OverseasShipholding
	Group Inc.	31,496	849
*	Endeavour
	International Corp.	56,208	847
*	Global Industries Ltd.	147,855	810
*	Approach Resources Inc.	35,127	796
*,^	Abraxas Petroleum Corp.	205,086	785
*	Petroleum
	Development Corp.	25,526	764
*	Cal Dive International Inc.	126,907	759
*	Clayton Williams Energy Inc.	12,208	733
*	SemGroup Corp. Class A	28,300	726
*	Parker Drilling Co.	123,807	724
*	Vaalco Energy Inc.	113,705	685
*	Hornbeck Offshore
	Services Inc.	24,722	680
*	Callon Petroleum Co.	96,414	677
*,^	BPZ Resources Inc.	199,958	656
	Gulf Island Fabrication Inc.	20,136	650
*	FX Energy Inc.	70,041	615
*	Harvest Natural
	Resources Inc.	55,304	610
	Crosstex Energy Inc.	50,376	599
*	Amyris Inc.	21,002	590
	Delek US Holdings Inc.	36,024	566
*	GMX Resources Inc.	126,772	564
*	Cheniere Energy Inc.	60,572	555
*	Matrix Service Co.	40,718	545
	Targa Resources Corp.	15,638	523
*	Energy Partners Ltd.	33,903	502

			Market
			Value
		Shares	($000)
*	Goodrich Petroleum Corp.	27,255	502
	Alon USA Energy Inc.	43,354	489
*	Resolute Energy Corp.	27,005	436
*	Triangle Petroleum Corp.	64,939	420
*	Magnum Hunter
	Resources Corp.	61,728	417
*	Dawson Geophysical Co.	12,179	416
*	Hyperdynamics Corp.	86,418	372
*	USEC Inc.	110,834	370
*	Tesco Corp.	18,504	359
*	Petroquest Energy Inc.	47,148	331
*	OYO Geospace Corp.	3,275	328
*	Venoco Inc.	21,854	278
*	Oilsands Quest Inc.	869,328	278
*	Natural Gas Services
	Group Inc.	16,485	266
*	Willbros Group Inc.	29,763	254
	General Maritime Corp.	184,620	249
*	PHI Inc.	9,055	197
*	Bolt Technology Corp.	15,395	191
*	Double Eagle Petroleum Co.	21,047	184
*	CREDO Petroleum Corp.	19,272	181
*	Georesources Inc.	7,988	180
*	Gastar Exploration Ltd.	51,818	178
*	Mitcham Industries Inc.	9,973	173
*	Delta Petroleum Corp.	346,916	172
*	Rex Energy Corp.	16,544	170
*	Westmoreland Coal Co.	9,078	161
*	Geokinetics Inc.	19,185	151
*	Warren Resources Inc.	37,647	143
*	CAMAC Energy Inc.	99,482	132
*	Union Drilling Inc.	12,160	125
	Adams Resources &
	Energy Inc.	4,551	116
*	ENGlobal Corp.	26,662	81
*	Evergreen Energy Inc.	40,683	73
*	REX American
	Resources Corp.	4,267	71
*	Toreador Resources Corp.	18,622	69
*	HKN Inc.	28,657	65
*,^	TransAtlantic Petroleum Ltd.	36,700	62
*	Green Plains Renewable
	Energy Inc.	5,716	62
*	Rentech Inc.	58,126	62
*	Vantage Drilling Co.	31,079	57
	Panhandle Oil and
	Gas Inc. Class A	1,562	46
*,^	Uranium Energy Corp.	14,828	45
*	Global Geophysical
	Services Inc.	2,533	45
*	Syntroleum Corp.	28,793	42
*	Evolution Petroleum Corp.	5,951	42
	Houston American
	Energy Corp.	1,694	31
*	Gasco Energy Inc.	117,639	26
*,^	Cano Petroleum Inc.	49,785	16

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Uranium Resources Inc.	8,178	14
*	Barnwell Industries Inc.	2,036	11
*	GeoGlobal Resources Inc.	19,882	9
*	Atlas Energy Inc. Escrow	82,734	8
*	Verenium Corp.	2,972	5
*	RAM Energy Resources Inc.	4,137	5
*,^	Pacific Ethanol Inc.	3,910	4
*	TGC Industries Inc.	408	3
*	Uranerz Energy Corp.	381	1
*	Isramco Inc.	8	1
*	PrimeEnergy Corp.	10	—
*	GeoMet Inc.	161	—
*	Cubic Energy Inc.	223	—
*	Tri-Valley Corp.	249	—
*	GreenHunter Energy Inc.	41	—
			1,996,468
Financials (15.4%)
	JPMorgan Chase & Co.	4,539,723	185,856
	Wells Fargo & Co.	5,703,546	160,042
	Citigroup Inc.	3,311,320	137,883
	Bank of America Corp.	11,534,332	126,416
	Goldman Sachs Group Inc.	563,544	75,002
*	Berkshire Hathaway Inc.
	Class B	960,289	74,317
	American Express Co.	1,233,334	63,763
	US Bancorp	2,190,386	55,877
	MetLife Inc.	1,202,536	52,755
	Simon Property Group Inc.	333,928	38,812
	Morgan Stanley	1,585,296	36,478
	Bank of New York
	Mellon Corp.	1,415,288	36,260
	PNC Financial Services
	Group Inc.	599,230	35,720
	Prudential Financial Inc.	551,640	35,079
	Travelers Cos. Inc.	491,276	28,681
	Capital One Financial Corp.	516,077	26,666
	State Street Corp.	572,391	25,809
	ACE Ltd.	382,449	25,173
	Aflac Inc.	535,918	25,017
	Franklin Resources Inc.	177,972	23,366
	BB&T Corp.	791,616	21,247
	CME Group Inc.	72,591	21,167
	ChubbCorp.	336,525	21,070
	BlackRock Inc.	105,192	20,177
	EquityResidential	335,058	20,103
	Marsh & McLennan
	Cos. Inc.	620,074	19,340
	CharlesSchwab Corp.	1,165,630	19,175
	Public Storage	163,956	18,693
	ProLogis Inc.	517,911	18,562
	Allstate Corp.	603,814	18,434
	T Rowe Price Group Inc.	295,204	17,813
	Vornado Realty Trust	188,405	17,556
	AON Corp.	341,686	17,528
	Boston Properties Inc.	162,607	17,262
	HCP Inc.	457,606	16,790

			Market
			Value
		Shares	($000)
	Discover Financial Services	621,467	16,624
	Annaly Capital
	Management Inc.	916,531	16,534
	Ameriprise Financial Inc.	280,996	16,208
	Loews Corp.	377,257	15,879
	American International
	Group Inc.	540,423	15,845
	SunTrust Banks Inc.	610,546	15,752
	Progressive Corp.	714,617	15,279
	Weyerhaeuser Co.	611,145	13,360
	Fifth Third Bancorp	1,045,916	13,335
	Host Hotels & Resorts Inc.	775,460	13,144
	Hartford Financial
	Services Group Inc.	481,497	12,697
	AvalonBay
	Communities Inc.	98,201	12,609
	Invesco Ltd.	524,711	12,278
	Northern Trust Corp.	248,387	11,416
	M&T Bank Corp.	128,205	11,276
	Principal Financial
	Group Inc.	365,613	11,122
*	Intercontinental Exchange Inc.	83,680	10,436
	Health Care REIT Inc.	196,176	10,286
	Lincoln National Corp.	359,907	10,254
	NYSE Euronext	297,676	10,201
	SLM Corp.	600,496	10,094
	Ventas Inc.	185,759	9,791
*	CIT Group Inc.	216,891	9,600
	KeyCorp	1,083,683	9,027
	Moody’s Corp.	235,372	9,027
	Unum Group	352,923	8,992
	Regions Financial Corp.	1,433,448	8,887
	Kimco Realty Corp.	463,232	8,635
*	CB Richard Ellis Group Inc.
	Class A	331,912	8,334
	General Growth
	Properties Inc.	493,528	8,237
	Leucadia National Corp.	236,686	8,071
	Macerich Co.	148,644	7,952
	XL Group plc Class A	354,505	7,792
	Willis Group Holdings plc	185,494	7,626
	Plum Creek Timber Co. Inc.	184,500	7,480
	SL Green Realty Corp.	90,030	7,461
	New York Community
	Bancorp Inc.	496,570	7,444
	Comerica Inc.	201,501	6,966
	Huntington Bancshares Inc.	983,972	6,455
	Digital Realty Trust Inc.	104,242	6,440
	Rayonier Inc.	92,396	6,038
	Federal Realty
	Investment Trust	70,225	5,982
	Nationwide Health
	Properties Inc.	144,226	5,972
*	Affiliated Managers
	Group Inc.	58,868	5,972

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	People’s United
	Financial Inc.	437,802	5,884
*	Genworth Financial Inc.
	Class A	558,306	5,739
	American Capital
	Agency Corp.	196,120	5,709
	Torchmark Corp.	88,891	5,701
	Legg Mason Inc.	164,852	5,401
	Alexandria Real Estate
	Equities Inc.	69,089	5,349
	Cincinnati Financial Corp.	176,501	5,150
*	MSCI Inc. Class A	136,459	5,142
	UDR Inc.	207,994	5,106
	TD Ameritrade
	Holding Corp.	261,568	5,103
	Reinsurance Group of
	America Inc. Class A	83,678	5,093
	EverestRe Group Ltd.	62,030	5,071
	Camden Property Trust	79,586	5,063
	PartnerRe Ltd.	73,204	5,040
	Zions Bancorporation	208,336	5,002
*	Berkshire Hathaway Inc.
	Class A	43	4,993
	Essex Property Trust Inc.	36,673	4,961
*	Arch Capital Group Ltd.	153,658	4,905
	Marshall & Ilsley Corp.	602,539	4,802
	Realty Income Corp.	143,307	4,799
	First Niagara Financial
	Group Inc.	351,941	4,646
	Jones Lang LaSalle Inc.	48,894	4,611
	WR Berkley Corp.	136,634	4,432
	Hudson City Bancorp Inc.	540,256	4,425
	Liberty Property Trust	130,643	4,256
	RenaissanceRe
	Holdings Ltd.	60,252	4,215
*	Markel Corp.	10,523	4,176
	BRE Properties Inc.	83,697	4,175
	Assurant Inc.	113,963	4,133
	HCC Insurance
	Holdings Inc.	131,037	4,128
	Regency Centers Corp.	93,370	4,105
	Eaton Vance Corp.	134,458	4,065
	Senior Housing
	Properties Trust	173,118	4,053
	ChimeraInvestment Corp.	1,170,522	4,050
	Duke Realty Corp.	287,830	4,032
	Piedmont Office Realty
	Trust Inc. Class A	196,767	4,012
*	E*Trade Financial Corp.	286,372	3,952
	Axis Capital Holdings Ltd.	127,142	3,936
	Raymond James
	Financial Inc.	122,109	3,926
*	American Capital Ltd.	390,242	3,875
	SEI Investments Co.	169,760	3,821
	Fidelity National
	Financial Inc. Class A	242,224	3,813

			Market
			Value
		Shares	($000)
	Taubman Centers Inc.	63,620	3,766
	Ares Capital Corp.	233,047	3,745
	Commerce Bancshares Inc.	84,309	3,625
	Cullen/Frost Bankers Inc.	62,811	3,571
	Waddell & Reed
	Financial Inc. Class A	97,977	3,561
*	NASDAQ OMX Group Inc.	140,591	3,557
	Brown & Brown Inc.	138,331	3,550
	Arthur J Gallagher & Co.	123,774	3,533
	Transatlantic Holdings Inc.	71,076	3,483
	Apartment Investment &
	Management Co.	134,722	3,439
	White Mountains
	Insurance Group Ltd.	8,180	3,437
	East West Bancorp Inc.	169,442	3,424
	Hospitality Properties Trust	140,733	3,413
	Developers Diversified
	Realty Corp.	234,249	3,303
	Old Republic
	International Corp.	280,757	3,299
	Weingarten Realty
	Investors	130,437	3,282
	Mack-Cali Realty Corp.	97,890	3,224
	Jefferies Group Inc.	157,982	3,223
*	Popular Inc.	1,165,619	3,217
	American Financial
	Group Inc.	89,796	3,205
	MFA Financial Inc.	394,709	3,173
	Assured Guaranty Ltd.	188,453	3,074
	City National Corp.	53,623	2,909
	CBL& Associates
	Properties Inc.	160,158	2,904
*	SVB Financial Group	48,368	2,888
	BioMed Realty Trust Inc.	149,634	2,879
	First Horizon National Corp.	300,200	2,864
	Hancock Holding Co.	91,314	2,829
	Mid-America Apartment
	Communities Inc.	40,716	2,747
	Associated Banc-Corp	197,396	2,744
	Highwoods Properties Inc.	81,761	2,709
	American Campus
	Communities Inc.	76,147	2,705
	Douglas Emmett Inc.	134,620	2,678
*	Signature Bank	46,278	2,647
	Home Properties Inc.	43,298	2,636
*	Forest City Enterprises Inc.
	Class A	139,345	2,602
	Kilroy Realty Corp.	65,780	2,598
	EquityLifestyle
	Properties Inc.	41,384	2,584
^	Federated Investors Inc.
	Class B	106,766	2,545
	Bank of Hawaii Corp.	54,680	2,544
	Corporate Office
	Properties Trust	81,038	2,521
	Valley National Bancorp	183,744	2,501

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Tanger Factory
	Outlet Centers	92,657	2,480
	Entertainment
	Properties Trust	52,974	2,474
	Washington REIT	75,106	2,442
	LaSalle Hotel Properties	92,545	2,438
	Fulton Financial Corp.	226,969	2,431
	Erie Indemnity Co. Class A	34,018	2,406
	Omega Healthcare
	Investors Inc.	113,994	2,395
*	Allied World Assurance Co.
	Holdings Ltd.	41,269	2,376
*	Alleghany Corp.	7,126	2,374
	TCF Financial Corp.	170,072	2,347
	National Retail
	Properties Inc.	95,475	2,340
	Hatteras Financial Corp.	82,793	2,337
*	ProAssurance Corp.	33,119	2,318
	Apollo Investment Corp.	222,805	2,275
	Post Properties Inc.	55,797	2,274
*	CNO Financial Group Inc.	286,219	2,264
	Protective Life Corp.	97,728	2,260
	Validus Holdings Ltd.	72,559	2,246
	Capitol Federal
	Financial Inc.	190,928	2,245
	CapitalSource Inc.	348,018	2,245
	Prosperity Bancshares Inc.	50,549	2,215
	StanCorp Financial
	Group Inc.	52,373	2,210
	Starwood Property
	Trust Inc.	106,317	2,181
	Invesco Mortgage
	Capital Inc.	103,090	2,178
	FirstMerit Corp.	131,247	2,167
	Extra Space Storage Inc.	100,687	2,148
	CommonWealth REIT	81,796	2,114
	Washington Federal Inc.	127,490	2,095
*	Stifel Financial Corp.	58,040	2,081
	Aspen Insurance
	Holdings Ltd.	80,152	2,062
	DiamondRock
	Hospitality Co.	188,309	2,021
	Endurance Specialty
	Holdings Ltd.	48,678	2,012
*	Howard Hughes Corp.	30,150	1,961
	Cash America
	International Inc.	33,549	1,941
	Hanover Insurance
	Group Inc.	51,339	1,936
	Janus Capital Group Inc.	200,263	1,890
	Alterra Capital Holdings Ltd.	84,344	1,881
	SynovusFinancial Corp.	900,727	1,874
	First American
	Financial Corp.	118,612	1,856
*	Ezcorp Inc. Class A	51,130	1,819
	Webster Financial Corp.	84,254	1,771

			Market
			Value
		Shares	($000)
	Brandywine Realty Trust	152,439	1,767
	Unitrin Inc.	59,508	1,766
	IberiabankCorp.	30,510	1,759
	DuPont Fabros
	Technology Inc.	69,739	1,757
	Colonial Properties Trust	84,850	1,731
	BOK Financial Corp.	31,113	1,704
*	Portfolio Recovery
	Associates Inc.	19,446	1,649
	Westamerica
	Bancorporation	33,397	1,645
*,^	St. Joe Co.	78,766	1,641
	Trustmark Corp.	69,765	1,633
	Greenhill & Co. Inc.	30,328	1,632
	Delphi Financial Group Inc.	55,035	1,608
	Potlatch Corp.	45,445	1,603
	Healthcare Realty Trust Inc.	77,213	1,593
	Northwest Bancshares Inc.	125,286	1,576
	UMB Financial Corp.	36,845	1,543
	Umpqua Holdings Corp.	129,928	1,503
	Lexington Realty Trust	162,686	1,485
*	MBIA Inc.	169,900	1,476
	Medical Properties
	Trust Inc.	128,300	1,475
	DCT Industrial Trust Inc.	278,631	1,457
*	Strategic Hotels &
	Resorts Inc.	205,314	1,454
	CBOEHoldings Inc.	58,709	1,444
*	Ocwen Financial Corp.	112,925	1,441
	FNBCorp.	138,814	1,437
*	MF Global Holdings Ltd.	185,307	1,434
	First Financial Bancorp	85,511	1,427
	Platinum Underwriters
	Holdings Ltd.	42,497	1,413
	Capstead Mortgage Corp.	104,201	1,396
	Cathay General Bancorp	84,991	1,393
	Anworth Mortgage
	Asset Corp.	184,597	1,386
*	World Acceptance Corp.	21,115	1,385
*	First Cash Financial
	Services Inc.	32,309	1,357
*	First Industrial
	Realty Trust Inc.	117,960	1,351
	National Health
	Investors Inc.	30,392	1,350
	Redwood Trust Inc.	88,731	1,342
	RLI Corp.	21,617	1,339
	EquityOne Inc.	71,708	1,337
	Community Bank
	System Inc.	53,874	1,336
*	PHH Corp.	63,472	1,302
	EastGroup Properties Inc.	30,614	1,301
	International
	Bancshares Corp.	77,742	1,301
	Astoria Financial Corp.	101,622	1,300
	Sovran Self Storage Inc.	31,532	1,293

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Wintrust Financial Corp.	39,661	1,276
	Montpelier Re Holdings Ltd.	70,632	1,271
	Alexander’s Inc.	3,198	1,270
*	Dollar Financial Corp.	58,224	1,261
	SymetraFinancial Corp.	93,824	1,260
	CVB Financial Corp.	135,472	1,253
	Mercury General Corp.	31,329	1,237
	Prospect Capital Corp.	121,836	1,232
*	MGIC Investment Corp.	206,762	1,230
	National Penn
	Bancshares Inc.	154,483	1,225
	First Midwest Bancorp Inc.	99,652	1,225
	NBT Bancorp Inc.	55,106	1,219
	EvercorePartners Inc.
	Class A	36,514	1,217
*	Sunstone Hotel
	Investors Inc.	130,732	1,212
	PS Business Parks Inc.	21,917	1,208
	Glimcher Realty Trust	124,659	1,184
	CypressSharpridge
	Investments Inc.	91,033	1,166
	Susquehanna
	Bancshares Inc.	145,447	1,164
	Glacier Bancorp Inc.	86,192	1,162
	Acadia Realty Trust	57,117	1,161
	Sterling Bancshares Inc.	141,950	1,158
	optionsXpress Holdings Inc.	69,172	1,154
	First Citizens
	BancShares Inc. Class A	6,161	1,153
*	Knight Capital Group Inc.
	Class A	103,966	1,146
	BancorpSouth Inc.	92,114	1,143
	First Financial
	Bankshares Inc.	32,809	1,130
	Old National Bancorp	103,377	1,116
	United Bankshares Inc.	45,373	1,111
	Columbia Banking
	System Inc.	64,392	1,109
	Associated Estates
	Realty Corp.	68,170	1,108
	Cousins Properties Inc.	128,220	1,095
	Bank of the Ozarks Inc.	20,909	1,089
	American Equity
	Investment Life
	Holding Co.	85,032	1,081
	Cohen & Steers Inc.	32,468	1,076
	Argo Group International
	Holdings Ltd.	36,146	1,074
	MBFinancial Inc.	55,266	1,063
*	TFS Financial Corp.	108,625	1,051
	Tower Group Inc.	43,770	1,043
	Franklin Street
	Properties Corp.	79,077	1,021
*	Texas Capital
	Bancshares Inc.	39,481	1,020
	Ashford Hospitality Trust Inc.	79,357	988

			Market
			Value
		Shares	($000)
	Brookline Bancorp Inc.	103,367	958
*	iStar Financial Inc.	117,482	953
	First Commonwealth
	Financial Corp.	165,452	950
	PacWest Bancorp	46,168	950
	Home Bancshares Inc.	40,009	946
	Hersha Hospitality Trust
	Class A	167,744	934
	City Holding Co.	27,991	925
	First Potomac Realty Trust	58,977	903
	ChemicalFinancial Corp.	48,065	902
*	Altisource Portfolio
	Solutions SA	24,438	899
	Selective Insurance
	Group Inc.	55,135	897
*	Pinnacle Financial
	Partners Inc.	57,097	888
	PrivateBancorp Inc. Class A	64,128	885
	Park National Corp.	13,393	882
	Provident Financial
	Services Inc.	61,300	878
	ChesapeakeLodging Trust	51,126	872
	Amtrust Financial
	Services Inc.	38,248	871
	BlackRock Kelso
	Capital Corp.	97,086	871
	Boston Private Financial
	Holdings Inc.	132,093	869
	Independent Bank Corp.	32,974	866
	S&T Bancorp Inc.	46,020	856
	FBLFinancial Group Inc.
	Class A	25,970	835
*	Investors Bancorp Inc.	58,598	832
*	Encore Capital Group Inc.	26,864	825
	Employers Holdings Inc.	49,191	825
	Dime Community
	Bancshares Inc.	56,724	825
*	AMERISAFE Inc.	35,946	813
	Newcastle Investment Corp.	139,048	804
	Pebblebrook Hotel Trust	39,128	790
*	Credit Acceptance Corp.	9,271	783
	BGC Partners Inc. Class A	100,563	777
*	ICG Group Inc.	63,494	777
	Oriental Financial Group Inc.	60,040	774
	Saul Centers Inc.	19,565	770
	Radian Group Inc.	181,980	770
*	Financial Engines Inc.	29,598	767
	U-Store-It Trust	72,823	766
	Infinity Property &
	Casualty Corp.	13,921	761
	TwoHarbors
	Investment Corp.	70,293	756
^	Fifth Street Finance Corp.	64,707	751
	Community Trust
	Bancorp Inc.	26,510	735

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	LPL Investment
	Holdings Inc.	21,119	722
	American National
	Insurance Co.	9,307	721
	Colony Financial Inc.	39,750	718
*	Navigators Group Inc.	15,257	717
	Flushing Financial Corp.	55,150	717
	Berkshire Hills Bancorp Inc.	31,808	712
	Pennsylvania REIT	44,956	706
	KBWInc.	37,216	696
	Inland Real Estate Corp.	77,873	688
*	Beneficial Mutual
	Bancorp Inc.	83,651	687
	First Busey Corp.	129,349	684
	Calamos Asset
	Management Inc. Class A	46,747	679
*	Enstar Group Ltd.	6,451	674
	Primerica Inc.	30,653	673
*	Investment Technology
	Group Inc.	47,736	669
*	Cowen Group Inc. Class A	175,841	661
	ARMOUR Residential
	REIT Inc.	89,700	659
	Capital Southwest Corp.	7,133	658
	Cedar Shopping
	Centers Inc.	127,279	655
	Interactive Brokers
	Group Inc.	41,757	653
	Flagstone Reinsurance
	Holdings SA	74,588	629
	Bancfirst Corp.	16,262	628
	Cardinal Financial Corp.	56,785	622
	Duff & Phelps Corp. Class A	47,678	612
	CreXus Investment Corp.	54,889	610
	Government Properties
	Income Trust	22,556	609
	Arlington Asset
	Investment Corp. Class A	19,408	609
	Provident New York Bancorp	72,313	605
	LTC Properties Inc.	21,712	604
*	FPIC Insurance Group Inc.	14,491	604
	Horace Mann
	Educators Corp.	38,485	601
	Federal Agricultural
	Mortgage Corp.	27,107	600
*	Piper Jaffray Cos.	20,797	599
	Advance America Cash
	Advance Centers Inc.	86,730	598
	Hudson Valley Holding Corp.	30,115	582
	Solar Capital Ltd.	23,374	577
	MarketAxess Holdings Inc.	22,934	575
*	Greenlight Capital Re Ltd.
	Class A	21,846	574
	Nelnet Inc. Class A	25,846	570
*	Intl. FCStone Inc.	23,544	570
	Agree Realty Corp.	25,488	569

			Market
			Value
		Shares	($000)
	Safety Insurance Group Inc.	13,538	569
	Northfield Bancorp Inc.	40,419	568
	Arrow Financial Corp.	23,156	567
*	Hilltop Holdings Inc.	63,600	562
*	Citizens Republic
	Bancorp Inc.	812,833	561
*	Pico Holdings Inc.	19,314	560
	NorthStar Realty
	Finance Corp.	137,540	554
*	Global Indemnity plc	24,753	549
	Oritani Financial Corp.	42,790	547
	Banner Corp.	30,735	538
	Abington Bancorp Inc.	51,410	536
	GFI Group Inc.	115,746	531
	Camden National Corp.	16,133	529
	BankFinancial Corp.	61,769	523
	Trustco Bank Corp. NY	104,615	513
	Education Realty Trust Inc.	59,564	510
	Hercules Technology
	Growth Capital Inc.	48,420	509
	GAMCOInvestors Inc.	10,912	505
	Investors Real Estate Trust	57,991	502
	Sun Communities Inc.	13,231	494
	Excel Trust Inc.	44,562	492
	Southside Bancshares Inc.	24,408	484
	WesBanco Inc.	24,622	484
	Getty Realty Corp.	19,103	482
	MCG Capital Corp.	78,902	480
	Bancorp Rhode Island Inc.	10,537	478
*	Avatar Holdings Inc.	31,176	474
	Lakeland Financial Corp.	20,916	466
*	Ameris Bancorp	52,129	462
	Simmons First National
	Corp. Class A	17,629	452
*	Forestar Group Inc.	27,412	450
	ViewPoint Financial Group	32,612	450
	ChathamLodging Trust	27,665	446
*	Citizens Inc.	64,960	443
	Bank of Marin Bancorp	12,360	437
*	FelCor Lodging Trust Inc.	81,358	434
	Artio Global Investors Inc.
	Class A	37,896	428
	Harleysville Group Inc.	13,478	420
	Walter Investment
	Management Corp.	18,921	420
*	Green Dot Corp. Class A	12,100	411
*	Phoenix Cos. Inc.	165,792	408
	Gladstone Capital Corp.	44,033	407
	Presidential Life Corp.	38,884	406
	Alliance Financial Corp.	13,058	399
	Meadowbrook Insurance
	Group Inc.	39,838	395
	Bryn Mawr Bank Corp.	19,449	394
	Cogdell Spencer Inc.	63,859	383
*	HFF Inc. Class A	25,295	382
*	Arbor Realty Trust Inc.	81,287	380

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	CoBiz Financial Inc.	58,069	380
	Ames National Corp.	20,535	373
*,^	Capital Trust Inc. Class A	96,253	373
*	Central Pacific
	Financial Corp.	26,155	366
	Renasant Corp.	25,177	365
*	National Financial
	Partners Corp.	30,911	357
	Consolidated-Tomoka
	Land Co.	12,327	353
	Bank Mutual Corp.	96,009	352
	Republic Bancorp Inc.
	Class A	17,608	350
	SCBT Financial Corp.	12,188	350
	Great Southern Bancorp Inc.	18,410	349
	Baldwin & Lyons Inc.	14,938	346
	First Merchants Corp.	38,367	343
	1st Source Corp.	16,281	338
	United Fire & Casualty Co.	19,262	335
	Maiden Holdings Ltd.	36,089	328
*	BRT Realty Trust	51,374	324
*	PMI Group Inc.	301,471	323
*	Gleacher & Co. Inc.	158,064	322
	Centerstate Banks Inc.	44,258	306
*	Nara Bancorp Inc.	37,229	303
	Parkway Properties Inc.	17,730	302
	Capital City Bank Group Inc.	29,455	302
*	Safeguard Scientifics Inc.	15,984	302
*	Doral Financial Corp.	152,143	298
	Edelman Financial
	Group Inc.	37,653	297
	Gladstone Investment Corp.	41,355	295
	Lakeland Bancorp Inc.	29,392	293
*	MPG Office Trust Inc.	102,026	292
*	Marlin Business
	Services Corp.	22,605	286
	Hudson Pacific
	Properties Inc.	18,281	284
	PennantPark
	Investment Corp.	24,878	279
*	FBR & Co.	81,335	277
*	Western Alliance Bancorp	38,808	276
	Donegal Group Inc. Class A	21,253	272
	National Western Life
	Insurance Co. Class A	1,687	269
	Sabra Healthcare REIT Inc.	16,003	267
*	eHealth Inc.	19,983	267
*,^	Sterling Financial Corp.	15,672	252
*	Center Financial Corp.	39,615	252
*	Meridian Interstate
	Bancorp Inc.	18,299	251
*	Ladenburg Thalmann
	Financial Services Inc.	179,035	247
*	Virtus Investment
	Partners Inc.	4,060	246

			Market
			Value
		Shares	($000)
*	American Safety Insurance
	Holdings Ltd.	12,865	246
	ESSA Bancorp Inc.	19,791	246
*	Gramercy Capital Corp.	81,049	246
*	First Defiance Financial Corp.	16,666	245
*	Tejon Ranch Co.	7,130	243
	Crawford & Co. Class B	34,032	241
	Apollo Commercial Real
	Estate Finance Inc.	14,779	238
	SY Bancorp Inc.	10,072	234
	Retail Opportunity
	Investments Corp.	21,710	234
	Heartland Financial USA Inc.	15,930	232
	Enterprise Financial
	Services Corp.	16,922	229
	Universal Health Realty
	Income Trust	5,609	224
	Medallion Financial Corp.	22,697	221
	Sierra Bancorp	19,154	217
	First Financial Holdings Inc.	23,267	209
	US Global Investors Inc.
	Class A	28,710	207
	First of Long Island Corp.	7,411	207
	Sandy Spring Bancorp Inc.	11,442	206
	DynexCapital Inc.	20,413	198
	Ramco-Gershenson
	Properties Trust	15,920	197
	American National
	Bankshares Inc.	10,688	197
	PennyMac Mortgage
	Investment Trust	11,525	191
	StellarOne Corp.	15,422	187
	EMC Insurance Group Inc.	9,778	187
	First Community
	Bancshares Inc.	13,063	183
	First Financial Corp.	5,546	182
*	NewStar Financial Inc.	16,437	176
*	First Marblehead Corp.	97,999	173
	Center Bancorp Inc.	16,612	173
	MVC Capital Inc.	13,096	173
^	RAITFinancial Trust	81,174	170
	Stewart Information
	Services Corp.	16,924	170
	Washington Trust
	Bancorp Inc.	7,328	168
*	AmeriServ Financial Inc.	88,046	168
	Campus Crest
	Communities Inc.	12,927	167
	Westfield Financial Inc.	20,216	164
*,^	BankAtlantic Bancorp Inc.
	Class A	172,716	164
	OneBeacon Insurance
	Group Ltd. Class A	12,126	162
	Tompkins Financial Corp.	4,115	161
*	Flagstar Bancorp Inc.	133,173	158
	TowneBank	11,815	158

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Asset Acceptance
	Capital Corp.	37,492	151
	Urstadt Biddle Properties Inc.
	Class A	8,352	151
	Asta Funding Inc.	17,759	149
	Resource Capital Corp.	23,568	149
	State Auto Financial Corp.	8,247	144
*	United Community Banks Inc.	13,586	143
	Trico Bancshares	9,667	141
	Bar Harbor Bankshares	4,984	141
*	American Independence
	Corp.	24,191	140
	SWSGroup Inc.	22,584	135
	Resource America Inc.
	Class A	22,622	133
	Institutional Financial
	Markets Inc.	39,382	133
	First Bancorp	12,435	127
	Diamond Hill Investment
	Group Inc.	1,514	123
	Coresite Realty Corp.	7,270	119
	OceanFirst Financial Corp.	9,036	117
	German American
	Bancorp Inc.	6,894	114
	Bridge Bancorp Inc.	5,352	114
	CapLease Inc.	23,004	113
	Financial Institutions Inc.	6,824	112
	Kite Realty Group Trust	22,297	111
	Century Bancorp Inc. Class A	4,130	109
	WSFS Financial Corp.	2,747	109
	Investors Title Co.	2,618	105
	SeaBright Holdings Inc.	10,396	103
^	Life Partners Holdings Inc.	29,886	103
	CFS Bancorp Inc.	19,042	102
*	Eagle Bancorp Inc.	7,686	102
	Merchants Bancshares Inc.	4,158	102
	Mission West Properties Inc.	11,214	98
	Crawford & Co. Class A	19,214	97
	Kohlberg Capital Corp.	12,042	96
	Oppenheimer Holdings Inc.
	Class A	3,280	93
	Clifton Savings Bancorp Inc.	8,188	90
*	Guaranty Bancorp	65,951	88
*	Hanmi Financial Corp.	79,675	85
*	Bridge Capital Holdings	7,649	85
*,^	CIFC Deerfield Corp.	12,350	85
	Main Street Capital Corp.	4,315	82
*,^	BancTrust Financial
	Group Inc.	31,127	80
	Univest Corp. of
	Pennsylvania	5,060	79
*	CompuCredit Holdings Corp.	33,221	77
	Union First Market
	Bankshares Corp.	6,274	76
*	Cape Bancorp Inc.	7,639	76
	TICC Capital Corp.	7,631	73

			Market
			Value
		Shares	($000)
	Sterling Bancorp	7,360	70
*	Metro Bancorp Inc.	6,058	69
*	Primus Guaranty Ltd.	12,484	66
	Suffolk Bancorp	4,640	65
	Winthrop Realty Trust	5,302	63
	Kaiser Federal Financial
	Group Inc.	5,065	62
*,^	Anchor Bancorp
	Wisconsin Inc.	85,708	61
*	Thomas Properties
	Group Inc.	18,002	58
	MainSource Financial
	Group Inc.	6,829	57
	ESB Financial Corp.	4,350	56
	Monmouth Real Estate
	Investment Corp. Class A	6,635	56
	Ameriana Bancorp	11,164	56
	One Liberty Properties Inc.	3,525	54
*	First Acceptance Corp.	28,977	54
*	First Financial Northwest Inc.	10,288	52
*	West Coast Bancorp	2,934	49
*	Nicholas Financial Inc.	4,116	49
	Triangle Capital Corp.	2,607	48
	Citizens & Northern Corp.	3,193	48
	First Pactrust Bancorp Inc.	3,225	48
	VIST Financial Corp.	6,454	45
*	Affirmative Insurance
	Holdings Inc.	18,300	43
*	Southwest Bancorp Inc.	4,391	43
*	Republic First Bancorp Inc.	19,317	43
	Central Bancorp Inc.	2,000	41
*	Hampton Roads
	Bankshares Inc.	4,117	41
*	Firstcity Financial Corp.	6,068	40
	Golub Capital BDC Inc.	2,666	40
*	NewBridge Bancorp	8,541	39
	Roma Financial Corp.	3,657	38
	Westwood Holdings
	Group Inc.	960	37
*,^	First BanCorp	8,382	36
	Peoples Bancorp Inc.	3,136	35
*	Hallmark Financial Services	4,490	35
*	Penson Worldwide Inc.	9,875	35
*	Grubb & Ellis Co.	106,143	34
*	Mercantile Bank Corp.	4,071	34
	UMH Properties Inc.	3,150	34
	PMC Commercial Trust	3,945	33
*	Consumer Portfolio
	Services Inc.	27,554	33
	CNBFinancial Corp.	2,306	32
*	Atlantic Coast Financial Corp.	4,671	32
	West Bancorporation Inc.	3,588	32
	Eastern Insurance
	Holdings Inc.	2,351	31
	NGP Capital Resources Co.	3,760	31
*	Bancorp Inc.	2,941	31

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Pulaski Financial Corp.	4,255	31
	Kansas City Life Insurance Co.	934	29
	North Central Bancshares Inc.	1,596	29
	Gladstone Commercial Corp.	1,583	27
*	Heritage Commerce Corp.	5,119	26
*	American River Bankshares	4,269	26
*	Macatawa Bank Corp.	9,356	26
*	Virginia Commerce
	Bancorp Inc.	4,336	26
	Eastern Virginia
	Bankshares Inc.	7,531	25
*	Colony Bankcorp Inc.	8,747	25
*	Maui Land &
	Pineapple Co. Inc.	4,926	25
	Rockville Financial Inc.	2,398	24
*	Tree.com Inc.	4,506	23
	Kennedy-Wilson Holdings Inc.	1,868	23
*	Stratus Properties Inc.	1,643	22
	FXCM Inc. Class A	2,200	22
	Heritage Financial Corp.	1,680	22
	Alliance Bancorp Inc.
	of Pennsylvania	1,919	21
	Peapack Gladstone
	Financial Corp.	1,781	21
	Bank of Kentucky
	Financial Corp.	937	21
	Meta Financial Group Inc.	1,065	20
	Provident Financial
	Holdings Inc.	2,366	19
*	Sun Bancorp Inc.	4,829	18
	First M&F Corp.	4,721	18
	Independence Holding Co.	1,651	17
*	21st Century Holding Co.	6,330	17
*	BCSB Bancorp Inc.	1,216	17
*	First Place Financial Corp.	14,860	17
	ShoreBancshares Inc.	2,438	17
	Citizens South Banking Corp.	4,075	17
*	Waterstone Financial Inc.	7,258	16
	National Interstate Corp.	710	16
*	Camco Financial Corp.	8,557	15
	Federal Agricultural
	Mortgage Corp. Class A	1,021	15
*	Wilshire Bancorp Inc.	4,940	15
	TF Financial Corp.	662	14
*	Pacific Mercantile Bancorp	3,311	14
*	North Valley Bancorp	1,335	14
*	Green Bankshares Inc.	5,230	14
	First South Bancorp Inc.	3,190	14
	Codorus Valley Bancorp Inc.	1,213	13
	Home Federal Bancorp Inc.	1,068	12
	HopFed Bancorp Inc.	1,384	11
	Epoch Holding Corp.	601	11
*	United Community
	Financial Corp.	7,740	10
	First United Corp.	1,861	9
*	Unity Bancorp Inc.	1,345	9

			Market
			Value
		Shares	($000)
	Indiana Community Bancorp	461	8
	Middleburg Financial Corp.	539	8
	Parkvale Financial Corp.	349	8
*	Seacoast Banking Corp.
	of Florida	4,924	7
*	Farmers Capital Bank Corp.	1,229	6
	State Bancorp Inc.	441	6
	Wayne Savings
	Bancshares Inc.	693	6
	Northrim BanCorp Inc.	303	6
*	Preferred Bank	793	6
*	Jefferson Bancshares Inc.	1,639	5
	Firstbank Corp.	878	5
	MutualFirst Financial Inc.	544	5
	HF Financial Corp.	396	4
*	HMN Financial Inc.	1,737	4
*	Timberland Bancorp Inc.	706	4
*	Premierwest Bancorp	2,834	4
^	Old Second Bancorp Inc.	4,290	4
*	ZipRealty Inc.	1,295	3
*	Royal Bancshares of
	Pennsylvania Inc.	1,796	3
	Peoples Financial Corp.	187	3
*	Independent Bank Corp.	1,015	2
	Territorial Bancorp Inc.	91	2
	United Financial Bancorp Inc.	109	2
	First Interstate Bancsystem Inc.	110	2
	THLCredit Inc.	117	2
	Washington Banking Co.	114	2
*	First Financial Service Corp.	438	1
	Orrstown Financial
	Services Inc.	53	1
	National Bankshares Inc.	51	1
	Pacific Continental Corp.	130	1
*	Harris & Harris Group Inc.	229	1
	Terreno Realty Corp.	65	1
	Tower Bancorp Inc.	40	1
*	1st United Bancorp Inc.	175	1
*	MetroCorp Bancshares Inc.	159	1
	Penns Woods Bancorp Inc.	27	1
	First Bancorp Inc.	62	1
*	Home Bancorp Inc.	53	1
	JMP Group Inc.	111	1
	Midsouth Bancorp Inc.	54	1
	Legacy Bancorp Inc.	52	1
*	Valley National Bancorp
	Warrants Exp. 06/30/2015	240	1
	United Security Bancshares	128	1
*	Encore Bancshares Inc.	51	1
*	Taylor Capital Group Inc.	75	1
	Universal Insurance
	Holdings Inc.	131	1
	Fox Chase Bancorp Inc.	43	1
	Citizens Holding Co.	29	1
	New Hampshire Thrift
	Bancshares Inc.	41	1

Institutional Total Stock Market Index Fund

			Market
			Value
	Shares		($000)
*	Princeton National
	Bancorp Inc.	100	1
	C&F Financial Corp.	23	—
	OhioValley Banc Corp.	28	—
	Union Bankshares Inc.	25	—
	Horizon Bancorp	18	—
	Hingham Institution for Savings	9	—
	Norwood Financial Corp.	18	—
	Oneida Financial Corp.	52	—
*	Intervest Bancshares Corp.
	Class A	131	—
	Auburn National
	Bancorporation Inc.	18	—
	QC Holdings Inc.	88	—
	Commercial National
	Financial Corp.	17	—
	Old Point Financial Corp.	27	—
	SI Financial Group Inc.	31	—
	California First National Bancorp	19	—
	Salisbury Bancorp Inc.	11	—
	LNBBancorp Inc.	46	—
	Landmark Bancorp Inc.	16	—
*	1st Constitution Bancorp	31	—
*	Yadkin Valley Financial Corp.	114	—
	Community Bank Shares
	of Indiana Inc.	22	—
	Hawthorn Bancshares Inc.	28	—
	CheviotFinancial Corp.	23	—
*	Community Capital Corp.	66	—
	United Bancshares Inc.	23	—
*	First Citizens Banc Corp.	54	—
*	Community Bankers
	Trust Corp.	151	—
*	Tower Financial Corp.	24	—
	Mid Penn Bancorp Inc.	24	—
*	United Security Bancshares	57	—
	ECB Bancorp Inc.	16	—
*	Rodman & Renshaw
	Capital Group Inc.	129	—
*	MBT Financial Corp.	114	—
*	Summit Financial Group Inc.	44	—
*	Severn Bancorp Inc.	41	—
*	Southern Community
	Financial Corp.	118	—
	National Security Group Inc.	11	—
*	Vestin Realty Mortgage II Inc.	90	—
	Porter Bancorp Inc.	25	—
	Prudential Bancorp Inc.
	of Pennsylvania	19	—
*	WSB Holdings Inc.	35	—
	WVS Financial Corp.	11	—
*	First Security Group Inc.	116	—
*	Transcontinental Realty
	Investors Inc.	12	—
*	Berkshire Bancorp Inc.	1	—
			2,646,884

			Market
			Value
		Shares	($000)
Health Care (11.6%)
	Johnson & Johnson	3,117,181	207,355
	Pfizer Inc.	9,111,587	187,699
	Merck & Co. Inc.	3,513,599	123,995
	Abbott Laboratories	1,763,759	92,809
	UnitedHealth Group Inc.	1,246,498	64,294
*	Amgen Inc.	1,062,745	62,011
	Bristol-Myers Squibb Co.	1,940,172	56,187
	Medtronic Inc.	1,223,372	47,137
	Eli Lilly & Co.	1,187,390	44,563
	Baxter International Inc.	660,364	39,417
*	Gilead Sciences Inc.	906,369	37,533
	WellPoint Inc.	428,020	33,715
*	Celgene Corp.	536,130	32,339
*	Express Scripts Inc.	571,736	30,862
	Covidien plc	562,828	29,959
	Allergan Inc.	348,385	29,003
*	Thermo Fisher
	Scientific Inc.	445,231	28,668
*	Biogen Idec Inc.	260,904	27,896
*	Medco Health
	Solutions Inc.	461,019	26,057
	McKesson Corp.	289,787	24,241
	Becton Dickinson and Co.	252,082	21,722
*	Agilent Technologies Inc.	397,033	20,292
	Stryker Corp.	334,467	19,630
	Aetna Inc.	438,204	19,320
	St. Jude Medical Inc.	390,386	18,614
	Cardinal Health Inc.	398,626	18,106
*	Intuitive Surgical Inc.	44,303	16,486
	CIGNA Corp.	309,201	15,902
	Humana Inc.	192,170	15,477
*	Zimmer Holdings Inc.	218,954	13,838
	AmerisourceBergen Corp.
	Class A	312,374	12,932
*	Forest Laboratories Inc.	326,079	12,828
*	Mylan Inc.	498,118	12,289
*	Vertex Pharmaceuticals Inc.	232,957	12,111
*	Boston Scientific Corp.	1,736,108	11,997
	Quest Diagnostics Inc.	195,133	11,532
*	Edwards Lifesciences Corp.	130,945	11,416
*	Laboratory Corp. of
	America Holdings	115,920	11,220
*	Illumina Inc.	145,501	10,934
*	Hospira Inc.	189,935	10,762
*	Life Technologies Corp.	205,194	10,684
	CR Bard Inc.	96,949	10,651
*	Waters Corp.	104,139	9,970
*	Cerner Corp.	161,539	9,872
*	Watson
	Pharmaceuticals Inc.	143,422	9,857
*	Alexion
	Pharmaceuticals Inc.	208,183	9,791
*	Varian Medical
	Systems Inc.	136,866	9,583
*	DaVita Inc.	109,436	9,478

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Perrigo Co.	94,725	8,324
*	Henry Schein Inc.	104,801	7,503
*	CareFusion Corp.	254,304	6,909
*	Cephalon Inc.	86,357	6,900
*	Dendreon Corp.	168,054	6,628
*	Coventry Health Care Inc.	170,697	6,225
*	Mettler-Toledo
	International Inc.	36,906	6,225
	DENTSPLY
	International Inc.	162,063	6,171
*	HCA Holdings Inc.	182,669	6,028
*	Hologic Inc.	297,301	5,997
*	ResMed Inc.	174,808	5,410
*	Endo Pharmaceuticals
	Holdings Inc.	133,741	5,372
	Universal Health
	Services Inc. Class B	102,784	5,296
*	Human Genome
	Sciences Inc.	215,444	5,287
*	IDEXX Laboratories Inc.	65,374	5,070
*	Pharmasset Inc.	42,219	4,737
*	Regeneron
	Pharmaceuticals Inc.	80,097	4,542
*	Kinetic Concepts Inc.	73,870	4,257
	Omnicare Inc.	133,251	4,249
*	Allscripts Healthcare
	Solutions Inc.	216,741	4,209
	Cooper Cos. Inc.	52,977	4,198
*	Covance Inc.	68,889	4,090
*	AMERIGROUP Corp.	56,493	3,981
*	Mednax Inc.	54,700	3,949
	Warner Chilcott plc Class A	158,917	3,835
*	Gen-Probe Inc.	55,114	3,811
	Patterson Cos. Inc.	111,987	3,683
	PerkinElmer Inc.	129,262	3,478
*	Tenet Healthcare Corp.	553,857	3,456
*	BioMarin Pharmaceutical Inc.	126,213	3,434
*	Health Net Inc.	106,357	3,413
*	Sirona Dental Systems Inc.	64,018	3,399
*	Alere Inc.	91,882	3,365
	Techne Corp.	40,186	3,350
	Pharmaceutical Product
	Development Inc.	124,802	3,350
*	Healthspring Inc.	72,087	3,324
	Hill-Rom Holdings Inc.	71,984	3,314
*	United Therapeutics Corp.	59,331	3,269
	Lincare Holdings Inc.	109,790	3,214
*	Health Management
	Associates Inc. Class A	287,011	3,094
*	Brookdale Senior Living Inc.
	Class A	117,047	2,838
*	Catalyst Health
	Solutions Inc.	50,629	2,826
*	Healthsouth Corp.	106,397	2,793
	Teleflex Inc.	45,670	2,789

			Market
			Value
		Shares	($000)
*	Community Health
	Systems Inc.	105,717	2,715
*	Salix Pharmaceuticals Ltd.	66,360	2,643
	Medicis Pharmaceutical
	Corp. Class A	69,149	2,639
*	Bio-Rad Laboratories Inc.
	Class A	22,007	2,627
*	Onyx Pharmaceuticals Inc.	71,884	2,538
*	WellCare Health Plans Inc.	48,541	2,496
	Owens& Minor Inc.	72,333	2,495
*	Cubist Pharmaceuticals Inc.	67,839	2,442
*	HMS Holdings Corp.	31,744	2,440
*	Cepheid Inc.	69,678	2,414
*	Incyte Corp. Ltd.	126,624	2,398
	STERIS Corp.	67,632	2,366
*	Myriad Genetics Inc.	102,523	2,328
*	LifePoint Hospitals Inc.	58,751	2,296
*	Seattle Genetics Inc.	109,786	2,253
*	Charles River Laboratories
	International Inc.	54,771	2,226
*	Thoratec Corp.	66,618	2,186
*	Centene Corp.	59,343	2,108
*	Magellan Health
	Services Inc.	37,870	2,073
*	Alkermes Inc.	109,243	2,032
	Quality Systems Inc.	23,100	2,017
*	Amylin Pharmaceuticals Inc.	149,193	1,993
*	VCA Antech Inc.	92,802	1,967
*	InterMune Inc.	54,152	1,941
*	Volcano Corp.	59,409	1,918
*	Haemonetics Corp.	28,874	1,859
	Masimo Corp.	61,515	1,826
*	Theravance Inc.	80,079	1,779
*	PSS World Medical Inc.	62,862	1,761
*	Bruker Corp.	84,065	1,712
	West Pharmaceutical
	Services Inc.	37,846	1,656
*	Viropharma Inc.	89,124	1,649
*	Questcor
	Pharmaceuticals Inc.	68,127	1,642
*	Ariad Pharmaceuticals Inc.	143,927	1,631
*	Align Technology Inc.	70,649	1,611
*	Parexel International Corp.	67,343	1,587
	ChemedCorp.	23,964	1,570
*	athenahealth Inc.	37,823	1,555
*	Impax Laboratories Inc.	69,804	1,521
*	NuVasive Inc.	44,990	1,479
*	Immucor Inc.	71,543	1,461
*	Acorda Therapeutics Inc.	44,432	1,436
*	Zoll Medical Corp.	24,855	1,408
*	Par Pharmaceutical Cos. Inc.	41,183	1,358
	Invacare Corp.	39,742	1,319
*	Isis Pharmaceuticals Inc.	141,439	1,296
*	Air Methods Corp.	17,324	1,295
*	Integra LifeSciences
	Holdings Corp.	26,722	1,278

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Momenta
	Pharmaceuticals Inc.	65,370	1,272
*	Kindred Healthcare Inc.	59,168	1,270
*	Exelixis Inc.	141,258	1,266
*	Medicines Co.	76,201	1,258
*	CONMED Corp.	44,153	1,257
*	MWI Veterinary Supply Inc.	14,484	1,170
*	Immunogen Inc.	92,813	1,131
*	Auxilium
	Pharmaceuticals Inc.	56,426	1,106
*	Amsurg Corp. Class A	41,465	1,083
*	Cyberonics Inc.	38,745	1,083
	Analogic Corp.	20,163	1,060
	Meridian Bioscience Inc.	43,394	1,046
	Computer Programs &
	Systems Inc.	16,203	1,029
*	Affymetrix Inc.	129,633	1,028
*	Abaxis Inc.	37,245	1,015
*	Molina Healthcare Inc.	37,391	1,014
	PDL BioPharma Inc.	166,909	980
*	Greatbatch Inc.	36,112	969
*	Nektar Therapeutics	131,328	955
*	Halozyme Therapeutics Inc.	138,106	954
*	Emergent Biosolutions Inc.	41,779	942
*	Amedisys Inc.	35,013	932
*	Enzon Pharmaceuticals Inc.	92,302	928
*	ABIOMED Inc.	56,771	920
*	Geron Corp.	223,558	896
*	Accretive Health Inc.	31,069	894
*	Bio-Reference Labs Inc.	42,302	884
*	Hanger Orthopedic
	Group Inc.	36,078	883
*	DexCom Inc.	60,547	877
*	Natus Medical Inc.	54,191	821
*	AMAG Pharmaceuticals Inc.	43,584	819
*	Akorn Inc.	116,844	818
*	Emeritus Corp.	37,680	801
*	Genomic Health Inc.	28,611	799
	Cantel Medical Corp.	29,575	796
*	Luminex Corp.	38,054	795
*	Neogen Corp.	17,264	781
*	Wright Medical Group Inc.	51,505	773
*	Opko Health Inc.	207,704	766
*	Accuray Inc.	95,460	765
*	ICU Medical Inc.	16,842	736
*	Arthrocare Corp.	21,852	731
*	Depomed Inc.	88,756	726
*	Alnylam Pharmaceuticals Inc.	77,479	726
*	Insulet Corp.	32,490	720
*	Medivation Inc.	33,409	716
*	Vivus Inc.	85,302	694
*,^	Cadence Pharmaceuticals Inc.	75,303	693
*	Corvel Corp.	14,494	680
*	NxStage Medical Inc.	32,226	671
*,^	AVANIR Pharmaceuticals Inc.	199,549	671

			Market
			Value
		Shares	($000)
*	Chelsea Therapeutics
	International Ltd.	130,215	664
*	Gentiva Health Services Inc.	31,820	663
*	Arqule Inc.	105,640	660
*	Idenix Pharmaceuticals Inc.	131,179	656
*	Micromet Inc.	112,379	645
*	Orthofix International NV	15,148	643
*	Curis Inc.	179,492	643
*	Healthways Inc.	41,956	637
*	MedAssets Inc.	46,976	628
*	Angiodynamics Inc.	44,044	627
	Assisted Living
	Concepts Inc. Class A	37,184	624
*	MAKO Surgical Corp.	20,891	621
	Landauer Inc.	9,830	605
*	AMN Healthcare
	Services Inc.	72,673	605
*	Lexicon
	Pharmaceuticals Inc.	343,382	604
*,^	Biosante
	Pharmaceuticals Inc.	211,926	583
*	Merit Medical Systems Inc.	32,221	579
*	Capital Senior Living Corp.	61,423	571
*	Affymax Inc.	82,323	566
*	Allos Therapeutics Inc.	263,551	564
*	Savient Pharmaceuticals Inc.	74,517	558
*	Jazz Pharmaceuticals Inc.	16,688	557
*	OraSure Technologies Inc.	64,534	550
*	Alphatec Holdings Inc.	156,380	544
*	American Dental
	Partners Inc.	41,651	540
*	Caliper Life Sciences Inc.	66,417	539
*	BioScrip Inc.	82,414	535
*	Sequenom Inc.	69,641	526
*	IPC The Hospitalist Co. Inc.	11,314	524
*	HeartWare International Inc.	7,046	522
*	Ironwood
	Pharmaceuticals Inc.	32,981	518
*	Conceptus Inc.	43,147	504
*	NPS Pharmaceuticals Inc.	53,253	503
*	AVI BioPharma Inc.	349,426	500
*	Emdeon Inc. Class A	37,079	486
*	AVEO Pharmaceuticals Inc.	23,500	484
*,^	Biolase Technology Inc.	92,482	475
	Atrion Corp.	2,390	473
*	Continucare Corp.	76,044	470
*	Almost Family Inc.	16,839	461
*	Endologix Inc.	48,751	453
*	Arena Pharmaceuticals Inc.	328,509	447
*,^	Cerus Corp.	148,739	446
*	Columbia Laboratories Inc.	143,433	443
*,^	CytoriTherapeutics Inc.	86,525	414
*	Team Health Holdings Inc.	18,219	410
*,^	MannKind Corp.	107,660	409
	Universal American Corp.	35,784	392
*	Array Biopharma Inc.	173,338	388

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	PharMerica Corp.	30,294	387
*	Quidel Corp.	24,257	368
*	Ardea Biosciences Inc.	14,330	365
*	Kensey Nash Corp.	14,396	363
*	Codexis Inc.	36,862	355
*	Rigel Pharmaceuticals Inc.	37,941	348
*	Five Star Quality Care Inc.	59,762	347
*	Spectrum
	Pharmaceuticals Inc.	37,472	347
*	Sunrise Senior Living Inc.	36,188	345
*	Exactech Inc.	19,095	344
*	Cross Country
	Healthcare Inc.	44,474	338
*	Allied Healthcare
	International Inc.	135,338	337
*	CryoLife Inc.	59,839	335
*	Acadia Pharmaceuticals Inc.	204,934	334
*	Targacept Inc.	15,590	328
*	Optimer
	Pharmaceuticals Inc.	27,473	327
*,^	Aastrom Biosciences Inc.	116,043	319
*	Select Medical
	Holdings Corp.	35,433	314
*	Anika Therapeutics Inc.	43,826	312
*	BioCryst
	Pharmaceuticals Inc.	81,376	311
*	Adolor Corp.	155,361	309
*	Albany Molecular
	Research Inc.	63,829	307
*	Symmetry Medical Inc.	33,832	303
*	Cutera Inc.	35,124	300
*	Agenus Inc.	375,480	293
*	eResearchTechnology Inc.	45,959	293
*	Omnicell Inc.	17,608	275
*	Immunomedics Inc.	66,795	272
*,^	Biotime Inc.	51,697	265
*	Oncothyreon Inc.	28,582	263
*,^	Cell Therapeutics Inc.	166,759	263
*	BioMimetic Therapeutics Inc.	50,806	260
*	SonoSite Inc.	7,375	259
*	Furiex Pharmaceuticals Inc.	14,386	256
*,^	KV Pharmaceutical Co.
	Class A	91,214	248
*,^	Delcath Systems Inc.	47,873	247
*	LHC Group Inc.	10,392	240
*	Cynosure Inc. Class A	19,672	238
	National Healthcare Corp.	4,694	233
*	Cytokinetics Inc.	183,998	230
*	Anadys Pharmaceuticals Inc.	220,336	223
*	Pharmacyclics Inc.	21,210	221
*	Alliance HealthCare
	Services Inc.	58,235	221
*	Corcept Therapeutics Inc.	53,245	212
*	Medcath Corp.	15,512	211
*	Merge Healthcare Inc.	39,836	207
*	Exact Sciences Corp.	23,837	205

			Market
			Value
		Shares	($000)
*	AtriCure Inc.	15,869	205
*	Triple-S Management Corp.
	Class B	9,365	204
*	ZIOPHARM Oncology Inc.	32,262	197
*	SIGA Technologies Inc.	20,268	197
*	XenoPort Inc.	26,736	190
*	Medidata Solutions Inc.	7,882	188
*	Neurocrine Biosciences Inc.	23,366	188
*	Cambrex Corp.	40,478	187
	US Physical Therapy Inc.	7,446	184
*	GTx Inc.	38,373	184
*	Durect Corp.	87,905	178
*	Nabi Biopharmaceuticals	32,813	177
*	Harvard Bioscience Inc.	32,527	173
*	BioClinica Inc.	34,347	171
*	Dyax Corp.	85,882	170
*	Ligand Pharmaceuticals Inc.
	Class B	13,873	166
*	IRIS International Inc.	15,773	158
*	Insmed Inc.	12,761	153
*	SurModics Inc.	13,774	153
*	Anthera Pharmaceuticals Inc.	18,479	151
*,^	BSD Medical Corp.	36,907	151
*	Palomar Medical
	Technologies Inc.	13,361	151
*	Dynavax Technologies Corp.	54,785	151
*	Alexza Pharmaceuticals Inc.	82,614	150
*,^	Biodel Inc.	80,236	150
*	Complete Genomics Inc.	9,800	150
	Ensign Group Inc.	4,885	148
*	Icad Inc.	140,536	148
*	Medical Action
	Industries Inc.	17,304	141
*	Protalix BioTherapeutics Inc.	22,105	138
*	Hooper Holmes Inc.	140,545	131
*	Sun Healthcare Group Inc.	16,003	128
*	Progenics
	Pharmaceuticals Inc.	17,520	126
*	Celldex Therapeutics Inc.	34,263	122
*	Orexigen Therapeutics Inc.	75,463	120
	Pain Therapeutics Inc.	30,145	117
*	SuperGen Inc.	38,565	115
*	Rural/Metro Corp.	6,495	112
*	ExamWorks Group Inc.	4,240	108
*	Mediware Information
	Systems	9,696	107
*	PDI Inc.	14,034	100
*	Hansen Medical Inc.	28,215	96
*	LCA-Vision Inc.	19,598	94
*	Novavax Inc.	45,248	91
*	Metropolitan Health
	Networks Inc.	18,811	90
*	Spectranetics Corp.	14,389	90
*	Sangamo Biosciences Inc.	14,949	88
*	Kendle International Inc.	5,812	88
*	Pozen Inc.	19,738	83

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Metabolix Inc.	11,502	82
*	Sciclone Pharmaceuticals Inc.	13,379	81
*	Digirad Corp.	29,423	80
*	Rochester Medical Corp.	8,804	80
*	Myrexis Inc.	21,693	78
*	Neoprobe Corp.	23,100	77
*	ISTA Pharmaceuticals Inc.	10,024	77
*	CardioNet Inc.	13,983	74
*	Vascular Solutions Inc.	5,792	72
*	CytRx Corp.	92,391	67
*	Bovie Medical Corp.	25,071	66
	Maxygen Inc.	11,920	65
*	Arrowhead Research Corp.	131,075	64
*	PROLOR Biotech Inc.	12,986	64
*	Enzo Biochem Inc.	14,966	64
*	Alimera Sciences Inc.	7,516	61
*	Staar Surgical Co.	11,459	61
*	Apricus Biosciences Inc.	12,381	59
*	AspenBio Pharma Inc.	90,830	59
*	Providence Service Corp.	4,627	59
*	Keryx Biopharmaceuticals Inc.	12,315	58
*	Osiris Therapeutics Inc.	7,222	56
*	RTI Biologics Inc.	20,497	56
*	Hi-Tech Pharmacal Co. Inc.	1,879	54
*	MAP Pharmaceuticals Inc.	3,043	49
	Psychemedics Corp.	4,661	44
*	Infinity Pharmaceuticals Inc.	5,335	44
*	Zalicus Inc.	17,826	42
*	Unilife Corp.	8,089	42
*	American Caresource
	Holdings Inc.	29,867	41
*	RadNet Inc.	8,952	39
*	Discovery Laboratories Inc.	17,399	39
*	Synovis Life
	Technologies Inc.	2,184	38
*	Transcend Services Inc.	1,266	37
*	Vical Inc.	8,370	34
*	Hemispherx Biopharma Inc.	85,879	34
*	Theragenics Corp.	18,481	33
	Medtox Scientific Inc.	1,858	32
*	Santarus Inc.	9,544	32
*	Vanda Pharmaceuticals Inc.	4,408	31
*	Stereotaxis Inc.	8,643	30
*	Skilled Healthcare Group Inc.	3,154	30
*	Clinical Data Inc.
	Contingent Value Rights
	Exp. 04/14/2018	29,879	28
*	ThermoGenesis Corp.	14,114	28
*	GenVec Inc.	8,765	28
*	DynaVox Inc. Class A	3,582	27
*,^	Cel-Sci Corp.	51,767	26
*	ARCA Biopharma Inc.	16,054	26
*	Chindex International Inc.	1,887	26
*	Idera Pharmaceuticals Inc.	10,479	23
*	MELA Sciences Inc.	9,482	22
*	Achillion Pharmaceuticals Inc.	2,900	22

			Market
			Value
		Shares	($000)
*	Repligen Corp.	5,756	21
*	Peregrine
	Pharmaceuticals Inc.	9,884	18
*	Orchid Cellmark Inc.	6,435	18
*	Telik Inc.	21,985	17
*	ADVENTRX
	Pharmaceuticals Inc.	5,620	17
*	Obagi Medical Products Inc.	1,637	15
*	Amicus Therapeutics Inc.	2,502	15
*	Cardica Inc.	4,675	13
*	Acura Pharmaceuticals Inc.	3,165	12
*	EnteroMedics Inc.	4,462	12
	Young Innovations Inc.	421	12
*	IVAX Diagnostics Inc.	11,606	11
*	StemCells Inc.	18,917	10
*	CombiMatrix Corp.	2,351	9
*	Anacor Pharmaceuticals Inc.	1,200	8
*	Strategic Diagnostics Inc.	3,761	8
*	Lannett Co. Inc.	1,384	7
*	Entremed Inc.	2,162	5
*	XOMA Ltd.	2,060	5
*	Capstone Therapeutics Corp.	15,292	4
*	Cornerstone Therapeutics Inc.	400	4
*	Arcadia Resources Inc.	38,500	3
*	Heska Corp.	291	3
*	RXi Pharmaceuticals Corp.	1,714	2
	Daxor Corp.	161	2
*	Inhibitex Inc.	346	1
*	Cardiovascular Systems Inc.	89	1
*	Dusa Pharmaceuticals Inc.	180	1
*	OncoGenex
	Pharmaceutical Inc.	64	1
*	MedQuist Holdings Inc.	84	1
*	Synta Pharmaceuticals Corp.	180	1
*	Synergetics USA Inc.	146	1
*	Solta Medical Inc.	287	1
*	Biospecifics
	Technologies Corp.	33	1
*	EpiCept Corp.	1,326	1
	Utah Medical Products Inc.	24	1
*	Somaxon Pharmaceuticals Inc.	279	1
*	Omeros Corp.	143	1
	National Research Corp.	15	1
*	Transcept Pharmaceuticals Inc.	40	—
*	Cumberland
	Pharmaceuticals Inc.	75	—
*	ProPhase Labs Inc.	465	—
*	Inovio Pharmaceuticals Inc.	648	—
*	TranS1 Inc.	84	—
*	Vision-Sciences Inc.	140	—
*	Repros Therapeutics Inc.	66	—
*	Celsion Corp.	91	—
*	Sharps Compliance Corp.	72	—
*	Sucampo Pharmaceuticals Inc.
	Class A	58	—
*	Nanosphere Inc.	116	—

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	PURE Bioscience Inc.	236	—
*	Retractable Technologies Inc. 71		—
*	Bionovo Inc.	138	—
*	Poniard Pharmaceuticals Inc.	268	—
			1,990,467
Industrials (11.6%)
	General Electric Co.	12,101,116	228,227
	United Technologies Corp.	997,378	88,278
	Caterpillar Inc.	728,020	77,505
	3M Co.	770,701	73,101
	United Parcel Service Inc.
	Class B	837,456	61,076
	Boeing Co.	797,235	58,940
	Union Pacific Corp.	559,562	58,418
	Honeywell International Inc.	848,953	50,589
	Emerson Electric Co.	859,498	48,347
	Deere & Co.	479,856	39,564
	Danaher Corp.	638,569	33,838
	CSX Corp.	1,266,315	33,203
	FedEx Corp.	341,121	32,355
	Norfolk Southern Corp.	405,849	30,410
	Illinois Tool Works Inc.	511,245	28,880
	Lockheed Martin Corp.	338,995	27,448
	Precision Castparts Corp.	163,533	26,926
	General Dynamics Corp.	361,034	26,904
	TycoInternational Ltd.	539,940	26,689
	Cummins Inc.	214,272	22,175
	Northrop Grumman Corp.	315,483	21,879
	Raytheon Co.	410,002	20,439
	Waste Management Inc.	514,813	19,187
	PACCAR Inc.	374,706	19,144
	Eaton Corp.	364,470	18,752
	Ingersoll-Rand plc	375,691	17,060
	Parker Hannifin Corp.	184,511	16,558
	CHRobinson
	Worldwide Inc.	189,274	14,922
	Dover Corp.	212,648	14,418
	Rockwell Automation Inc.	162,249	14,077
	Goodrich Corp.	143,182	13,674
	Stanley Black & Decker Inc.	181,101	13,048
	Fluor Corp.	201,238	13,012
	Expeditors International
	of Washington Inc.	241,829	12,379
	ITT Corp.	198,895	11,721
	Fastenal Co.	319,298	11,492
	Joy Global Inc.	119,233	11,356
	L-3 Communications
	Holdings Inc.	129,081	11,288
	Cooper Industries plc	187,438	11,184
	Rockwell Collins Inc.	176,816	10,908
	Republic Services Inc.
	Class A	350,203	10,804
	WW Grainger Inc.	67,316	10,343
	Southwest Airlines Co.	902,148	10,303
	Roper Industries Inc.	108,724	9,057
*	Delta Air Lines Inc.	951,489	8,725

			Market
			Value
		Shares	($000)
*	United Continental
	Holdings Inc.	374,449	8,474
*	Stericycle Inc.	92,479	8,242
	AMETEK Inc.	183,234	8,227
	Bucyrus International Inc.
	Class A	87,775	8,045
	Textron Inc.	314,660	7,429
	Pall Corp.	131,683	7,405
	Iron Mountain Inc.	205,378	7,001
	Flowserve Corp.	63,601	6,989
*	Kansas City Southern	117,053	6,945
	KBRInc.	172,386	6,497
*	Jacobs Engineering
	Group Inc.	144,086	6,232
	Pitney Bowes Inc.	232,275	5,340
*	AGCO Corp.	107,660	5,314
*	WABCO Holdings Inc.	75,867	5,239
	JB Hunt Transport
	Services Inc.	110,656	5,211
	Donaldson Co. Inc.	83,241	5,051
*	Owens Corning	135,143	5,048
	Manpower Inc.	93,356	5,009
	Gardner Denver Inc.	59,565	5,006
	Masco Corp.	410,189	4,935
	Cintas Corp.	149,114	4,925
*	TransDigm Group Inc.	53,765	4,903
*	Hertz Global Holdings Inc.	307,403	4,882
*	Quanta Services Inc.	240,672	4,862
	EquifaxInc.	139,884	4,857
*	Verisk Analytics Inc.
	Class A	138,676	4,801
	Timken Co.	94,884	4,782
	SPXCorp.	57,699	4,769
*	BE Aerospace Inc.	116,595	4,758
	RR Donnelley & Sons Co.	235,394	4,616
	Pentair Inc.	112,230	4,530
	Avery Dennison Corp.	115,712	4,470
*	Navistar International Corp.	78,119	4,411
*	Foster Wheeler AG	142,415	4,327
	IDEX Corp.	94,046	4,312
	Dun & Bradstreet Corp.	56,717	4,284
	Robert Half
	International Inc.	158,489	4,284
*	URS Corp.	91,899	4,112
	Towers Watson & Co.
	Class A	62,079	4,079
*	IHS Inc. Class A	47,726	3,981
	Hubbell Inc. Class B	60,945	3,958
	Kennametal Inc.	93,673	3,954
	Snap-On Inc.	63,177	3,947
	Waste Connections Inc.	123,462	3,917
*	Sensata Technologies
	Holding NV	99,459	3,745
	Nordson Corp.	66,098	3,625
	Wabtec Corp.	54,714	3,596
*	Terex Corp.	124,399	3,539

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Babcock & Wilcox Co.	126,428	3,503
	MSC Industrial Direct Co.
	Class A	52,455	3,478
	Graco Inc.	68,524	3,471
	Carlisle Cos. Inc.	69,619	3,427
*	Aecom Technology Corp.	121,816	3,330
	RyderSystem Inc.	58,409	3,321
	Lincoln Electric Holdings Inc.	91,238	3,271
*	Nielsen Holdings NV	102,147	3,183
	Trinity Industries Inc.	90,912	3,171
*	Copart Inc.	67,943	3,166
*	Kirby Corp.	55,088	3,122
*	Thomas & Betts Corp.	56,596	3,048
	Harsco Corp.	91,954	2,998
*	Oshkosh Corp.	103,485	2,995
	Regal-Beloit Corp.	44,071	2,943
*	Shaw Group Inc.	96,972	2,930
*	Alaska Air Group Inc.	40,926	2,802
*	Clean Harbors Inc.	27,046	2,793
	Acuity Brands Inc.	49,255	2,747
	Alliant Techsystems Inc.	38,114	2,719
*	Corrections Corp.
	of America	124,479	2,695
*	Spirit Aerosystems
	Holdings Inc. Class A	122,449	2,694
*	GrafTech International Ltd.	132,683	2,690
*	WESCO International Inc.	49,117	2,657
*	Polypore International Inc.	39,049	2,649
*	Esterline Technologies Corp.	34,645	2,647
*	Genesee & Wyoming Inc.
	Class A	45,007	2,639
	Crane Co.	53,358	2,636
	CLARCOR Inc.	54,637	2,583
	Landstar System Inc.	54,558	2,536
*	General Cable Corp.	59,521	2,534
	Covanta Holding Corp.	153,027	2,523
	Valmont Industries Inc.	25,594	2,467
	Robbins & Myers Inc.	46,577	2,462
	Con-way Inc.	62,771	2,436
*	Hexcel Corp.	111,221	2,435
*	Dollar Thrifty Automotive
	Group Inc.	32,828	2,421
	Manitowoc Co. Inc.	142,222	2,395
	Woodward Inc.	66,677	2,324
	UTi Worldwide Inc.	116,115	2,286
	Alexander & Baldwin Inc.	47,142	2,270
	Lennox International Inc.	52,086	2,243
*	EMCOR Group Inc.	76,031	2,228
	Triumph Group Inc.	22,279	2,219
	Toro Co.	36,219	2,191
	Actuant Corp. Class A	77,651	2,083
*	AMR Corp.	381,467	2,060
*	Avis Budget Group Inc.	117,773	2,013
*	FTI Consulting Inc.	52,950	2,009
*	Teledyne Technologies Inc.	39,137	1,971
	Watsco Inc.	28,816	1,959

			Market
			Value
		Shares	($000)
*	EnerSys	56,689	1,951
*	Moog Inc. Class A	44,606	1,941
*	Middleby Corp.	20,069	1,887
	Belden Inc.	53,768	1,874
	AO Smith Corp.	43,512	1,841
*	Huntington Ingalls
	Industries Inc.	52,550	1,813
	Brady Corp. Class A	56,337	1,806
*	Old Dominion Freight
	Line Inc.	48,152	1,796
*	Chart Industries Inc.	33,168	1,790
	GATXCorp.	47,939	1,780
	United Stationers Inc.	50,188	1,778
*	United Rentals Inc.	69,597	1,768
*	Atlas Air Worldwide
	Holdings Inc.	29,478	1,754
*	JetBlue Airways Corp.	284,455	1,735
*	Acacia Research–
	Acacia Technologies	47,099	1,728
	Corporate Executive
	Board Co.	38,942	1,700
	Herman Miller Inc.	62,344	1,697
*	Geo Group Inc.	73,392	1,690
*	CoStar Group Inc.	28,146	1,669
*	US Airways Group Inc.	184,673	1,645
*	Meritor Inc.	102,008	1,636
	Mueller Industries Inc.	42,896	1,626
	Curtiss-Wright Corp.	49,936	1,616
*	Tetra Tech Inc.	71,474	1,608
	Brink’s Co.	53,205	1,587
*	HUB Group Inc. Class A	42,101	1,586
*	II-VI Inc.	60,696	1,554
	Applied Industrial
	Technologies Inc.	43,596	1,552
*	MasTec Inc.	75,897	1,497
	Mine Safety Appliances Co.	39,437	1,473
	Briggs & Stratton Corp.	74,092	1,471
	HEICO Corp. Class A	36,616	1,456
	Deluxe Corp.	58,335	1,441
	Franklin Electric Co. Inc.	30,084	1,412
	Kaydon Corp.	37,749	1,409
	Knoll Inc.	69,960	1,404
	Barnes Group Inc.	56,505	1,402
*	Advisory Board Co.	23,847	1,380
	Simpson Manufacturing
	Co. Inc.	46,124	1,378
	Interface Inc. Class A	70,920	1,374
	Rollins Inc.	67,102	1,368
	AAR Corp.	50,450	1,367
	ABM Industries Inc.	57,174	1,334
	Macquarie Infrastructure Co.
	LLC	48,019	1,325
	HNI Corp.	51,447	1,292
	Healthcare Services
	Group Inc.	78,749	1,280
	Werner Enterprises Inc.	49,848	1,249

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	ESCO Technologies Inc.	33,472	1,232
	Knight Transportation Inc.	72,153	1,226
	Aircastle Ltd.	95,358	1,213
*	Swift Transportation Co.	88,353	1,197
*	USG Corp.	83,253	1,194
	Watts Water
	Technologies Inc. Class A	33,249	1,177
*	Korn/Ferry International	52,303	1,150
	Albany International Corp.	43,178	1,139
	Raven Industries Inc.	19,772	1,102
*	Orbital Sciences Corp.	65,021	1,096
*	Beacon Roofing Supply Inc.	47,822	1,091
	Granite Construction Inc.	43,962	1,078
*	Astec Industries Inc.	29,145	1,078
*	Blount International Inc.	61,476	1,074
	CIRCOR International Inc.	24,793	1,062
	Armstrong World
	Industries Inc.	23,266	1,060
*	Ceradyne Inc.	27,033	1,054
	Insperity Inc.	35,112	1,040
*	Altra Holdings Inc.	43,095	1,034
*	Colfax Corp.	41,450	1,028
	Skywest Inc.	67,210	1,012
*	Mobile Mini Inc.	47,534	1,007
*	3D Systems Corp.	50,294	991
	Heartland Express Inc.	59,803	990
	Forward Air Corp.	29,148	985
	American Science &
	Engineering Inc.	12,299	984
*	Dycom Industries Inc.	60,131	983
	AZZ Inc.	21,151	969
*	SYKES Enterprises Inc.	44,920	967
	Kaman Corp.	26,905	954
*	Consolidated Graphics Inc.	17,344	953
*	DigitalGlobe Inc.	37,476	952
*	GeoEye Inc.	24,654	922
	Cubic Corp.	17,638	899
*	Insituform Technologies Inc.
	Class A	42,491	891
	Steelcase Inc. Class A	74,099	844
	Badger Meter Inc.	22,597	836
	Ennis Inc.	47,039	818
	Arkansas Best Corp.	34,473	818
	Mueller Water Products Inc.
	Class A	202,366	805
	Lindsay Corp.	11,614	799
	G&K Services Inc. Class A	23,551	797
	AAON Inc.	36,441	796
*	Layne Christensen Co.	26,210	795
*	ACCO Brands Corp.	99,729	783
	Cascade Corp.	16,400	780
*	Allegiant Travel Co. Class A	15,633	774
	Titan International Inc.	31,251	758
*	Amerco Inc.	7,872	757
*	EnPro Industries Inc.	15,695	754
*	CBIZ Inc.	94,845	698

			Market
			Value
		Shares	($000)
	Comfort Systems USA Inc.	65,588	696
	Unifirst Corp.	12,172	684
	Seaboard Corp.	280	677
*	Greenbrier Cos. Inc.	33,965	671
*	RSC Holdings Inc.	56,071	671
*	Sauer-Danfoss Inc.	13,232	667
	Ameron International Corp.	10,124	665
	DynamicMaterials Corp.	29,581	663
*	Interline Brands Inc.	35,850	659
	TALInternational Group Inc.	19,070	659
*	American Railcar
	Industries Inc.	27,852	653
*	RBC Bearings Inc.	17,196	649
	Marten Transport Ltd.	30,019	648
*	Huron Consulting Group Inc.	20,624	623
*	Celadon Group Inc.	43,363	605
*	Air Transport Services
	Group Inc.	88,026	603
*	Powell Industries Inc.	16,348	597
*	GenCorp Inc.	92,083	591
*	On Assignment Inc.	59,735	587
*,^	American Superconductor
	Corp.	64,770	586
	US Ecology Inc.	33,770	577
*	KAR Auction Services Inc.	30,432	575
*	NN Inc.	38,108	570
*	American Reprographics Co.	80,032	566
*	Rush Enterprises Inc.
	Class A	29,508	562
*	Exponent Inc.	12,781	556
	Quanex Building
	Products Corp.	33,468	549
*	H&E Equipment
	Services Inc.	38,973	545
	Resources Connection Inc.	43,717	526
	Gorman-Rupp Co.	15,966	526
	Ampco-Pittsburgh Corp.	22,373	525
*	Active Power Inc.	213,720	524
	Standex International Corp.	17,067	523
	Apogee Enterprises Inc.	40,528	519
*	Navigant Consulting Inc.	49,330	517
	Alamo Group Inc.	21,782	516
	Tennant Co.	12,922	516
	Houston Wire & Cable Co.	33,104	515
*	Generac Holdings Inc.	26,308	510
*	Aerovironment Inc.	14,360	508
*	APAC Customer
	Services Inc.	94,033	501
*	Cenveo Inc.	77,972	499
	Intersections Inc.	27,372	498
	EnergySolutions Inc.	100,730	498
	CDI Corp.	37,376	497
*	Franklin Covey Co.	50,722	491
*	Griffon Corp.	47,956	483
*	Commercial Vehicle
	Group Inc.	33,610	477

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Tutor Perini Corp.	24,622	472
	Tredegar Corp.	25,296	464
	Barrett Business
	Services Inc.	31,997	458
*	TrueBlue Inc.	31,272	453
*	Wabash National Corp.	47,925	449
	NACCO Industries Inc.
	Class A	4,621	447
*	Trex Co. Inc.	18,041	442
	Universal Forest
	Products Inc.	18,253	437
	Miller Industries Inc.	23,241	434
	Aceto Corp.	64,070	430
	Sun Hydraulics Corp.	8,954	428
	Ducommun Inc.	20,691	426
	McGrath Rentcorp	14,826	416
*	Furmanite Corp.	48,522	385
*	Michael Baker Corp.	17,846	377
*,^	EnerNOC Inc.	23,744	374
	National Presto
	Industries Inc.	3,598	365
*	Dolan Co.	42,852	363
*	CRA International Inc.	13,317	361
*	GP Strategies Corp.	26,031	356
*	ICF International Inc.	13,846	351
*	Kforce Inc.	26,474	346
*	M&F Worldwide Corp.	13,196	341
	Heidrick & Struggles
	International Inc.	15,055	341
	Graham Corp.	16,673	340
	Federal Signal Corp.	51,042	335
*	Capstone Turbine Corp.	217,632	333
*,^	Higher One Holdings Inc.	17,463	330
*	A123 Systems Inc.	61,263	326
*	Northwest Pipe Co.	12,259	319
	Encore Wire Corp.	13,072	317
*	SFN Group Inc.	34,826	317
	American Woodmark Corp.	18,171	315
*	Park-Ohio Holdings Corp.	14,762	312
*	Lydall Inc.	26,021	311
*	Kadant Inc.	9,789	308
*	Trimas Corp.	12,444	308
*	Kelly Services Inc. Class A	18,282	302
	John Bean Technologies Corp.	15,538	300
*	Flow International Corp.	83,763	298
*	Casella Waste Systems Inc.
	Class A	48,674	297
	International
	Shipholding Corp.	13,646	290
	Hardinge Inc.	26,370	288
*	Quality Distribution Inc.	22,014	287
*	Hawaiian Holdings Inc.	49,623	283
*	United Capital Corp.	9,424	282
*	Genco Shipping &
	Trading Ltd.	37,082	279
*	Columbus McKinnon Corp.	15,502	278

			Market
			Value
		Shares	($000)
*	Pacer International Inc.	56,957	269
	LBFoster Co. Class A	7,994	263
*	Kratos Defense & Security
	Solutions Inc.	21,424	261
*	DXP Enterprises Inc.	10,115	256
*	Force Protection Inc.	50,643	251
*	Covenant Transportation
	Group Inc. Class A	31,968	248
*	Builders FirstSource Inc.	112,965	243
*	Broadwind Energy Inc.	167,329	243
	Multi-Color Corp.	9,584	237
*	Accuride Corp.	18,616	235
	Viad Corp.	10,490	234
	Great Lakes Dredge &
	Dock Corp.	41,603	232
*	Astronics Corp.	7,535	232
*	Gibraltar Industries Inc.	20,075	227
*	MYR Group Inc.	9,616	225
*	Team Inc.	8,998	217
	Vicor Corp.	12,965	210
*	Republic Airways
	Holdings Inc.	38,121	208
*	Titan Machinery Inc.	7,099	204
*	Taser International Inc.	44,260	201
*	PAM Transportation
	Services Inc.	19,594	193
*	Orion Marine Group Inc.	20,535	193
*	PowerSecure
	International Inc.	26,134	189
	Courier Corp.	17,041	188
	LSI Industries Inc.	23,349	185
	Insteel Industries Inc.	14,324	180
*	FuelCell Energy Inc.	136,541	179
*	Hudson Highland Group Inc.	30,074	161
	Lawson Products Inc.	7,689	151
*	School Specialty Inc.	10,487	151
*	Global Power Equipment
	Group Inc.	5,680	151
*	Fuel Tech Inc.	22,373	148
*	RailAmerica Inc.	9,783	147
	Kimball International Inc.
	Class B	22,815	147
*	Hurco Cos. Inc.	4,445	143
	HEICO Corp.	2,535	139
*	Metalico Inc.	23,416	138
*	Pinnacle Airlines Corp.	29,941	136
	Met-Pro Corp.	11,280	128
*	Odyssey Marine
	Exploration Inc.	40,732	128
*,^	BlueLinx Holdings Inc.	54,330	126
*	Eagle Bulk Shipping Inc.	50,492	125
*	Pike Electric Corp.	13,897	123
*	LMI Aerospace Inc.	4,926	120
	LS Starrett Co. Class A	11,075	114
*	Ceco Environmental Corp.	16,790	113
	Preformed Line Products Co.	1,518	108

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Saia Inc.	6,233	106
*	Sterling Construction Co. Inc.	7,217	99
*	Frozen Food Express
	Industries	27,702	99
*	Magnetek Inc.	52,794	96
*	Innovative Solutions &
	Support Inc.	17,518	96
*	FreightCar America Inc.	3,730	95
*	InnerWorkings Inc.	11,298	94
*	Energy Recovery Inc.	27,812	91
*	NCI Building Systems Inc.	7,783	89
*	CAI International Inc.	4,266	88
*	AT Cross Co. Class A	7,673	87
*	Willis Lease Finance Corp.	6,194	83
*	Heritage-Crystal Clean Inc.	4,202	81
*	Standard Parking Corp.	4,938	79
	Eastern Co.	4,797	77
*	Innovaro Inc.	35,674	76
*	Coleman Cable Inc.	5,100	75
*	Ener1 Inc.	67,891	75
*	Altair Nanotechnologies Inc.	81,682	71
*	Satcon Technology Corp.	29,171	70
	Primoris Services Corp.	5,335	69
*	Ameresco Inc. Class A	4,800	68
*	Tecumseh Products Co.
	Class A	6,671	68
*	Keyw Holding Corp.	5,400	67
	Schawk Inc. Class A	4,014	66
*	UQM Technologies Inc.	29,271	66
*	WCA Waste Corp.	11,241	65
*	TRC Cos. Inc.	10,156	63
*	PMFG Inc.	3,188	63
*,^	Valence Technology Inc.	47,866	57
*	TBS International plc
	Class A	28,797	53
*	Arotech Corp.	23,576	51
*	Sypris Solutions Inc.	12,458	51
*	Argan Inc.	4,911	50
^	Horizon Lines Inc. Class A	39,908	48
*	Hill International Inc.	7,987	46
*	Ultralife Corp.	9,678	45
	SeaCube Container
	Leasing Ltd.	2,600	45
*	USA Truck Inc.	3,758	42
*	Innotrac Corp.	28,467	42
*,^	Ascent Solar
	Technologies Inc.	30,091	29
	Superior Uniform Group Inc.	2,385	28
*	Ocean Power
	Technologies Inc.	7,673	28
*	Perma-Fix Environmental
	Services	19,051	27
	TwinDisc Inc.	662	26
*,^	Westinghouse Solar Inc.	17,295	25
	US Home Systems Inc.	4,921	25
*	Plug Power Inc.	11,027	25

			Market
			Value
		Shares	($000)
*	Mistras Group Inc.	1,389	23
*,^	Hoku Corp.	13,616	22
*	Applied Energetics Inc.	66,426	22
*,^	YRC Worldwide Inc.	18,767	21
*	Integrated Electrical
	Services Inc.	6,100	19
	Standard Register Co.	5,754	18
*	Orion Energy Systems Inc.	4,439	17
*,^	Beacon Power Corp.	12,270	15
	Virco Manufacturing	5,176	15
*	BlueLinx Holdings Inc.
	Rights Exp. 07/22/2011	54,330	9
*	Omega Flex Inc.	626	9
*	Rush Enterprises Inc.
	Class B	455	7
*	Sparton Corp.	700	7
*	Key Technology Inc.	359	6
*	Universal Truckload
	Services Inc.	104	2
*	Xerium Technologies Inc.	89	2
*	Supreme Industries Inc.
	Class A	435	2
	Douglas Dynamics Inc.	87	1
*	Roadrunner Transportation
	Systems Inc.	89	1
*	Patriot Transportation
	Holding Inc.	42	1
	VSE Corp.	31	1
	Baltic Trading Ltd.	124	1
*	SL Industries Inc.	28	1
*	Lime Energy Co.	96	1
*	PGT Inc.	159	—
			1,984,539
Information Technology (17.9%)
*	Apple Inc.	1,049,917	352,426
	International Business
	Machines Corp.	1,389,842	238,427
	Microsoft Corp.	8,618,101	224,071
	Oracle Corp.	4,606,314	151,594
*	Google Inc. Class A	285,905	144,777
	Intel Corp.	6,254,347	138,596
	Qualcomm Inc.	1,873,296	106,384
	Cisco Systems Inc.	6,299,897	98,341
	Hewlett-Packard Co.	2,478,264	90,209
*	EMC Corp.	2,357,507	64,949
	Visa Inc. Class A	563,768	47,503
	Accenture plc Class A	730,146	44,115
	Texas Instruments Inc.	1,335,790	43,854
*	eBay Inc.	1,331,752	42,976
	Mastercard Inc. Class A	126,836	38,221
*	Dell Inc.	1,979,827	33,004
	Corning Inc.	1,784,386	32,387
	Automatic Data
	Processing Inc.	565,800	29,806
*	Cognizant Technology
	Solutions Corp. Class A	346,760	25,431

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	NetApp Inc.	411,905	21,740
*	Yahoo! Inc.	1,417,656	21,322
*	Salesforce.com Inc.	142,304	21,200
	Applied Materials Inc.	1,503,642	19,562
*	Juniper Networks Inc.	609,677	19,205
	TE Connectivity Ltd.	507,712	18,664
	Broadcom Corp. Class A	552,397	18,583
*	Adobe Systems Inc.	576,778	18,140
*	Intuit Inc.	336,369	17,444
*	Symantec Corp.	869,879	17,154
*	Citrix Systems Inc.	213,828	17,106
	Altera Corp.	364,709	16,904
	Xerox Corp.	1,594,922	16,603
*	Motorola Solutions Inc.	345,440	15,904
	Western Union Co.	737,091	14,764
	Analog Devices Inc.	341,481	13,366
*	Teradata Corp.	190,975	11,497
	Paychex Inc.	371,026	11,398
*	SanDisk Corp.	269,817	11,197
*	BMC Software Inc.	203,622	11,138
	Xilinx Inc.	297,609	10,854
	Amphenol Corp. Class A	200,584	10,830
	CAInc.	465,043	10,622
*	NVIDIA Corp.	662,152	10,551
*	Fiserv Inc.	166,556	10,431
*	F5 Networks Inc.	92,087	10,153
*	Red Hat Inc.	219,944	10,095
*	Autodesk Inc.	260,918	10,071
*	Western Digital Corp.	264,099	9,608
*	VMware Inc. Class A	94,422	9,464
*	Marvell Technology
	Group Ltd.	630,128	9,304
	Avago Technologies Ltd.	238,841	9,076
*	Electronic Arts Inc.	381,020	8,992
	Maxim Integrated
	Products Inc.	337,966	8,638
	Linear Technology Corp.	258,626	8,540
	Fidelity National Information
	Services Inc.	275,863	8,494
*,^	First Solar Inc.	63,659	8,420
	Seagate Technology plc	516,273	8,343
	Microchip Technology Inc.	214,813	8,144
	KLA-Tencor Corp.	190,642	7,717
*	Micron Technology Inc.	1,022,913	7,651
*	Atmel Corp.	522,318	7,349
*	Rovi Corp.	127,174	7,295
	Activision Blizzard Inc.	606,361	7,082
*	Informatica Corp.	120,369	7,033
*	Motorola Mobility
	Holdings Inc.	318,895	7,028
	National
	Semiconductor Corp.	274,902	6,765
*	Akamai Technologies Inc.	213,353	6,714
	Computer Sciences Corp.	176,793	6,711
	Harris Corp.	145,826	6,571
*	Riverbed Technology Inc.	163,379	6,468

			Market
			Value
		Shares	($000)
*	Polycom Inc.	99,947	6,427
*	Lam Research Corp.	140,827	6,236
	VeriSign Inc.	186,250	6,232
	FLIR Systems Inc.	180,754	6,093
*	Nuance
	Communications Inc.	274,056	5,884
*	ANSYS Inc.	104,616	5,719
*	SAIC Inc.	339,084	5,703
*	Flextronics
	International Ltd.	866,167	5,561
*	Avnet Inc.	174,035	5,548
*	Trimble Navigation Ltd.	139,245	5,520
*	TIBCO Software Inc.	189,155	5,489
*	Alliance Data Systems Corp.	58,341	5,488
*	Arrow Electronics Inc.	130,913	5,433
*	Equinix Inc.	52,679	5,322
*	ON Semiconductor Corp.	503,704	5,274
*	Varian Semiconductor
	Equipment Associates Inc.	85,692	5,265
	Factset Research
	Systems Inc.	50,214	5,138
*	Rackspace Hosting Inc.	117,850	5,037
*	LSI Corp.	702,125	4,999
*	Skyworks Solutions Inc.	211,416	4,858
	Solera Holdings Inc.	80,364	4,754
*	Advanced Micro
	Devices Inc.	663,828	4,640
	Global Payments Inc.	90,967	4,639
*	MICROS Systems Inc.	92,145	4,581
	Jabil Circuit Inc.	223,532	4,515
*	Acme Packet Inc.	63,763	4,472
*	VeriFone Systems Inc.	100,652	4,464
*	Synopsys Inc.	170,159	4,375
*	JDS Uniphase Corp.	255,587	4,258
*	Cree Inc.	124,721	4,189
	CypressSemiconductor
	Corp.	188,030	3,975
*	Gartner Inc.	98,529	3,970
*	Novellus Systems Inc.	102,790	3,715
*	Ariba Inc.	106,485	3,671
*	IAC/InterActiveCorp	95,999	3,664
	Total System Services Inc.	187,376	3,481
*	Brocade Communications
	Systems Inc.	537,250	3,471
*	NCR Corp.	182,499	3,447
	Broadridge Financial
	Solutions Inc.	142,823	3,438
*	Ingram Micro Inc.	178,742	3,242
*	Cadence Design
	Systems Inc.	306,005	3,231
	National Instruments Corp.	107,013	3,177
*	Parametric Technology
	Corp.	134,655	3,088
*	Teradyne Inc.	206,732	3,060
*	WebMD Health Corp.	64,893	2,958
	Molex Inc. Class A	133,041	2,858

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Fortinet Inc.	102,925	2,809
*	Netlogic Microsystems Inc.	69,431	2,806
	Jack Henry &
	Associates Inc.	93,348	2,801
*	QLIK Technologies Inc.	81,048	2,761
	ADTRAN Inc.	69,965	2,708
*	Zebra Technologies Corp.	63,586	2,681
*	Lexmark International Inc.
	Class A	89,676	2,624
*	Concur Technologies Inc.	52,060	2,607
	MercadoLibre Inc.	32,759	2,599
*	Tech Data Corp.	53,150	2,599
*	Vishay Intertechnology Inc.	172,017	2,587
*	Dolby Laboratories Inc.
	Class A	60,613	2,574
*	Aruba Networks Inc.	85,448	2,525
*	Compuware Corp.	249,310	2,433
*	AOL Inc.	121,878	2,421
*	Fairchild Semiconductor
	International Inc. Class A	144,060	2,407
*	IPG Photonics Corp.	32,242	2,344
*	VistaPrint NV	48,824	2,336
*	GT Solar International Inc.	142,764	2,313
*	SuccessFactors Inc.	77,937	2,291
*	Omnivision
	Technologies Inc.	64,952	2,261
*	Veeco Instruments Inc.	46,356	2,244
*	MEMC Electronic
	Materials Inc.	262,515	2,239
	DST Systems Inc.	42,247	2,231
*	International Rectifier Corp.	79,685	2,229
*	Itron Inc.	46,193	2,225
*	Cavium Inc.	51,019	2,224
	Diebold Inc.	71,318	2,212
*	NeuStar Inc. Class A	84,161	2,205
	Anixter International Inc.	33,147	2,166
*	Wright Express Corp.	41,377	2,155
	InterDigital Inc.	51,938	2,122
*	CommVault Systems Inc.	47,514	2,112
*	Monster Worldwide Inc.	141,557	2,075
*	CACI International Inc.
	Class A	32,851	2,072
	Lender Processing
	Services Inc.	97,883	2,047
	Plantronics Inc.	56,015	2,046
*	PMC–Sierra Inc.	265,028	2,006
*	Hittite Microwave Corp.	32,298	2,000
*	Microsemi Corp.	97,268	1,994
*	Semtech Corp.	72,625	1,986
*	Silicon Laboratories Inc.	48,078	1,984
*	Ciena Corp.	107,626	1,978
*	Viasat Inc.	45,279	1,959
*	RF Micro Devices Inc.	312,827	1,915
*	Convergys Corp.	140,053	1,910
*	QLogic Corp.	119,748	1,906
*	TriQuint Semiconductor Inc.	186,231	1,898

			Market
			Value
		Shares	($000)
*	Sapient Corp.	125,588	1,888
*	Progress Software Corp.	76,373	1,843
*	Netgear Inc.	41,747	1,825
	Intersil Corp. Class A	141,632	1,820
	Tellabs Inc.	390,316	1,799
*	CoreLogic Inc.	107,436	1,795
*	Aspen Technology Inc.	101,254	1,740
*	Taleo Corp. Class A	46,854	1,735
*	Blackboard Inc.	39,837	1,729
*	Quest Software Inc.	74,855	1,701
*	FEI Co.	44,312	1,692
*	Finisar Corp.	92,313	1,664
	MAXIMUSInc.	19,771	1,636
*	Rambus Inc.	111,037	1,630
*	Cymer Inc.	32,842	1,626
*	Plexus Corp.	45,949	1,599
*	Universal Display Corp.	45,571	1,599
*	Coherent Inc.	28,932	1,599
*	Lawson Software Inc.	140,861	1,580
	Cognex Corp.	44,422	1,574
*	SRA International Inc.
	Class A	50,646	1,566
*	ValueClick Inc.	93,027	1,544
*	Entegris Inc.	151,712	1,535
*	JDA Software Group Inc.	49,638	1,533
*	OpenTable Inc.	18,282	1,520
*	Arris Group Inc.	130,688	1,517
*	Ultimate Software
	Group Inc.	27,629	1,504
*	SolarWinds Inc.	57,507	1,503
	Littelfuse Inc.	25,578	1,502
*	MicroStrategy Inc. Class A	9,181	1,494
*	j2 Global
	Communications Inc.	52,462	1,481
	MKS Instruments Inc.	55,761	1,473
*	Digital River Inc.	44,369	1,427
*	Advent Software Inc.	50,131	1,412
*	EchoStar Corp. Class A	38,323	1,396
	Blackbaud Inc.	50,267	1,393
	SyntelInc.	23,566	1,393
*	Websense Inc.	53,619	1,392
*	SAVVIS Inc.	35,147	1,389
*	TiVo Inc.	133,957	1,378
*	Ancestry.com Inc.	33,237	1,376
*	Acxiom Corp.	104,759	1,373
	Fair Isaac Corp.	45,458	1,373
*	Mentor Graphics Corp.	105,709	1,354
*	Integrated Device
	Technology Inc.	171,627	1,349
*	ACI Worldwide Inc.	39,352	1,329
*	Cirrus Logic Inc.	81,188	1,291
	Power Integrations Inc.	33,432	1,285
	Pegasystems Inc.	27,571	1,283
*	Take-Two Interactive
	Software Inc.	82,656	1,263
*	Spansion Inc. Class A	63,715	1,228

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Unisys Corp.	47,731	1,227
*	Benchmark Electronics Inc.	74,270	1,225
*	Lattice Semiconductor Corp.	184,927	1,206
*	Cabot Microelectronics Corp.	25,931	1,205
*	Kulicke & Soffa
	Industries Inc.	107,718	1,200
*	BroadSoft Inc.	31,187	1,189
*	Manhattan Associates Inc.	34,299	1,181
*,^	RealD Inc.	50,278	1,176
	NIC Inc.	86,880	1,169
*	Tyler Technologies Inc.	43,368	1,161
*	Diodes Inc.	44,407	1,159
*	Amkor Technology Inc.	187,146	1,155
*	FARO Technologies Inc.	25,840	1,132
*	Bottomline Technologies Inc.	44,872	1,109
*	Insight Enterprises Inc.	62,346	1,104
*	Scansource Inc.	28,981	1,086
*	Rofin-Sinar Technologies Inc.	31,772	1,085
*	Blue Coat Systems Inc.	49,215	1,076
*	Ceva Inc.	34,816	1,061
*	Brooks Automation Inc.	97,236	1,056
*	L-1 Identity Solutions Inc.	89,437	1,051
	Mantech International Corp.
	Class A	23,285	1,034
*	Advanced Energy
	Industries Inc.	69,567	1,029
*	DG FastChannel Inc.	32,079	1,028
*	Constant Contact Inc.	40,463	1,027
*	Synaptics Inc.	39,621	1,020
*	DTS Inc.	24,513	994
*	Electro Scientific
	Industries Inc.	50,924	983
*	DealerTrack Holdings Inc.	42,353	972
*	Verigy Ltd.	64,342	963
*	ATMI Inc.	46,981	960
*	Euronet Worldwide Inc.	62,148	958
*	Dice Holdings Inc.	70,747	957
*	Applied Micro Circuits Corp.	107,498	952
*	TTM Technologies Inc.	58,865	943
*	Sanmina-SCI Corp.	91,257	943
*	CSG Systems
	International Inc.	50,576	935
	Earthlink Inc.	121,250	933
*	Tessera Technologies Inc.	54,370	932
*	Avid Technology Inc.	49,307	929
	Black Box Corp.	29,699	929
*	Sourcefire Inc.	31,152	926
*	Checkpoint Systems Inc.	50,963	911
*	Netscout Systems Inc.	43,570	910
*	LoopNet Inc.	49,148	903
*	Interactive Intelligence Inc.	25,143	881
*	Hypercom Corp.	89,516	880
*	Harmonic Inc.	120,181	869
*	Brightpoint Inc.	106,743	866
	Comtech
	Telecommunications Corp.	30,837	865

			Market
			Value
		Shares	($000)
*	Electronics for Imaging Inc.	50,143	863
*	Ebix Inc.	44,938	856
*,^	Power-One Inc.	103,989	842
*	NetSuite Inc.	21,420	840
	Forrester Research Inc.	24,820	818
	EPIQSystems Inc.	57,389	816
^	VirnetX Holding Corp.	27,201	787
*	FormFactor Inc.	85,692	776
*	Rogers Corp.	16,781	775
*	Liquidity Services Inc.	32,421	765
*	SYNNEX Corp.	24,126	765
*	Emulex Corp.	88,314	760
*	TeleTech Holdings Inc.	35,594	750
*	RealPage Inc.	28,293	749
*	Ciber Inc.	134,279	745
*	Accelrys Inc.	104,255	741
	Methode Electronics Inc.	63,224	734
*	Sonus Networks Inc.	226,395	734
*	Infospace Inc.	79,782	728
*	Loral Space &
	Communications Inc.	10,267	713
*	Tekelec	77,253	705
*	Radiant Systems Inc.	33,692	704
*	Agilysys Inc.	84,072	701
	MTS Systems Corp.	16,670	697
	Daktronics Inc.	63,930	690
	Cohu Inc.	52,614	690
*	Anaren Inc.	32,187	684
*	Intermec Inc.	61,472	679
	Keynote Systems Inc.	31,180	674
	Heartland Payment
	Systems Inc.	32,248	664
*	Infinera Corp.	95,551	660
*	PROS Holdings Inc.	37,445	655
*	Silicon Graphics
	International Corp.	38,043	654
	CTS Corp.	67,632	654
*	XO Group Inc.	65,319	650
*	Cardtronics Inc.	27,549	646
*	STEC Inc.	37,910	645
*	KIT Digital Inc.	53,998	645
*	Freescale Semiconductor
	Holdings I Ltd.	34,995	644
*	IXYS Corp.	42,727	640
	AVX Corp.	41,801	637
*	Advanced Analogic
	Technologies Inc.	103,501	627
*	Actuate Corp.	103,796	607
	Molex Inc.	23,554	607
*	IntraLinks Holdings Inc.	34,887	603
*	LTX-Credence Corp.	66,950	599
*	comScore Inc.	22,858	592
*	Synchronoss
	Technologies Inc.	18,541	588
*	RightNow Technologies Inc.	18,061	585
*	Gerber Scientific Inc.	51,812	577

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Ultratech Inc.	18,784	571
*	Quantum Corp.	172,368	569
*	Emcore Corp.	207,296	568
	Marchex Inc. Class B	63,609	565
*	Computer Task Group Inc.	42,231	556
*	Imation Corp.	58,234	550
*	Digi International Inc.	41,885	545
	iGate Corp.	33,016	539
	DDi Corp.	56,376	538
*	EMS Technologies Inc.	16,139	532
*	Echelon Corp.	57,876	526
*	Stratasys Inc.	15,493	522
*	Oplink Communications Inc.	27,757	517
*	LogMeIn Inc.	13,204	509
*	Integrated Silicon
	Solution Inc.	52,580	508
	Park Electrochemical Corp.	18,095	506
*	Anadigics Inc.	156,877	504
	SycamoreNetworks Inc.	22,642	504
*	Cray Inc.	78,644	503
*	Callidus Software Inc.	85,391	500
*	OSI Systems Inc.	11,464	493
*	Kenexa Corp.	20,468	491
*	Entropic
	Communications Inc.	54,314	483
*	Aviat Networks Inc.	122,430	482
*	Powerwave
	Technologies Inc.	161,817	477
*	Fabrinet	19,551	475
	Electro Rent Corp.	26,927	461
*	Magma Design
	Automation Inc.	56,902	455
	United Online Inc.	74,744	451
*	Axcelis Technologies Inc.	273,413	448
*	Mercury Computer
	Systems Inc.	23,947	447
*	Hackett Group Inc.	87,226	444
	Opnet Technologies Inc.	10,770	441
*	Monolithic Power
	Systems Inc.	28,346	437
*	Kopin Corp.	92,661	436
*	Globecomm Systems Inc.	27,835	433
*	Newport Corp.	23,606	429
*	LivePerson Inc.	30,153	426
*	Internap Network
	Services Corp.	57,482	423
*	Limelight Networks Inc.	91,897	419
*	RealNetworks Inc.	122,871	418
	Micrel Inc.	38,785	410
*	Measurement
	Specialties Inc.	11,482	410
*	Verint Systems Inc.	10,978	407
*	Oclaro Inc.	60,484	406
*	Multi-Fineline Electronix Inc.	18,797	406
*	Volterra Semiconductor
	Corp.	16,426	405

			Market
			Value
		Shares	($000)
*	Immersion Corp.	45,640	389
*	Extreme Networks	119,643	388
*	Kemet Corp.	26,960	385
	American Software Inc.
	Class A	45,009	374
*	ExlService Holdings Inc.	15,968	369
*	Standard Microsystems
	Corp.	13,578	366
*	DSP Group Inc.	41,725	363
*	Openwave Systems Inc.	156,766	359
*	SunPower Corp. Class B	21,463	357
*	MoneyGram
	International Inc.	107,214	356
*	Exar Corp.	54,869	347
	ModusLink Global
	Solutions Inc.	77,301	346
*	Vocus Inc.	11,273	345
	Bel Fuse Inc. Class B	15,756	342
*	KVH Industries Inc.	32,125	341
*	NVE Corp.	5,810	340
*	Net 1 UEPS
	Technologies Inc.	38,239	332
*	FalconStor Software Inc.	72,693	326
*	Silicon Image Inc.	50,243	325
*	DemandTec Inc.	34,883	317
*	Novatel Wireless Inc.	57,867	317
*	Zoran Corp.	36,463	306
*	MIPS Technologies Inc.
	Class A	43,340	299
*	Integral Systems Inc.	24,413	297
*	SMART Modular
	Technologies WWH Inc.	32,353	296
*	FleetCor Technologies Inc.	9,901	293
*	TNS Inc.	17,220	286
*	Dot Hill Systems Corp.	98,053	278
*	Ixia	21,580	276
	Cass Information
	Systems Inc.	7,297	276
*	CalAmp Corp.	82,181	249
	Renaissance Learning Inc.	19,707	247
*	ShoreTel Inc.	23,758	242
*	SS&C Technologies
	Holdings Inc.	12,007	239
*	AXT Inc.	28,030	238
*	Mindspeed
	Technologies Inc.	29,552	236
*	Nanometrics Inc.	12,285	233
*	THQ Inc.	64,284	233
*	LRAD Corp.	82,645	227
*	Lionbridge Technologies Inc.	71,444	227
*	Sigma Designs Inc.	29,530	226
*	Saba Software Inc.	24,872	225
*	Dynamics Research Corp.	16,326	223
*	Perficient Inc.	21,457	220
*	Vishay Precision Group Inc.	13,007	220

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Monotype Imaging
	Holdings Inc.	15,469	219
	Stamps.com Inc.	16,292	217
*	Virtusa Corp.	11,408	216
*	Autobytel Inc.	191,026	216
*	Intevac Inc.	20,584	210
*	Move Inc.	94,525	207
*	Photronics Inc.	24,357	206
*	S1 Corp.	26,711	200
*	VASCO Data Security
	International Inc.	15,726	196
*	Calix Inc.	9,231	192
*	FSI International Inc.	69,893	192
*	BigBand Networks Inc.	87,642	190
*,^	Rubicon Technology Inc.	10,337	174
*	Super Micro Computer Inc.	10,488	169
*	QuinStreet Inc.	12,722	165
*	Maxwell Technologies Inc.	10,166	165
*	Travelzoo Inc.	2,543	164
*	Global Cash Access
	Holdings Inc.	49,762	158
*	Comverge Inc.	52,613	156
*	Supertex Inc.	6,899	155
*	Zygo Corp.	10,858	144
*	Authentidate Holding Corp.	118,892	143
*	support.com Inc.	29,004	139
*	Cyberoptics Corp.	14,065	136
*	AuthenTec Inc.	49,345	136
*	Reis Inc.	13,713	136
*	LoJack Corp.	30,922	135
*	Aware Inc.	44,194	133
*	Identive Group Inc.	57,005	132
*	Seachange International Inc.	12,187	131
*	Smith Micro Software Inc.	31,088	131
*,^	Energy Conversion
	Devices Inc.	107,333	127
*	PC-Tel Inc.	19,415	126
*	Edgewater Technology Inc.	46,266	125
*	Concurrent Computer Corp.	19,383	121
	Pulse Electronics Corp.	26,190	116
*	Crexendo Inc.	23,286	115
*	Cinedigm Digital
	Cinema Corp. Class A	66,352	112
*	Aeroflex Holding Corp.	6,117	111
*	TeleCommunication
	Systems Inc. Class A	22,677	110
*	Rudolph Technologies Inc.	10,158	109
*	Web.com Group Inc.	8,761	108
*	Radisys Corp.	14,713	107
	Ipass Inc.	67,267	102
*	Ness Technologies Inc.	12,882	98
	EvolvingSystems Inc.	13,428	96
*	OCZ Technology Group Inc.	12,000	96
*,^	Wave Systems Corp.
	Class A	32,831	93
*	QuickLogic Corp.	27,004	91

			Market
			Value
		Shares	($000)
*	Bsquare Corp.	13,941	87
*	PC Connection Inc.	10,405	86
*	Hutchinson Technology Inc.	36,408	83
*	Looksmart Ltd.	54,701	83
*	SRS Labs Inc.	8,051	77
*	Network Equipment
	Technologies Inc.	35,089	77
*	Symmetricom Inc.	13,158	77
*	Pericom Semiconductor
	Corp.	8,578	77
*,^	SunPower Corp. Class A	3,789	73
*	Datalink Corp.	10,313	72
*	MoSys Inc.	12,422	71
*,^	Microvision Inc.	56,881	69
	TheStreetInc.	22,378	69
*	Presstek Inc.	40,606	66
*	MaxLinear Inc.	7,500	65
*	BTU International Inc.	9,100	64
*	Frequency Electronics Inc.	6,132	58
*,^	EvergreenSolar Inc.	100,022	57
*	Information Services
	Group Inc.	31,590	56
*	StarTek Inc.	15,375	53
*	PRGX Global Inc.	7,136	51
*	Transwitch Corp.	16,462	51
*	WebMediaBrands Inc.	36,233	49
*	LeCroy Corp.	3,896	47
*	Westell Technologies Inc.
	Class A	12,700	45
*	Ikanos Communications Inc.	36,361	45
	Telular Corp.	7,116	44
*	Online Resources Corp.	12,713	41
*	Ditech Networks Inc.	34,438	41
*	Planar Systems Inc.	13,735	39
*	Pixelworks Inc.	15,645	38
*	NCI Inc. Class A	1,656	38
	QAD Inc. Class A	3,629	37
*	PLX Technology Inc.	10,402	36
	Richardson Electronics Ltd.	2,625	36
*	PDF Solutions Inc.	5,923	35
*	Viasystems Group Inc.	1,531	34
	Bel Fuse Inc. Class A	1,477	34
*	Mattson Technology Inc.	17,376	33
*	Document Security
	Systems Inc.	10,321	32
*	X-Rite Inc.	6,261	31
*	Opnext Inc.	13,481	31
*	Network Engines Inc.	27,889	31
*	ORBCOMM Inc.	9,769	31
*	Rosetta Stone Inc.	1,884	30
*	PAR Technology Corp.	7,772	30
*	GSE Systems Inc.	13,415	29
*	ID Systems Inc.	6,149	29
*	MEMSIC Inc.	8,040	28
*	Mediamind Technologies Inc.	1,228	27
	Rimage Corp.	1,944	26

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Zhone Technologies Inc.	10,572	25
*	Envestnet Inc.	1,600	24
*	Numerex Corp. Class A	2,362	23
*	Zix Corp.	5,332	20
*	Ramtron International Corp.	6,551	20
*	Rainmaker Systems Inc.	19,115	20
*	iGO Inc.	11,872	19
*	HSW International Inc.	3,300	19
*	Superconductor
	Technologies Inc.	7,872	18
*	Lantronix Inc.	6,995	18
*	Transact Technologies Inc.	1,500	18
*	Trident Microsystems Inc.	24,205	17
*	Mattersight Corp.	2,159	12
*	Research Frontiers Inc.	2,555	12
*	Digital Ally Inc.	9,500	11
*	Vertro Inc.	4,874	11
*	Pervasive Software Inc.	908	6
*	Spire Corp.	2,366	6
	QAD Inc. Class B	573	5
*	Parkervision Inc.	7,548	4
*	Selectica Inc.	829	4
*	Intellicheck Mobilisa Inc.	3,010	4
*	TechTarget Inc.	479	4
*	Management Network
	Group Inc.	626	2
*	Digimarc Corp.	46	2
*	Ultra Clean Holdings	163	1
*	Echo Global Logistics Inc.	81	1
*	Amtech Systems Inc.	60	1
*	Wireless Telecom Group Inc.	1,403	1
*	Innodata Isogen Inc.	370	1
*	Deltek Inc.	125	1
*	Glu Mobile Inc.	160	1
*	Market Leader Inc.	364	1
*	Guidance Software Inc.	80	1
*	Tier Technologies Inc. Class B	121	1
*	PC Mall Inc.	63	1
*	Newtek Business Services Inc.	204	—
*	GTSI Corp.	50	—
*	Performance Technologies Inc.	70	—
*	Video Display Corp.	19	—
			3,075,628
Materials (4.4%)
	EI du Pont de
	Nemours & Co.	1,050,345	56,771
	Freeport-McMoRan
	Copper & Gold Inc.	1,072,199	56,719
	Dow Chemical Co.	1,331,072	47,919
	Monsanto Co.	611,446	44,354
	Praxair Inc.	345,673	37,468
	Newmont Mining Corp.	554,574	29,930
	Air Products &
	Chemicals Inc.	245,010	23,418
	Mosaic Co.	314,421	21,296
	Alcoa Inc.	1,211,160	19,209

			Market
			Value
		Shares	($000)
	PPG Industries Inc.	183,087	16,622
	Cliffs Natural
	Resources Inc.	164,858	15,241
	Ecolab Inc.	265,245	14,955
	Nucor Corp.	360,057	14,842
	International Paper Co.	476,092	14,197
	LyondellBasellIndustries
	NV Class A	323,730	12,470
	CF Industries Holdings Inc.	81,318	11,520
	Sigma-Aldrich Corp.	139,018	10,201
	Lubrizol Corp.	73,102	9,815
	Celanese Corp. Class A	177,785	9,478
	Sherwin-WilliamsCo.	103,952	8,718
	Eastman Chemical Co.	80,725	8,240
	Walter Energy Inc.	70,520	8,166
	United States Steel Corp.	163,895	7,546
	Ball Corp.	191,317	7,358
	Allegheny Technologies Inc.	114,966	7,297
	FMC Corp.	81,547	7,015
*	Crown Holdings Inc.	177,406	6,887
	Albemarle Corp.	99,284	6,870
	MeadWestvaco Corp.	191,956	6,394
	Airgas Inc.	91,234	6,390
	International Flavors &
	Fragrances Inc.	91,491	5,877
	Ashland Inc.	90,083	5,821
	Vulcan Materials Co.	147,101	5,668
	Rock-Tenn Co. Class A	78,938	5,237
*	Owens-Illinois Inc.	186,605	4,816
	Domtar Corp.	46,874	4,440
	Sealed Air Corp.	181,575	4,320
	Reliance Steel &
	Aluminum Co.	85,155	4,228
	Nalco Holding Co.	150,123	4,175
	Martin Marietta
	Materials Inc.	51,852	4,147
	Bemis Co. Inc.	122,004	4,121
	Huntsman Corp.	218,597	4,121
*	Molycorp Inc.	66,999	4,091
*	Rockwood Holdings Inc.	73,829	4,082
	Sonoco Products Co.	114,312	4,063
	Aptargroup Inc.	76,454	4,002
	Steel Dynamics Inc.	236,039	3,836
*	WR Grace & Co.	83,408	3,806
	Valspar Corp.	105,228	3,795
	Temple-Inland Inc.	123,353	3,669
	Royal Gold Inc.	58,354	3,418
	RPMInternational Inc.	148,264	3,413
*	Allied Nevada Gold Corp.	96,364	3,408
	Packaging Corp. of America	116,717	3,267
	Compass Minerals
	International Inc.	37,447	3,223
*	Solutia Inc.	139,003	3,176
	CytecIndustries Inc.	53,562	3,063
	Cabot Corp.	74,664	2,977
	Carpenter Technology Corp.	50,210	2,896

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Scotts Miracle-Gro Co.
	Class A	52,766	2,707
*	Stillwater Mining Co.	116,453	2,563
*	Coeur d’Alene Mines Corp.	101,843	2,471
*	Hecla Mining Co.	318,201	2,447
	Silgan Holdings Inc.	55,763	2,285
*	AbitibiBowater Inc.	110,728	2,248
	NewMarket Corp.	12,742	2,175
	Olin Corp.	90,185	2,044
	Sensient Technologies Corp.	54,462	2,019
*	Chemtura Corp.	108,400	1,973
	AK Steel Holding Corp.	124,962	1,969
*	Intrepid Potash Inc.	59,618	1,938
	Commercial Metals Co.	131,313	1,884
	Titanium Metals Corp.	102,087	1,870
	Greif Inc. Class A	26,744	1,739
	PolyOne Corp.	107,303	1,660
	Schnitzer Steel
	Industries Inc.	27,395	1,578
	Worthington Industries Inc.	67,258	1,554
	Globe Specialty Metals Inc.	69,134	1,550
	Innophos Holdings Inc.	30,063	1,467
	Buckeye Technologies Inc.	53,516	1,444
	Balchem Corp.	32,782	1,435
*	OM Group Inc.	35,095	1,426
*	Kraton Performance
	Polymers Inc.	36,162	1,416
	Minerals Technologies Inc.	20,915	1,386
	HB Fuller Co.	56,302	1,375
	Eagle Materials Inc.	48,048	1,339
*	RTI International Metals Inc.	34,336	1,317
	AMCOL International Corp.	33,970	1,296
*	Ferro Corp.	95,012	1,277
*	Century Aluminum Co.	79,971	1,252
*	Louisiana-Pacific Corp.	149,732	1,219
	Arch Chemicals Inc.	33,847	1,166
	Westlake Chemical Corp.	22,222	1,153
	Schweitzer-Mauduit
	International Inc.	20,226	1,136
*	Materion Corp.	30,680	1,134
	Texas Industries Inc.	27,052	1,126
*	Calgon Carbon Corp.	65,098	1,107
*	Innospec Inc.	29,879	1,004
	Haynes International Inc.	15,525	961
*	Georgia Gulf Corp.	38,762	936
	Koppers Holdings Inc.	22,489	853
*	Graphic Packaging
	Holding Co.	154,939	843
*	Clearwater Paper Corp.	11,833	808
	Kaiser Aluminum Corp.	14,655	800
	PH Glatfelter Co.	52,042	800
*	US Gold Corp.	117,544	709
	American Vanguard Corp.	53,776	698
*	AM Castle & Co.	40,211	668
	A Schulman Inc.	26,450	666
	MyersIndustries Inc.	64,009	658

			Market
			Value
		Shares	($000)
	Stepan Co.	9,111	646
*	Mercer International Inc.	58,840	593
	Quaker Chemical Corp.	13,768	592
	Hawkins Inc.	16,317	591
*	General Moly Inc.	132,322	590
^	Gold Resource Corp.	22,840	569
	Neenah Paper Inc.	26,487	564
	Deltic Timber Corp.	9,815	527
*	LSB Industries Inc.	12,012	516
	Boise Inc.	64,792	505
*	Flotek Industries Inc.	56,365	480
	Olympic Steel Inc.	17,072	470
*	Horsehead Holding Corp.	35,180	469
	Kronos Worldwide Inc.	14,667	461
*	Graham Packaging Co. Inc.	17,739	447
*	KapStone Paper and
	Packaging Corp.	23,924	396
*	Omnova Solutions Inc.	55,847	389
	Zep Inc.	19,154	362
*	US Energy Corp. Wyoming	73,527	314
*	STR Holdings Inc.	20,952	313
*	Zoltek Cos. Inc.	26,301	277
*	Headwaters Inc.	85,507	268
*	Landec Corp.	40,323	266
*	TPC Group Inc.	6,426	252
*	Universal Stainless & Alloy	4,761	223
	Wausau Paper Corp.	31,184	210
*	Golden Minerals Co.	9,460	168
*	ADA-ES Inc.	10,500	168
	ChaseCorp.	9,925	166
*	Spartech Corp.	24,882	152
*	Metals USA Holdings Corp.	9,896	147
*	Paramount Gold and
	Silver Corp.	37,835	123
*	AEP Industries Inc.	3,657	107
*	Nanophase
	Technologies Corp.	66,261	80
*	American Pacific Corp.	9,574	77
*	Noranda Aluminum
	Holding Corp.	5,002	76
	KMG Chemicals Inc.	4,354	73
*	Penford Corp.	10,087	53
*	Senomyx Inc.	9,986	51
*	Ampal American Israel
	Class A	43,513	41
*	Solitario Exploration &
	Royalty Corp.	12,887	37
*	Clean Diesel
	Technologies Inc.	6,800	32
*	United States Lime &
	Minerals Inc.	617	25
*	Verso Paper Corp.	2,817	8
*	China Direct Industries Inc.	7,795	7
*	Puda Coal Inc.	1,633	2
*	Continental Materials Corp.	5	—
			750,894

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
Telecommunication Services (2.8%)
	AT&T Inc.	6,736,877	211,605
	Verizon
	Communications Inc.	3,191,018	118,802
	CenturyLink Inc.	683,352	27,628
*	American Tower Corp.
	Class A	453,169	23,714
*	Sprint Nextel Corp.	3,407,901	18,369
*	Crown Castle
	International Corp.	331,567	13,525
	Frontier Communications
	Corp.	1,132,594	9,140
*	NII Holdings Inc.	193,509	8,201
	Windstream Corp.	574,714	7,448
*	SBA Communications
	Corp. Class A	130,965	5,002
*	MetroPCS
	Communications Inc.	284,569	4,897
*	Level 3
	Communications Inc.	1,907,374	4,654
*	tw telecom inc Class A	163,001	3,346
	Telephone & Data
	Systems Inc.	73,418	2,282
	AboveNet Inc.	24,931	1,757
*	Global Crossing Ltd.	37,925	1,456
*	Leap Wireless
	International Inc.	71,200	1,156
*	Cincinnati Bell Inc.	296,524	984
*	United States Cellular Corp.	19,506	944
	NTELOS Holdings Corp.	42,972	878
	Atlantic Tele-Network Inc.	20,310	779
*	Cogent Communications
	Group Inc.	45,108	767
^	Alaska Communications
	Systems Group Inc.	81,186	720
*	Vonage Holdings Corp.	134,896	595
*,^	Clearwire Corp. Class A	155,853	589
*	General Communication
	Inc. Class A	47,002	567
	Consolidated
	Communications
	Holdings Inc.	27,681	538
*	8x8 Inc.	105,314	515
*	PAETEC Holding Corp.	107,173	513
*	Premiere Global
	Services Inc.	63,495	507
	IDT Corp. Class B	16,830	455
*	ICO Global
	Communications
	Holdings Ltd.	147,446	408
	Shenandoah
	Telecommunications Co.	23,271	396
*,^	Neutral Tandem Inc.	22,614	394
	HickoryTech Corp.	27,856	331
	USA Mobility Inc.	21,314	325
*	Cbeyond Inc.	23,506	311

			Market
			Value
		Shares	($000)
*	Iridium
	Communications Inc.	24,286	210
	Telephone & Data
	Systems Inc.–Special
	Common Shares	7,633	206
	SureWest Communications	10,020	168
*	Globalstar Inc.	54,042	66
*,^	FiberTower Corp.	30,094	36
	Warwick Valley
	Telephone Co.	38	1
			475,185
Utilities (3.4%)
	Southern Co.	946,789	38,231
	Exelon Corp.	754,278	32,313
	Dominion Resources Inc.	662,014	31,955
	Duke Energy Corp.	1,514,810	28,524
	NextEra Energy Inc.	455,803	26,190
	FirstEnergy Corp.	476,613	21,042
	American Electric
	Power Co. Inc.	548,025	20,650
	PG&E Corp.	451,661	18,983
	Public Service Enterprise
	Group Inc.	576,781	18,826
	PPL Corp.	644,054	17,924
	Consolidated Edison Inc.	332,833	17,720
	Progress Energy Inc.	334,624	16,065
	Entergy Corp.	204,131	13,938
	Sempra Energy	260,403	13,770
	Edison International	352,834	13,672
	Xcel Energy Inc.	550,082	13,367
*	AES Corp.	763,638	9,729
	DTE Energy Co.	193,122	9,660
	CenterPoint Energy Inc.	459,972	8,900
	Oneok Inc.	115,876	8,576
	Wisconsin Energy Corp.	266,522	8,355
	Constellation Energy
	Group Inc.	216,433	8,216
	Ameren Corp.	274,229	7,909
	Northeast Utilities	201,233	7,077
*	NRG Energy Inc.	282,161	6,936
	NiSource Inc.	318,362	6,447
	American Water
	Works Co. Inc.	199,684	5,881
	National Fuel Gas Co.	79,777	5,808
*	Calpine Corp.	354,493	5,718
	CMS Energy Corp.	287,369	5,658
	OGE Energy Corp.	111,342	5,603
	Pinnacle West
	Capital Corp.	124,005	5,528
	SCANA Corp.	138,454	5,451
	NSTAR	118,134	5,432
	Alliant Energy Corp.	126,386	5,139
	Pepco Holdings Inc.	256,570	5,036
	MDU Resources
	Group Inc.	215,209	4,842

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Integrys Energy
	Group Inc.	88,979	4,613
	TECO Energy Inc.	232,706	4,396
	ITC Holdings Corp.	57,891	4,155
	NV Energy Inc.	268,507	4,122
	DPLInc.	135,892	4,099
	UGI Corp.	126,657	4,039
	AGL Resources Inc.	88,916	3,620
	Questar Corp.	201,466	3,568
	Westar Energy Inc.	129,483	3,484
	Aqua America Inc.	157,259	3,457
	Atmos Energy Corp.	103,372	3,437
*	GenOn Energy Inc.	878,625	3,392
	Great Plains Energy Inc.	154,726	3,207
	Nicor Inc.	51,916	2,842
	Hawaiian Electric
	Industries Inc.	108,145	2,602
	Vectren Corp.	93,124	2,594
	Piedmont Natural
	Gas Co. Inc.	82,615	2,500
	Cleco Corp.	69,534	2,423
	WGL Holdings Inc.	58,324	2,245
	IDACORP Inc.	56,334	2,225
	Portland General Electric Co.	85,940	2,173
	New Jersey Resources Corp.	47,432	2,116
	Southwest Gas Corp.	49,334	1,905
	UIL Holdings Corp.	57,911	1,873
	South Jersey Industries Inc.	33,988	1,846
	Avista Corp.	64,974	1,669
	PNM Resources Inc.	93,384	1,563
	Unisource Energy Corp.	41,876	1,563
	Allete Inc.	36,890	1,514
	El Paso Electric Co.	43,526	1,406
	Northwest Natural Gas Co.	30,598	1,381
	NorthWestern Corp.	41,232	1,365
	Black Hills Corp.	42,759	1,287
	MGE Energy Inc.	26,601	1,078
	Laclede Group Inc.	28,433	1,076
	American States Water Co.	26,718	926
	Empire District Electric Co.	47,669	918
	CHEnergy Group Inc.	16,507	879
	Otter Tail Corp.	37,446	790
	California Water
	Service Group	42,088	787
*	Dynegy Inc. Class A	118,547	734
	Central Vermont Public
	Service Corp.	15,723	568
	SJWCorp.	22,146	537
	Ormat Technologies Inc.	22,930	505
	Connecticut Water
	Service Inc.	17,347	444
	ChesapeakeUtilities Corp.	9,478	379
	Middlesex Water Co.	12,667	235
	Unitil Corp.	5,994	158
*	Cadiz Inc.	14,246	155
	Consolidated Water Co. Ltd.	11,915	111

			Market
			Value
		Shares	($000)
	Artesian Resources Corp.
	Class A	5,580	101
*	Synthesis Energy
	Systems Inc.	30,151	56
	York Water Co.	3,244	54
*	Purecycle Corp.	8,430	26
	Delta Natural Gas Co. Inc.	700	22
	Pennichuck Corp.	737	21
	RGC Resources Inc.	16	1
			584,313
Total Common Stocks
(Cost $14,487,553)			17,047,601
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
2,[3]	Vanguard Market
	Liquidity Fund, 0.140%	73,414,814	73,415

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
[4],5	Fannie Mae Discount
	Notes, 0.070%, 8/3/11	2,000	2,000
4	Fannie Mae Discount
	Notes, 0.085%, 8/24/11	1,000	1,000
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.065%, 8/10/11	200	200
[4],5	Federal Home Loan
	Bank Discount Notes,
	0.080%, 8/17/11	2,000	1,999
[4],5	Freddie Mac Discount
	Notes, 0.080%, 8/15/11	1,100	1,100
[4],5	Freddie Mac Discount
	Notes, 0.100%, 8/29/11	150	150
			6,449
Total Temporary Cash Investments
(Cost $79,864)			79,864
Total Investments (99.9%)
(Cost $14,567,417)			17,127,465
Other Assets and Liabilities (0.1%)
Other Assets			149,577
Liabilities[3]			(137,741)
			11,836
Net Assets (100%)			17,139,301

Institutional Total Stock Market Index Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	15,055,478
Undistributed Net Investment Income	6,715
Accumulated Net Realized Losses	(484,990)
Unrealized Appreciation (Depreciation)
Investment Securities	2,560,048
Futures Contracts	2,050
Net Assets	17,139,301

Institutional Shares—Net Assets
Applicable to 94,327,625 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,840,391
Net Asset Value Per Share—
Institutional Shares	$30.11

Institutional Plus Shares—Net Assets
Applicable to 474,797,366 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,298,910
Net Asset Value Per Share—
Institutional Plus Shares	$30.12

Securities with a market value of less than $500 are displayed with a dash.
See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $26,552,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $27,787,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,649,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	141,778
Interest[1]	68
Security Lending	1,574
Total Income	143,420
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	556
Management and Administrative—Institutional Plus Shares	1,625
Total Expenses	2,181
Net Investment Income	141,239
Realized Net Gain (Loss)
Investment Securities Sold	(85,188)
Futures Contracts	3,900
Realized Net Gain (Loss)	(81,288)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	934,144
Futures Contracts	958
Change in Unrealized Appreciation (Depreciation)	935,102
Net Increase (Decrease) in Net Assets Resulting from Operations	995,053
1 Interest income from an affiliated company of the fund was $60,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	141,239	261,050
Realized Net Gain (Loss)	(81,288)	102,435
Change in Unrealized Appreciation (Depreciation)	935,102	1,947,122
Net Increase (Decrease) in Net Assets Resulting from Operations	995,053	2,310,607
Distributions
Net Investment Income
Institutional Shares	(21,562)	(37,307)
Institutional Plus Shares	(114,135)	(224,408)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(135,697)	(261,715)
Capital Share Transactions
Institutional Shares	466,684	275,016
Institutional Plus Shares	589,106	679,934
Net Increase (Decrease) from Capital Share Transactions	1,055,790	954,950
Total Increase (Decrease)	1,915,146	3,003,842
Net Assets
Beginning of Period	15,224,155	12,220,313
End of Period[1]	17,139,301	15,224,155
1 Net Assets—End of Period includes undistributed net investment income of $6,715,000 and $1,173,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$28.54	$24.80	$19.68	$31.89	$30.71	$27.00
Investment Operations
Net Investment Income	.254	.495	.483	.550	.547	.501
Net Realized and Unrealized Gain (Loss)
on Investments	1.560	3.741	5.120	(12.208)	1.179	3.710
Total from Investment Operations	1.814	4.236	5.603	(11.658)	1.726	4.211
Distributions
Dividends from Net Investment Income	(.244)	(.496)	(.483)	(.552)	(.546)	(.501)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.244)	(.496)	(.483)	(.552)	(.546)	(.501)
Net Asset Value, End of Period	$30.11	$28.54	$24.80	$19.68	$31.89	$30.71

Total Return	6.36%	17.28%	28.84%	-36.90%	5.60%	15.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,840	$2,248	$1,700	$1,106	$1,271	$939
Ratio of Total Expenses to
Average Net Assets	0.044%	0.045%	0.045%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.95%	2.36%	2.12%	1.81%	1.81%
Portfolio Turnover Rate[1]	11%	14%	13%	13%	10%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$28.54	$24.81	$19.68	$31.89	$30.71	$27.00
Investment Operations
Net Investment Income	.257	.499	.487	.556	.553	.506
Net Realized and Unrealized Gain (Loss)
on Investments	1.570	3.732	5.130	(12.209)	1.179	3.710
Total from Investment Operations	1.827	4.231	5.617	(11.653)	1.732	4.216
Distributions
Dividends from Net Investment Income	(.247)	(.501)	(.487)	(.557)	(.552)	(.506)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.247)	(.501)	(.487)	(.557)	(.552)	(.506)
Net Asset Value, End of Period	$30.12	$28.54	$24.81	$19.68	$31.89	$30.71

Total Return	6.41%	17.25%	28.92%	-36.89%	5.62%	15.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,299	$12,976	$10,520	$6,631	$8,599	$4,615
Ratio of Total Expenses to
Average Net Assets	0.024%	0.025%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	1.78%	1.97%	2.38%	2.14%	1.83%	1.83%
Portfolio Turnover Rate[1]	11%	14%	13%	13%	10%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

Institutional Total Stock Market Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. Effective June 2011, the annual fee rate was reduced to 0.04% for the Institutional Shares and 0.02% for the Institutional Plus Shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,047,573	—	28
Temporary Cash Investments	73,415	6,449	—
Futures Contracts—Assets[1]	702	—	—
Futures Contracts—Liabilities[1]	(62)	—	—
Total	17,121,628	6,449	28
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

Investments in
Common Stock
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers in and/or out of Level 3	28
Balance as of June 30, 2011	28

Institutional Total Stock Market Index Fund

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	181	59,526	1,526
E-mini Russell 2000 Index	September 2011	73	6,025	375
E-mini S&P MidCap Index	September 2011	30	2,930	118
E-mini S&P 500 Index	September 2011	15	987	31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $115,540,000 to offset future net capital gains through December 31, 2017. In addition, the fund realized losses of $197,289,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $14,567,417,000. Net unrealized appreciation of investment securities for tax purposes was $2,560,048,000, consisting of unrealized gains of $3,582,003,000 on securities that had risen in value since their purchase and $1,021,955,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $1,996,808,000 of investment securities and sold $928,710,000 of investment securities, other than temporary cash investments.

Institutional Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	571,110	19,022	968,244	36,921
Issued in Lieu of Cash Distributions	18,653	621	32,776	1,248
Redeemed	(123,079)	(4,090)	(726,004)	(27,934)
Net Increase (Decrease)—Institutional Shares	466,684	15,553	275,016	10,235
Institutional Plus Shares
Issued	1,571,100	53,037	2,681,039	108,189
Issued in Lieu of Cash Distributions	103,588	3,449	199,020	7,597
Redeemed	(1,085,582)	(36,298)	(2,200,125)	(85,280)
Net Increase (Decrease)—Institutional Plus Shares	589,106	20,188	679,934	30,506

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,063.60	$0.23
Institutional Plus Shares	1,000.00	1,064.06	0.12
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.58	$0.22
Institutional Plus Shares	1,000.00	1,024.68	0.12

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.044% for Institutional Shares and 0.024% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has amended and renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The amended investment advisory arrangement reduced the management and shareholder services expenses paid to Vanguard by the fund, which resulted in a lower expense ratio. The board determined that amending the investment advisory arrangement and continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted the amendment and continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001. [2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	GlennW. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley, Forge, PA 19482-2600

Connect with Vanguard® >  vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-749-7273	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
This material may be used in conjunction	relationship MSCI has with the The Vanguard Group and
with the offering of shares of any Vanguard	any related funds.
fund only if preceded or accompanied by
the fund's current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc. unless otherwise noted.

You can obtain a free copy of Vanguard's proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC's website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC's Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC's website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q8712 082011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.